UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02857 and 811-21434

Name of Fund: BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2017

Date of reporting period: 06/30/2017

Item 1 – Schedule of Investments

Schedule of Investments June 30, 2017 (Unaudited)	BlackRock Total Return Fund (Percentages shown are based on Net Assets)

Mutual Funds	Value
Master Total Return Portfolio of Master Bond LLC	$10,521,885,025
Total Investments (Cost — $10,440,140,445) — 100.1%	10,521,885,025
Liabilities in Excess of Other Assets — (0.1)%	(12,696,327)

Net Assets — 100.0%	$10,509,188,698

Notes to Schedule of Investments

BlackRock Total Return Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Total Return Portfolio of Master Bond LLC (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of period end, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $10,521,885,025 and 95.5%, respectively.

The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Master Portfolio.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of June 30, 2017, certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

During the period ended June 30, 2017, there were no transfers between levels.

BLACKROCK BOND FUND, INC.	JUNE 30, 2017	1

Consolidated Schedule of Investments June 30, 2017 (Unaudited)	Master Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, 1.56%, 4/25/36 (a)	USD	5,510	$2,863,242
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.94%, 12/25/33 (a)		581	502,792
Series 2006-CW1, Class A2C, 1.36%, 7/25/36 (a)		743	503,021
Series 2007-HE4, Class A2A, 1.35%, 5/25/37 (a)		3,060	984,521
Adagio IV CLO Ltd., Series IV-X, Class F, 6.65%, 10/15/29 (a)	EUR	400	435,503
Adagio V CLO Designated Activity Co., Series V-X, Class E, 6.70%, 10/15/29 (a)		340	388,815
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, 0.00%, 7/15/26 (a)(b)	USD	4,730	4,730,000
Ajax Mortgage Loan Trust:
Series 2016-1, Class A, 4.25%, 7/25/47 (b)(c)		2,423	2,403,840
Series 2016-B, Class A, 4.00%, 9/25/65 (b)(c)		3,256	3,250,567
Series 2016-C, Class A, 4.00%, 10/25/57 (b)(c)		2,201	2,192,382
AJAX Mortgage Loan Trust, Series 2017-A, Class A, 3.47%, 4/25/57 (b)(c)		11,128	11,107,618
Allegro CLO II Ltd., Series 2014-1A, Class A1R, 2.33%, 1/21/27 (a)(b)(d)		2,340	2,340,538
ALM V Ltd., Series 2012-5A, Class A2R, 3.31%, 10/18/27 (a)(b)		1,600	1,615,711
ALM XI Ltd., Series 2014-11A, Class A1R, 2.23%, 10/17/26 (a)(b)(d)		14,020	14,020,000
ALM XII Ltd.:
Series 2015-12A, Class A1R, 2.21%, 4/16/27 (a)(b)(d)		10,010	10,010,000
Series 2015-12A, Class BR, 3.21%, 4/16/27 (a)(b)(d)		3,635	3,635,000
ALM XIV Ltd.:
Series 2014-14A, Class A1R, 2.32%, 7/28/26 (a)(b)		10,785	10,787,738
Series 2014-14A, Class BR, 3.27%, 7/28/26 (a)(b)		1,236	1,238,091
ALM XVI Ltd./ALM XVI LLC, Series 2015-16A, Class BR, 0.00%, 7/15/27 (a)(b)(d)		2,060	2,060,000

Asset-Backed Securities		Par (000)	Value
ALME Loan Funding V BV, Series 5X, Class E, 6.00%, 7/15/29 (a)	EUR	1,080	$1,238,156
AMMC CLO 17 Ltd., Series 2015-17A, Class B, 3.48%, 11/15/27 (a)(b)	USD	1,180	1,189,759
AMMC CLO 18 Ltd., Series 2016-18A, Class AL1, 2.77%, 5/26/28 (a)(b)		5,320	5,356,844
AMMC CLO 19 Ltd., Series 2016-19A, Class C, 3.96%, 10/15/28 (a)(b)		720	722,895
AMMC CLO IX Ltd.:
Series 2011-9A, Class B1R, 3.66%, 1/15/22 (a)(b)		8,590	8,650,449
Series 2011-9A, Class CR, 4.76%, 1/15/22 (a)(b)		2,490	2,496,687
AMMC CLO XII Ltd., Series 2013-12A, Class B, 3.08%, 5/10/25 (a)(b)		1,612	1,612,588
AMMC CLO XIII Ltd.:
Series 2013-13A, Class A1LR, 0.00%, 7/24/29 (a)(b)(d)		2,620	2,620,000
Series 2013-13A, Class A3L, 3.85%, 1/26/26 (a)(b)		1,476	1,475,969
Anchorage Capital CLO 3 Ltd.:
Series 2014-3A, Class A2AR, 3.22%, 4/28/26 (a)(b)		1,620	1,619,912
Series 2014-3A, Class BR, 3.82%, 4/28/26 (a)(b)		500	500,551
Anchorage Capital CLO 4 Ltd., Series 2014-4A, Class A1AR, 2.31%, 7/28/26 (a)(b)(d)		3,080	3,088,008
Anchorage Capital CLO 5 Ltd., Series 2014-5A, Class CR, 3.58%, 10/15/26 (a)(b)		1,690	1,693,694
Anchorage Capital CLO 6 Ltd.:
Series 2015-6A, Class A1, 2.70%, 4/15/27 (a)(b)		2,020	2,020,136
Series 2015-6A, Class AR, 0.00%, 7/15/30 (a)(b)(d)		4,010	4,010,000
Anchorage Capital CLO Ltd.:
Series 2013-1A, Class A1, 2.35%, 7/13/25 (a)(b)		2,005	2,005,254
Series 2013-1A, Class A2A, 2.91%, 7/13/25 (a)(b)		1,050	1,050,307
Series 2013-1A, Class B, 3.86%, 7/13/25 (a)(b)		1,410	1,410,519
Apidos CLO XII, Series 2013-12A, Class A, 2.26%, 4/15/25 (a)(b)		18,861	18,881,449

Portfolio Abbreviations
ABS	Asset-Backed Security	EUR	Euro	OTC	Over-the-counter
ADR	American Depositary Receipt	FKA	Formerly Known As	PIK	Payment-in-kind
AGM	Assured Guaranty Municipal Corp.	GBP	British Pound	RB	Revenue Bonds
AKA	Also Known As	GO	General Obligation	REIT	Real Estate Investment Trust
AMBAC	American Municipal Bond Assurance Corporation	HKD	Hong Kong Dollar	REMIC	Real Estate Mortgage Investment Conduit
AUD	Australian Dollar	HUF	Hungarian Forint	RUB	Russian Ruble
BRL	Brazilian Real	IDR	Indonesian Rupiah	S&P	Standard & Poor’s
BZDIOVER	Overnight Brazil CETIP — Interbank Rate	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SPDR	Standard & Poor’s Depositary Receipts
CBOE	Chicago Board Options Exchange	KRW	South Korean Won	TBA	To-be-announced
CDO	Collateralized Debt Obligation	LIBOR	London Interbank Ofd Rate	TRY	Turkish Lira
CHF	Swiss Franc	MXIBTIIE	Mexico Interbank TIIE 28-Day Rate	TWD	Taiwan New Dollar
CLO	Collateralized Loan Obligation	MXN	Mexican Peso	UK RPI	United Kingdom Retail Price Index
CLP	Chilean Peso	MYR	Malaysian Ringgit	USD	U.S. Dollar
CNH	Chinese Yuan Offshore	NOK	Norwegian Krone	WTI	West Texas Intermediate
COP	Columbian Peso	NZD	New Zealand Dollar	ZAR	South African Rand
ETF	Exchange-Traded Fund

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	1

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Apidos CLO XV, Series 2013-15A, Class A1R, 2.26%, 10/20/25 (a)(b)(d)	USD	1,080	$1,080,140
Apidos CLO XVI, Series 2013-16A, Class A1R, 2.19%, 1/19/25 (a)(b)(d)		2,965	2,965,000
Apidos CLO XVIII, Series 2014-18A, Class A1R, 2.27%, 7/22/26 (a)(b)		880	881,127
Apidos CLO XX, Series 2015-20A, Class A1R, 2.49%, 1/16/27 (a)(b)		2,250	2,252,491
Arbor Realty CLO Ltd., Series 2015-FL2A, Class A, 2.91%, 9/15/25 (a)(b)(d)		2,220	2,220,000
Arbor Realty Commercial Real Estate Notes Ltd., Series 2016-FL1A, Class A, 2.86%, 9/15/26 (a)(b)(d)		3,940	3,940,000
Arbour CLO IV DAC:
Series 4X, Class E, 5.60%, 1/15/30 (a)	EUR	550	621,940
Series 4X, Class F, 8.15%, 1/15/30 (a)		450	504,895
Arbour CLO Ltd.:
Series 2014-1X, Class E, 5.00%, 7/15/27 (a)		238	270,821
Series 2014-1X, Class F, 5.75%, 7/15/27 (a)		336	356,787
Ares European CLO VIII BV, Series 8X, Class E, 6.35%, 2/17/30 (a)		281	325,314
ARES XXVIII CLO Ltd.:
Series 2013-3A, Class B1R, 2.66%, 10/17/24 (a)(b)	USD	2,150	2,149,981
Series 2013-3A, Class C1R, 3.26%, 10/17/24 (a)(b)		1,850	1,850,024
ARES XXXIII CLO Ltd.:
Series 2015-1A, Class A2R, 3.17%, 12/05/25 (a)(b)		1,420	1,431,998
Series 2015-1A, Class B2R, 4.02%, 12/05/25 (a)(b)		500	506,482
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 1.70%, 5/25/35 (a)(d)		5,212	3,960,833
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class B, 2.88%, 8/18/25 (a)(b)		750	744,919
Atlas Senior Loan Fund IV Ltd., Series 2013-2A, Class A1L, 2.68%, 2/17/26 (a)(b)		7,030	7,029,350
Atlas Senior Loan Fund V Ltd.:
Series 2014-1A, Class AR, 2.59%, 7/16/26 (a)(b)		1,630	1,630,017
Series 2014-1A, Class BR, 3.16%, 7/16/26 (a)(b)		2,370	2,369,953
Atlas Senior Loan Fund VI Ltd., Series 2014-6A, Class CR, 3.38%, 10/15/26 (a)(b)		930	922,354
Atrium X:
Series 10A, Class B1R, 2.54%, 7/16/25 (a)(b)(d)		4,300	4,300,000
Series 10A, Class CR, 3.04%, 7/16/25 (a)(b)(d)		2,070	2,070,000
Atrium XI, Series 11A, Class A1R, 2.29%, 10/23/25 (a)(b)		1,060	1,061,041
Atrium XII, Series 12A, Class C, 4.20%, 10/22/26 (a)(b)		881	883,964
Aurium CLO III DAC, Series 3X, Class E, 4.90%, 4/15/30 (a)	EUR	100	109,425
Avery Point VII CLO Ltd., Series 2015-7A, Class A1, 2.66%, 1/15/28 (a)(b)	USD	2,130	2,146,843
Avoca CLO XIII Ltd., Series 13X, Class E, 5.17%, 12/29/27 (a)	EUR	430	484,817
Avoca CLO XIV Ltd.:
Series 14X, Class E, 4.75%, 7/12/28 (a)		490	555,992
Series 14X, Class F, 5.75%, 7/12/28 (a)		900	987,415
Series 14X, Class SUB, 0.00%, 7/12/28 (a)		1,290	1,191,969
Avoca CLO XV Ltd.:
Series 15X, Class E, 5.00%, 1/15/29 (a)		470	532,761

Asset-Backed Securities		Par (000)	Value
Series 15X, Class F, 6.75%, 1/15/29 (a)	EUR	585	$641,766
Series 15X, Class M1, 0.00%, 1/15/29 (a)		1,100	1,051,157
Avoca CLO XVII Designated Activity Co., Series 17X, Class E, 5.95%, 1/15/30 (a)		546	625,562
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (b)	USD	873	866,861
Series 2015-2, Class A, 3.34%, 11/15/48 (b)		1,178	1,192,300
Babson CLO Ltd., Series 2013-IA, Class A, 2.26%, 4/20/25 (a)(b)		4,560	4,564,941
Ballyrock CLO Ltd., Series 2016-1A, Class A, 2.75%, 10/15/28 (a)(b)		1,935	1,958,198
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.93%, 12/10/25 (a)		2,790	2,193,848
Battalion CLO IV Ltd., Series 2013-4A, Class A1R, 2.29%, 10/22/25 (a)(b)		4,715	4,716,449
Bayview Financial Revolving Asset Trust:
Series 2004-B, Class A1, 2.22%, 5/28/39 (a)(b)		7,937	6,210,757
Series 2005-E, Class A1, 2.04%, 12/28/40 (a)(b)		1,657	1,460,968
BCMSC Trust:
Series 1999-A, Class M1, 6.79%, 3/15/29 (a)		653	559,339
Series 2000-A, Class A2, 7.58%, 6/15/30 (a)		1,674	711,644
Series 2000-A, Class A3, 7.83%, 6/15/30 (a)		1,554	682,602
Series 2000-A, Class A4, 8.29%, 6/15/30 (a)		2,661	1,237,248
Bear Stearns Asset-Backed Securities I Trust:
Series 2004-HE7, Class M2, 2.94%, 8/25/34 (a)		482	478,559
Series 2006-HE1, Class 1M4, 1.90%, 12/25/35 (a)		2,023	2,180,288
Series 2007-HE2, Class 1A4, 1.54%, 3/25/37 (a)		1,084	756,085
Series 2006-HE7, Class 1A2, 1.39%, 9/25/36 (a)		4,513	4,748,909
Series 2006-HE9, Class 2A, 1.36%, 11/25/36 (a)		4,162	3,820,817
Series 2007-AQ2, Class A2, 1.39%, 1/25/37 (a)		1,595	1,574,699
Series 2007-FS1, Class 1A3, 1.39%, 5/25/35 (a)		1,220	1,220,714
Series 2007-HE1, Class 21A2, 1.38%, 1/25/37 (a)		991	927,425
Series 2007-HE2, Class 22A, 1.36%, 3/25/37 (a)		1,251	1,173,118
Series 2007-HE2, Class 23A, 1.36%, 3/25/37 (a)		2,488	2,329,523
Series 2007-HE3, Class 1A4, 1.57%, 4/25/37 (a)		6,531	4,214,727
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 2.42%, 1/25/36 (a)		588	565,302
Bear Stearns Second Lien Trust, Series 2007-SV1A, Class M1, 2.42%, 12/25/36 (a)(b)		1,200	1,152,211
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class A1R, 2.65%, 1/20/29 (a)(b)		4,020	4,060,894
Benefit Street Partners CLO Ltd., Series 2012-IA, Class A2R, 3.41%, 10/15/25 (a)(b)		7,450	7,495,022
Benefit Street Partners CLO VIII Ltd., Series 2015-8A, Class A2, 3.41%, 1/20/28 (a)(b)		3,990	4,040,155

2	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Betony CLO Ltd., Series 2015-1A, Class CR, 4.01%, 4/15/27 (a)(b)	USD	1,230	$1,231,372
BlueMountain CLO Ltd.:
Series 2012-1A, Class B, 3.71%, 7/20/23 (a)(b)		580	579,801
Series 2012-1A, Class C, 4.41%, 7/20/23 (a)(b)		350	350,035
Series 2013-2A, Class A, 2.35%, 1/22/25 (a)(b)		850	850,456
Series 2013-3A, Class A, 2.57%, 10/29/25 (a)(b)		2,480	2,479,995
Series 2013-4A, Class AR, 2.17%, 4/15/25 (a)(b)		7,590	7,592,221
Series 2014-1A, Class A1R, 2.43%, 4/30/26 (a)(b)		2,400	2,410,554
Series 2014-2A, Class A, 2.61%, 7/20/26 (a)(b)		670	670,011
Series 2014-2A, Class AR, 0.00%, 7/20/26 (a)(b)		670	670,000
Series 2014-4A, Class A1R, 2.55%, 11/30/26 (a)(b)(d)		3,020	3,020,906
Series 2015-3A, Class A1, 2.64%, 10/20/27 (a)(b)		2,000	2,005,598
BlueMountain EUR CLO DAC, Series 2016-1X, Class E, 6.60%, 4/25/30 (a)	EUR	1,200	1,365,667
BlueMountain Fuji EUR CLO II DAC,
Series 2017-2X, Class E, 5.45%, 7/15/30 (a)		238	262,269
Bowman Park CLO Ltd., Series 2014-1A, Class AR, 2.37%, 11/23/25 (a)(b)	USD	5,500	5,504,889
Brookside Mill CLO Ltd., Series 2013-1A, Class A1, 2.31%, 4/17/25 (a)(b)		4,020	4,024,229
Bsprt Issuer Ltd.:
Series 2017-FL1, Class A, 2.43%, 6/15/27 (a)(b)(d)		3,790	3,794,737
Series 2017-FL1, Class B, 3.48%, 6/15/27 (a)(b)		1,540	1,536,304
Cadogan Square CLO VII BV, Series 7X, Class E, 6.00%, 5/25/29 (a)	EUR	1,000	1,139,833
Cairn CLO VI BV, Series 2016-6X, Class E, 6.25%, 7/25/29 (a)		600	692,700
Canyon Capital CLO Ltd., Series 2006-1A, Class A1, 1.50%, 12/15/20 (a)(b)	USD	1,106	1,101,395
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-4A, Class AR, 2.61%, 1/20/29 (a)(b)		6,630	6,702,019
Series 2013-3A, Class B, 3.81%, 7/15/25 (a)(b)		730	730,305
Series 2013-4A, Class A1, 2.63%, 10/15/25 (a)(b)		1,880	1,881,305
Series 2014-1A, Class CR, 3.91%, 4/17/25 (a)(b)		1,740	1,747,090
Series 2014-3A, Class BR, 3.32%, 2/24/29 (a)(b)		750	751,218
Carlyle Global Market Strategies Euro CLO:
Series 2015-2X, Class E, 6.50%, 9/21/29 (a)	EUR	370	411,877
Series 2015-3X, Class D, 5.55%, 1/15/29 (a)		1,200	1,364,981
Carrington Mortgage Loan Trust:
Series 2005-FRE1, Class M1, 1.69%, 12/25/35 (a)	USD	2,317	2,230,862
Series 2006-FRE2, Class A2, 1.34%, 10/25/36 (a)		1,154	747,036
Series 2006-FRE2, Class A3, 1.38%, 10/25/36 (a)		3,841	2,498,605
Series 2006-FRE2, Class A5, 1.30%, 10/25/36 (a)		975	627,629
Series 2006-NC1, Class M2, 1.64%, 1/25/36 (a)		610	333,478

Asset-Backed Securities		Par (000)	Value
Series 2006-NC2, Class A3, 1.37%, 6/25/36 (a)	USD	3,657	$3,540,247
Series 2006-NC3, Class A4, 1.46%, 8/25/36 (a)		2,003	1,244,954
Series 2006-NC4, Class A3, 1.38%, 10/25/36 (a)		1,180	1,006,548
Series 2006-NC5, Class A3, 1.37%, 1/25/37 (a)		7,250	5,292,562
Series 2006-NC5, Class A5, 1.28%, 1/25/37 (a)		428	375,359
Series 2007-HE1, Class A2, 1.37%, 6/25/37 (a)		1,075	1,011,098
Series 2007-RFC1, Class A4, 1.44%, 10/25/36 (a)		1,440	963,086
Catamaran CLO Ltd., Series 2012-1A, Class BR, 3.22%, 12/20/23 (a)(b)		2,830	2,832,037
Cavalry CLO IV Ltd., Series 2014-4A, Class A, 2.66%, 10/15/26 (a)(b)		5,100	5,099,956
C-BASS Trust:
Series 2006-CB7, Class A4, 1.38%, 10/25/36 (a)		768	546,171
Series 2006-CB9, Class A2, 1.33%, 11/25/36 (a)		1,281	740,519
Series 2006-CB9, Class A4, 1.45%, 11/25/36 (a)		216	127,285
Series 2007-CB1, Class AF2, 3.77%, 1/25/37 (c)		6,339	3,161,844
Series 2007-CB1, Class AF4, 3.77%, 1/25/37 (c)		477	237,777
Series 2007-CB5, Class A2, 1.39%, 4/25/37 (a)		1,174	881,082
Cedar Funding IV CLO Ltd., Series 2014-4A, Class AR, 2.39%, 7/23/30 (a)(b)		1,200	1,187,142
Cedar Funding V CLO Ltd., Series 2016-5A, Class A1, 2.77%, 7/17/28 (a)(b)		1,880	1,891,908
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (b)(d)		141	141,102
CIFC Funding Ltd.:
Series 2012-2A, Class A1R, 2.57%, 12/05/24 (a)(b)		3,124	3,127,184
Series 2012-3A, Class A3R, 3.87%, 1/29/25 (a)(b)		1,340	1,340,170
Series 2013-1A, Class A2, 3.06%, 4/16/25 (a)(b)		4,440	4,444,050
Series 2013-4A, Class B1R, 2.70%, 11/27/24 (a)(b)		4,270	4,274,922
Series 2014-1A, Class AR, 2.21%, 4/18/25 (a)(b)(d)		3,590	3,590,000
Series 2014-2A, Class A1LR, 2.39%, 5/24/26 (a)(b)(d)		8,484	8,484,339
Series 2014-3A, Class B1, 3.15%, 7/22/26 (a)(b)		710	710,013
Series 2014-3A, Class C1, 3.95%, 7/22/26 (a)(b)		1,120	1,119,973
Series 2014-4A, Class A1R, 2.54%, 10/17/26 (a)(b)		6,270	6,278,807
Series 2014-5A, Class A1R, 2.56%, 1/17/27 (a)(b)		26,215	26,301,357
Series 2014-5A, Class CR, 3.86%, 1/17/27 (a)(b)		710	713,509
Series 2015-1A, Class A1R, 2.54%, 1/22/27 (a)(b)		1,520	1,518,995
Series 2015-2A, Class A, 2.61%, 4/15/27 (a)(b)		2,710	2,716,101
Series 2015-3A, Class A, 2.58%, 10/19/27 (a)(b)		3,160	3,159,120
Citicorp Residential Mortgage Trust,
Series 2007-2, Class M1, 5.30%, 6/25/37 (c)		2,830	2,741,404

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	3

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Citigroup Mortgage Loan Trust:
Series 2006-NC1, Class A2D, 1.47%, 8/25/36 (a)	USD	3,550	$2,841,933
Series 2007-AHL2, Class A3B, 1.22%, 5/25/37 (a)		8,023	5,990,266
Series 2007-AHL2, Class A3C, 1.29%, 5/25/37 (a)		3,644	2,740,523
Colony American Homes, Series 2015-1A, Class A, 2.37%, 7/17/32 (a)(b)		8,235	8,247,058
Conseco Finance Corp., Series 2001-D, Class B1, 3.66%, 11/15/32 (a)		2,038	2,034,465
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 9/01/29 (a)		1,655	935,653
Series 2000-4, Class A5, 7.97%, 5/01/32		5,569	2,947,475
Series 2000-4, Class A6, 8.31%, 5/01/32 (a)		1,398	770,590
Series 2000-5, Class A6, 7.96%, 5/01/31		2,442	1,683,614
Series 2000-5, Class A7, 8.20%, 5/01/31		4,455	3,150,380
Conseco Financial Corp.:
Series 1997-3, Class M1, 7.53%, 3/15/28 (a)		2,200	2,181,220
Series 1997-6, Class M1, 7.21%, 1/15/29 (a)		453	443,489
Series 1998-4, Class M1, 6.83%, 4/01/30 (a)		360	309,979
Series 1998-8, Class A1, 6.28%, 9/01/30		1,386	1,453,807
Series 1998-8, Class M1, 6.98%, 9/01/30 (a)		2,862	2,353,391
Series 1999-5, Class A5, 7.86%, 3/01/30 (a)		1,700	1,346,637
Series 1999-5, Class A6, 7.50%, 3/01/30 (a)		1,244	954,489
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.84%, 9/25/33 (a)		672	637,157
Series 2004-5, Class A, 2.12%, 10/25/34 (a)		752	725,421
Series 2006-11, Class 3AV2, 1.38%, 9/25/46 (a)		375	364,912
Series 2006-17, Class 2A2, 1.37%, 3/25/47 (a)		389	364,861
Series 2006-8, Class 2A3, 1.38%, 1/25/46 (a)		1,020	973,645
Series 2006-S10, Class A3, 1.54%, 10/25/36 (a)		10,053	9,133,064
Series 2006-S3, Class A4, 6.40%, 1/25/29 (c)		882	882,102
Series 2006-SPS1, Class A, 1.44%, 12/25/25 (a)		296	316,937
Series 2007-S3, Class A3, 1.60%, 5/25/37 (a)		3,494	2,983,445
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-MH29, Class B1, 8.10%, 9/25/31 (a)		1,750	1,899,428
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.40%, 12/25/36 (c)		593	472,398
Series 2006-MH1, Class B1, 6.25%, 10/25/36 (b)(c)		852	879,738
Series 2006-SL1, Class A2, 5.56%, 9/25/36 (b)(c)		3,417	794,853
Series 2007-CB6, Class A4, 1.56%, 7/25/37 (a)(b)		836	556,941
Series 2007-RP1, Class A, 1.53%, 5/25/46 (a)(b)		771	638,006

Asset-Backed Securities		Par (000)	Value
CVC Cordatus Loan Fund VII DAC, Series 7X, Class E, 7.00%, 8/15/29 (a)	EUR	560	$658,067
CVC Cordatus Loan Fund VIII DAC:
Series 8X, Class E, 5.70%, 4/23/30 (a)(d)		300	342,646
Series 8X, Class F, 7.65%, 4/23/30 (a)		200	231,369
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, 1.43%, 3/15/34 (a)	USD	1,518	1,223,113
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		884	923,425
Series 2006-S5, Class A5, 6.16%, 6/25/35		714	715,078
Series 2007-S1, Class A3, 5.81%, 11/25/36 (a)		1,553	1,542,181
CWHEQ Revolving Home Equity Loan Resuritization Trust:
Series 2006-RES, Class 4Q1B, 1.29%, 12/15/33 (a)(b)(d)		1,394	1,204,820
Series 2006-RES, Class 5B1B, 1.18%, 5/15/35 (a)(b)(d)		480	408,189
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 1.34%, 5/15/35 (a)		1,219	1,055,466
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (b)		7,940	8,063,720
Dryden 34 Senior Loan Fund, Series 2014-34A, Class AR, 2.32%, 10/15/26 (a)(b)(d)		1,250	1,250,000
Dryden 41 Senior Loan Fund, Series 2015-41A, Class A, 2.66%, 1/15/28 (a)(b)		2,250	2,258,351
Dryden 46 Euro CLO BV, Series 2016-46X, Class E, 5.75%, 1/15/30 (a)	EUR	364	416,724
Dryden XXV Senior Loan Fund:
Series 2012-25A, Class AR, 2.36%, 1/15/25 (a)(b)	USD	8,609	8,617,008
Series 2012-25A, Class CR, 3.66%, 1/15/25 (a)(b)		670	670,535
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 2.28%, 8/15/25 (a)(b)		2,090	2,091,862
ECP CLO Ltd., Series 2012-4A, Class A1, 2.62%, 6/19/24 (a)(b)		596	595,966
Euro-Galaxy IV CLO BV:
Series 2015-4X, Class D, 3.35%, 7/30/28 (a)	EUR	270	308,389
Series 2015-4X, Class E, 4.50%, 7/30/28 (a)		165	188,347
Series 2015-4X, Class F, 6.25%, 7/30/28 (a)		380	433,571
Euro-Galaxy V CLO BV, Series 2016-5X, Class E, 6.30%, 11/10/30 (a)		400	467,250
Fannie Mae REMIC Trust, Series 2003-W5, Class A, 1.44%, 4/25/33 (a)	USD	3	2,885
Finn Square CLO Ltd.:
Series 2012-1A, Class A1R, 2.37%, 12/24/23 (a)(b)		566	566,303
Series 2012-1A, Class A2R, 2.86%, 12/24/23 (a)(b)		880	882,025
First Franklin Mortgage Loan Trust:
Series 2004-FFH3, Class M3, 2.27%, 10/25/34 (a)		1,000	862,428
Series 2006-FF16, Class 2A3, 1.36%, 12/25/36 (a)		15,513	9,481,781
Series 2006-FF17, Class A5, 1.37%, 12/25/36 (a)		22,551	18,813,879
Series 2006-FF5, Class 2A3, 1.38%, 4/25/36 (a)		1,346	1,228,856
Series 2006-FFH1, Class M2, 1.62%, 1/25/36 (a)		3,813	1,516,263
Galaxy XV CLO Ltd., Series 2013-15A, Class A, 2.41%, 4/15/25 (a)(b)		1,350	1,351,028

4	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Galaxy XVI CLO Ltd., Series 2013-16A, Class CR, 3.43%, 11/16/25 (a)(b)	USD	1,000	$992,434
GCAT LLC, Series 2017-4, Class A1, 3.23%, 5/25/22 (b)(c)		5,491	5,480,064
GE-WMC Asset-Backed Pass-Through Certificates:
Series 2005-2, Class A2C, 1.47%, 12/25/35 (a)		678	653,447
Series 2005-2, Class M1, 1.66%, 12/25/35 (a)		5,278	2,978,192
GE-WMC Mortgage Securities Trust:
Series 2006-1, Class A2A, 1.26%, 8/25/36 (a)		1,222	758,751
Series 2006-1, Class A2B, 1.17%, 8/25/36 (a)		22,154	14,061,910
Series 2006-1, Class A2C, 1.46%, 8/25/36 (a)		1,616	1,044,327
GMACM Home Equity Loan Trust, Series 2006-HE4, Class A2, 1.20%, 12/25/36 (a)		170	166,084
GoldenTree Loan Opportunities VIII Ltd., Series 2014-8A, Class B1R, 2.71%, 4/19/26 (a)(b)		750	750,891
Greenpoint Manufactured Housing:
Series 1999-5, Class M1B, 8.29%, 12/15/29 (a)		870	938,511
Series 1999-5, Class M2, 9.23%, 12/15/29 (a)		1,332	1,135,122
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, 2.54%, 3/15/27 (a)(b)(d)		1,010	1,003,552
Greywolf CLO IV Ltd., Series 2014-2A, Class BR, 0.00%, 1/17/27 (a)(b)		930	930,000
GSAA Home Equity Trust:
Series 2006-5, Class 2A1, 1.29%, 3/25/36 (a)		19	11,936
Series 2007-4, Class A3B, 1.57%, 3/25/37 (a)		3,550	500,597
GSAA Trust, Series 2007-2, Class AF3, 5.92%, 3/25/37 (a)		579	257,121
GSAMP Trust:
Series 2006-FM2, Class A2B, 1.34%, 9/25/36 (a)		2,969	1,351,083
Series 2007-H1, Class A1B, 1.42%, 1/25/47 (a)		1,180	766,840
GT Loan Financing I Ltd., Series 2013-1A, Class A, 2.44%, 10/28/24 (a)(b)		5,105	5,105,892
Harvest CLO XVI DAC, Series 16X, Class E, 6.40%, 10/15/29 (a)	EUR	480	552,810
Highbridge Loan Management Ltd.:
Series 5A-2015, Class C1R, 3.29%, 1/29/26 (a)(b)(d)	USD	1,920	1,920,000
Series 5A-2015, Class C2R, 3.29%, 1/29/26 (a)(b)(d)		750	750,000
Series 6A-2015, Class A, 2.62%, 5/05/27 (a)(b)		7,500	7,511,636
Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-A, Class M2, 3.24%, 7/25/34 (a)		770	776,377
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 7/25/36 (c)		3,075	1,294,074
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 1.88%, 4/15/36 (a)		1,630	1,493,266
Invitation Homes Trust:
Series 2014-SFR2, Class A, 2.31%, 9/17/31 (a)(b)		2,939	2,944,571
Series 2014-SFR2, Class C, 3.41%, 9/17/31 (a)(b)		1,650	1,655,064
Series 2014-SFR2, Class E, 4.62%, 9/17/31 (a)(b)		1,460	1,467,035

Asset-Backed Securities		Par (000)	Value
Series 2014-SFR3, Class A, 2.41%, 12/17/31 (a)(b)	USD	334	$334,093
Series 2014-SFR3, Class D, 4.21%, 12/17/31 (a)(b)		230	230,409
Series 2015-SFR3, Class A, 2.51%, 8/17/32 (a)(b)		9,084	9,125,165
Series 2015-SFR3, Class E, 4.74%, 8/17/32 (a)(b)		1,582	1,605,255
Irwin Home Equity Loan Trust, Series 2006-2, Class 2A2, 6.24%, 2/25/36 (b)(c)		372	376,757
JPMorgan Mortgage Acquisition Trust:
Series 2006-CW1, Class M1, 1.49%, 5/25/36 (a)		1,170	978,476
Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		838	473,462
Series 2006-WF1, Class A5, 6.41%, 7/25/36 (c)		1,143	645,055
Series 2006-WF1, Class A6, 6.00%, 7/25/36 (c)		839	474,185
Jubilee CDO VIII BV, Series VIII-X, Class SUB, 4.77%, 1/15/24 (a)	EUR	880	466,307
LCM XIV LP, Series 14A, Class A, 2.31%, 7/15/25 (a)(b)	USD	2,970	2,970,487
LCM XVIII LP:
Series 18A, Class B1, 3.46%, 4/20/27 (a)(b)		2,400	2,399,778
Series 18A, Class C1, 4.31%, 4/20/27 (a)(b)		500	500,048
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (a)		4,790	5,125,172
Series 2001-B, Class M2, 7.17%, 4/15/40 (a)		727	503,940
Series 2002-A, Class C, 0.00%, 6/15/33 (a)		579	446,704
Lehman ABS Mortgage Loan Trust, Series 2007-1, Class 2A1, 1.31%, 6/25/37 (a)(b)		580	363,188
Lendmark Funding Trust, Series 2017-1A, Class A, 2.83%, 1/22/24 (b)		14,780	14,776,975
Lime Street CLO Ltd., Series 2007-1A, Class B, 1.82%, 6/20/21 (a)(b)		900	897,049
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (b)(d)		5,484	5,397,355
Long Beach Mortgage Loan Trust:
Series 2006-5, Class 2A3, 1.37%, 6/25/36 (a)		2,000	1,059,474
Series 2006-1, Class 1A, 1.44%, 2/25/36 (a)		4,155	3,769,137
Series 2006-2, Class 2A3, 1.41%, 3/25/46 (a)		22,819	11,380,645
Series 2006-2, Class 2A4, 1.51%, 3/25/46 (a)		10,535	5,360,470
Series 2006-3, Class 2A3, 1.40%, 5/25/46 (a)		12,369	5,628,441
Series 2006-3, Class 2A4, 1.49%, 5/25/46 (a)		1,186	550,901
Series 2006-4, Class 2A4, 1.48%, 5/25/36 (a)		9,738	4,600,528
Series 2006-9, Class 2A3, 1.38%, 10/25/36 (a)		4,140	1,777,916
Series 2006-9, Class 2A4, 1.45%, 10/25/36 (a)		1,851	802,567
Series 2006-10, Class 2A3, 1.38%, 11/25/36 (a)		4,317	2,114,249
Series 2006-10, Class 2A4, 1.44%, 11/25/36 (a)		2,565	1,267,945

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	5

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, 4.47%, 3/25/32 (a)	USD	1,510	$1,556,042
Madison Park Funding XI Ltd., Series 2013-11A, Class A1B, 2.60%, 10/23/25 (a)(b)		1,518	1,519,794
Madison Park Funding XIV Ltd., Series 2014-14A, Class A2R, 2.28%, 7/20/26 (a)(b)		26,018	26,038,073
MASTR Asset-Backed Securities Trust:
Series 2006-AM2, Class A4, 1.48%, 6/25/36 (a)(b)		2,059	1,395,601
Series 2006-HE2, Class A3, 1.37%, 6/25/36 (a)		6,702	3,719,610
Series 2007-HE1, Class A4, 1.50%, 5/25/37 (a)		1,318	825,540
MASTR Specialized Loan Trust, Series 2006-3, Class A, 1.48%, 6/25/46 (a)(b)		716	668,893
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-2, Class A2C, 1.46%, 5/25/37 (a)		1,833	1,139,703
Merrill Lynch Mortgage Investors Trust:
Series 2006-OPT1, Class M1, 1.48%, 8/25/37 (a)		576	162,871
Series 2006-RM3, Class A2B, 1.31%, 6/25/37 (a)		1,017	311,849
Morgan Stanley ABS Capital I, Inc. Trust:
Series 2005-HE1, Class A2MZ, 1.82%, 12/25/34 (a)		820	778,503
Series 2005-HE5, Class M4, 2.09%, 9/25/35 (a)		4,702	2,091,448
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A2, 1.33%, 11/25/36 (a)		1,257	631,923
Morgan Stanley Mortgage Loan Trust, Series 2007-9SL, Class A, 1.54%, 7/25/37 (a)		1,817	1,625,119
Mountain Hawk I CLO Ltd., Series 2013-1A, Class B1, 3.34%, 1/20/24 (a)(b)		3,020	3,022,946
Mountain Hawk II CLO Ltd., Series 2013-2A, Class A1, 2.32%, 7/22/24 (a)(b)		1,473	1,472,466
MP CLO III Ltd., Series 2013-1A, Class A, 2.34%, 4/20/25 (a)(b)		2,820	2,820,396
MP CLO IV Ltd., Series 2013-2A, Class A2BR, 3.36%, 10/25/25 (a)(b)		750	750,043
MP CLO VIII Ltd., Series 2015-2A, Class B, 3.42%, 10/28/27 (a)(b)		3,250	3,252,613
Nationstar Home Equity Loan Trust, Series 2007-C, Class 2AV3, 1.40%, 6/25/37 (a)		450	429,490
Navient Private Education Loan Trust:
Series 2014-AA, Class B, 3.50%, 8/15/44 (b)		6,000	5,740,067
Series 2014-CTA, Class B, 2.91%, 10/17/44 (a)(b)		8,550	8,197,815
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)(b)		2,040	1,853,096
Neuberger Berman CLO XIII Ltd.:
Series 2012-13A, Class B, 3.45%, 1/23/24 (a)(b)		9,375	9,373,172
Series 2012-13A, Class C, 4.00%, 1/23/24 (a)(b)		1,500	1,501,789
Neuberger Berman CLO XVI Ltd., Series 2014-16A, Class B2R, 3.33%, 4/15/26 (a)(b)		1,875	1,874,899
NextGear Floorplan Master Owner Trust, Series 2015-1A, Class B, 2.74%, 7/15/19 (a)(b)		1,150	1,150,052
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-S5, Class A1, 1.62%, 10/25/36 (a)(b)		475	423,528

Asset-Backed Securities		Par (000)	Value
North Westerly CLO IV BV, Series IV-X, Class A-1, 1.22%, 1/15/26 (a)	EUR	2,500	$2,855,661
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.58%, 1/18/24 (a)(b)	USD	3,793	3,794,885
Oak Hill Credit Partners IX Ltd., Series 2013-9A, Class DR, 2.17%, 10/20/25 (a)(b)(d)		540	540,826
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class A, 2.28%, 4/20/25 (a)(b)		4,130	4,130,443
Oak Hill European Credit Partners IV Designated Activity Co., Series 2015-4X, Class F, 6.65%, 1/20/30 (a)	EUR	670	749,708
Oakwood Mortgage Investors, Inc.:
Series 2001-D, Class A2, 5.26%, 1/15/19 (a)	USD	953	728,273
Series 2001-D, Class A4, 6.93%, 9/15/31 (a)(d)		606	521,007
Series 2002-B, Class M1, 7.62%, 6/15/32 (a)		4,608	3,813,956
OCP CLO Ltd.:
Series 2014-5A, Class A1, 2.17%, 4/26/26 (a)(b)		330	330,078
Series 2014-5A, Class A2, 2.89%, 4/26/26 (a)(b)		610	610,005
Series 2015-8A, Class A1, 2.69%, 4/17/27 (a)(b)		5,530	5,542,412
Series 2016-12A, Class A1, 2.73%, 10/18/28 (a)(b)		1,350	1,357,945
Series 2017-13A, Class A1A, 0.00%, 7/15/30 (a)(b)		9,170	9,153,494
OCP Euro DAC, Series 2017-1X, Class E, 5.35%, 6/18/30 (a)(d)	EUR	200	217,626
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, 2.26%, 4/15/26 (a)(b)	USD	3,100	3,101,913
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 2.28%, 7/17/25 (a)(b)		5,945	5,952,343
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A2R, 2.84%, 10/25/25 (a)(b)		7,240	7,244,408
OFSI Fund VI Ltd., Series 2014-6A, Class A2, 3.06%, 3/20/25 (a)(b)		10,508	10,517,620
OHA Loan Funding LLC, Series 2014-1A, Class A1R, 2.31%, 10/20/26 (a)(b)		2,844	2,845,617
OHA Loan Funding Ltd., Series 2013-2A, Class A, 2.46%, 8/23/24 (a)(b)		5,315	5,316,018
OneMain Financial Issuance Trust:
Series 2014-1A, Class A, 2.43%, 6/18/24 (b)		398	397,654
Series 2014-1A, Class B, 3.24%, 6/18/24 (b)		2,820	2,822,829
Series 2014-2A, Class B, 3.02%, 9/18/24 (b)		2,805	2,816,171
Series 2014-2A, Class D, 5.31%, 9/18/24 (b)		1,885	1,899,633
Series 2015-1A, Class C, 5.12%, 3/18/26 (b)		1,536	1,572,319
Series 2015-2A, Class C, 4.32%, 7/18/25 (b)		4,830	4,829,118
Series 2016-2A, Class A, 4.10%, 3/20/28 (b)		3,248	3,313,280
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.86%, 7/25/33 (a)		1,079	1,046,354
Option One Mortgage Loan Trust, Series 2007-CP1, Class 2A3, 1.43%, 3/25/37 (a)		2,360	1,546,654
Origen Manufactured Housing Contract Trust, Series 2001-A, Class M1, 7.82%, 3/15/32 (a)		1,575	1,552,505

6	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Ownit Mortgage Loan Trust Series, Series 2006-2, Class A2C, 6.00%, 1/25/37 (c)	USD	1,990	$1,846,953
OZLM Funding II Ltd., Series 2012-2A, Class A1R, 2.61%, 10/30/27 (a)(b)		19,348	19,402,685
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 2.30%, 7/22/25 (a)(b)		9,995	10,000,064
OZLM Funding Ltd., Series 2012-1A, Class A2R, 3.50%, 7/22/27 (a)(b)		2,250	2,252,411
OZLM Funding V Ltd., Series 2013-5A, Class BR, 3.51%, 1/17/26 (a)(b)(d)		3,720	3,720,558
OZLM IX Ltd., Series 2014-9A, Class CR, 4.71%, 1/20/27 (a)(b)		4,360	4,365,069
OZLM VI Ltd., Series 2014-6A, Class BR, 3.86%, 4/17/26 (a)(b)		2,360	2,360,993
OZLM VII Ltd.:
Series 2014-7A, Class A1BR, 2.31%, 7/17/26 (a)(b)		250	250,260
Series 2014-7A, Class B1R, 3.41%, 7/17/26 (a)(b)		1,400	1,401,855
OZLM VIII Ltd.:
Series 2014-8A, Class A1AR, 2.60%, 10/17/26 (a)(b)(d)		3,370	3,370,000
Series 2014-8A, Class BR, 4.16%, 10/17/26 (a)(b)(d)		1,160	1,160,000
OZLM XI Ltd., Series 2015-11A, Class A1A, 2.72%, 1/30/27 (a)(b)		9,258	9,294,775
OZLM XII Ltd., Series 2015-12A, Class A1, 2.62%, 4/30/27 (a)(b)		570	572,236
OZLM XV Ltd.:
Series 2016-15A, Class A1, 2.41%, 1/20/29 (a)(b)		4,740	4,755,299
Series 2016-15A, Class A2A, 3.02%, 1/20/29 (a)(b)		1,940	1,934,033
OZLME BV, Series 1X, Class E, 6.45%, 1/18/30 (a)	EUR	475	545,732
Palmer Square CLO Ltd.:
Series 2013-1A, Class A2R, 2.68%, 5/15/25 (a)(b)	USD	5,311	5,311,081
Series 2013-2A, Class A1AR, 2.38%, 10/17/27 (a)(b)		2,280	2,280,861
Series 2013-2A, Class BR, 3.41%, 10/17/27 (a)(b)(d)		890	890,534
Preston Ridge Partners Mortgage LLC, Series 2017-1A, Class A1, 4.25%, 1/25/22 (b)(c)(d)		716	715,841
Pretium Mortgage Credit Partners I LLC:
Series 2016-NPL6, Class A1, 3.50%, 10/27/31 (b)(c)		3,636	3,635,136
Series 2017-NPL2, Class A1, 3.25%, 3/28/57 (b)(c)		13,945	13,967,421
Series 2017-NPL3, Class A1, 3.25%, 6/29/32 (b)(c)		11,140	11,140,000
Progress Residential Trust:
Series 2015-SFR2, Class A, 2.74%, 6/12/32 (b)		1,726	1,734,662
Series 2015-SFR3, Class F, 6.64%, 11/12/32 (b)		500	519,956
Series 2016-SFR1, Class A, 2.71%, 9/17/33 (a)(b)		4,330	4,403,939
Series 2016-SFR1, Class E, 5.06%, 9/17/33 (a)(b)		2,940	3,068,256
Series 2016-SFR2, Class E, 4.72%, 1/17/34 (a)(b)		1,590	1,657,343
Race Point IX CLO Ltd., Series 2015-9A, Class A1, 2.67%, 4/15/27 (a)(b)		4,070	4,075,298
Race Point VII CLO Ltd., Series 2012-7A, Class CR, 3.83%, 11/08/24 (a)(b)		3,180	3,181,684
Race Point X CLO Ltd., Series 2016-10A, Class A, 2.76%, 7/25/28 (a)(b)		5,550	5,593,399

Asset-Backed Securities		Par (000)	Value
RASC Trust, Series 2003-KS5, Class AIIB, 1.80%, 7/25/33 (a)	USD	381	$360,500
RCO Mortgage LLC, Series 2015-NQM1, Class A, 4.52%, 11/25/45 (a)(b)		583	582,803
Rockford Tower CLO Ltd.:
Series 2017-1A, Class A, 2.74%, 4/15/29 (a)(b)(d)		9,130	9,129,087
Series 2017-1A, Class B, 3.17%, 4/15/29 (a)(b)(d)		3,870	3,850,263
SACO I Trust, Series 2006-9, Class A1, 1.52%, 8/25/36 (a)		863	1,350,213
Security National Mortgage Loan Trust, Series 2007-1A, Class 2A, 1.37%, 4/25/37 (a)(b)		1,331	1,265,807
SG Mortgage Securities Trust, Series 2006-FRE2, Class A2C, 1.18%, 7/25/36 (a)		1,043	379,212
Shackleton CLO Ltd., Series 2014-5A, Class AR, 2.32%, 5/07/26 (a)(b)(d)		14,446	14,446,000
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.63%, 5/15/26 (a)(b)		3,667	3,667,670
SLC Private Student Loan Trust, Series 2006-A, Class C, 1.61%, 7/15/36 (a)		2,010	1,869,616
SLM Private Credit Student Loan Trust:
Series 2004-A, Class A3, 1.65%, 6/15/33 (a)		3,472	3,365,914
Series 2004-B, Class A3, 1.58%, 3/15/24 (a)		17,249	16,841,563
Series 2006-B, Class A5, 1.52%, 12/15/39 (a)		806	770,972
Series 2006-C, Class A4, 1.42%, 3/15/23 (a)		32	31,729
Series 2007-A, Class A2, 1.37%, 9/15/25 (a)		91	90,597
SLM Private Education Loan Trust:
Series 2013-A, Class B, 2.50%, 3/15/47 (b)		620	612,386
Series 2013-B, Class B, 3.00%, 5/16/44 (b)		2,095	2,108,339
Series 2013-C, Class A2B, 2.56%, 10/15/31 (a)(b)		423	428,870
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40 (b)		3,830	3,780,774
Sound Point CLO I Ltd., Series 2012-1A, Class B, 3.86%, 10/20/23 (a)(b)		500	500,336
Sound Point CLO II Ltd., Series 2013-1A, Class A1L, 2.37%, 4/26/25 (a)(b)		499	498,775
Sound Point CLO IV Ltd., Series 2013-3A, Class CR, 3.41%, 1/21/26 (a)(b)(d)		1,480	1,480,000
Sound Point CLO V Ltd., Series 2014-1A, Class CR, 3.56%, 4/18/26 (a)(b)(d)		937	937,000
Sound Point CLO VII Ltd., Series 2014-3A, Class AR, 2.45%, 1/23/27 (a)(b)(d)		6,225	6,226,868
Sound Point CLO VIII Ltd., Series 2015-1A, Class B, 3.21%, 4/15/27 (a)(b)		4,540	4,541,081
Sound Point CLO XI Ltd., Series 2016-1A, Class A, 2.81%, 7/20/28 (a)(b)		5,730	5,789,754
Sound Point CLO XII Ltd., Series 2016-2A, Class A, 2.82%, 10/20/28 (a)(b)		3,010	3,043,274
Sound Point CLO XIV Ltd.:
Series 2016-3A, Class A, 2.68%, 1/23/29 (a)(b)		7,330	7,368,779
Series 2016-3A, Class C, 3.80%, 1/23/29 (a)(b)		1,000	1,003,802
Sound Point CLO XV Ltd., Series 2017-1A, Class A, 2.50%, 1/23/29 (a)(b)		1,240	1,244,235
Soundview Home Loan Trust, Series 2004-WMC1, Class M2, 2.01%, 1/25/35 (a)		175	165,774

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	7

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (b)	USD	11,741	$11,810,391
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (b)		3,952	3,985,034
St. Paul’s CLO VI DAC, Series 6X, Class D, 6.50%, 7/22/29 (a)(d)	EUR	680	783,128
Stanwich Mortgage Loan Co. LLC:
Series 2016-NPL2, Class NOTE, 3.72%, 8/16/46 (b)(c)(d)	USD	4,073	4,068,328
Series 2017-NPB1, Class A1, 3.60%, 5/17/22 (b)(c)(d)		18,840	18,840,000
Structured Asset Securities Corp. Assistance Loan Trust, Series 2003-AL2, Class A, 3.36%, 1/25/31 (b)		517	505,888
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 1.52%, 1/25/35 (a)		857	803,568
SWAY Residential Trust, Series 2014-1, Class A, 2.51%, 1/17/32 (a)(b)		205	204,875
Symphony CLO VIII LP, Series 2012-8A, Class CR, 4.21%, 1/09/23 (a)(b)		750	750,637
Symphony CLO XII Ltd., Series 2013-12A, Class AR, 2.19%, 10/15/25 (a)(b)		3,000	2,997,675
THL Credit Wind River CLO Ltd.:
Series 2013-2A, Class A2A, 2.60%, 1/18/26 (a)(b)		900	900,203
Series 2013-2A, Class B1, 3.01%, 1/18/26 (a)(b)		1,490	1,490,808
Series 2014-2A, Class A2, 2.61%, 7/15/26 (a)(b)		5,080	5,084,162
TIAA CLO II Ltd., Series 2017-1A, Class A, 2.49%, 4/20/29 (a)(b)		2,340	2,341,097
TICP CLO I Ltd., Series 2015-1A, Class A, 2.66%, 7/20/27 (a)(b)		1,000	999,630
TICP CLO III Ltd., Series 2014-3A, Class AR, 2.34%, 1/20/27 (a)(b)(d)		4,474	4,476,371
Treman Park CLO Ltd., Series 2015-1A, Class AR, 2.53%, 4/20/27 (a)(b)(d)		2,000	2,008,000
Tricon American Homes Trust, Series 2015-SFR1, Class A, 2.42%, 5/17/32 (a)(b)		1,041	1,046,865
U.S. Residential Opportunity Fund II Trust:
Series 2016-1II, Class A, 3.47%, 7/27/36 (b)(c)		1,288	1,280,946
Series 2016-2II, Class A, 3.47%, 8/27/36 (b)(c)		6,326	6,294,579
Series 2016-3II, Class A, 3.60%, 10/27/36 (b)(c)		2,166	2,175,647
U.S. Residential Opportunity Fund III Trust:
Series 2016-1III, Class A, 3.47%, 7/27/36 (b)(c)		7,343	7,392,992
Series 2016-2III, Class A, 3.47%, 8/27/36 (b)(c)		16,534	16,453,055
Series 2016-3III, Class A, 3.60%, 10/27/36 (b)(c)		10,467	10,421,108
U.S. Residential Opportunity Fund IV Trust:
Series 2016-1IV, Class A, 3.47%, 7/27/36 (b)(c)		12,445	12,477,626
Series 2016-2IV, Class A, 3.47%, 8/27/36 (b)(c)		10,006	9,956,851
Series 2016-3IV, Class A, 3.60%, 10/27/36 (b)(c)		5,220	5,243,919
Velocity Commercial Capital Loan Trust:
Series 2017-1, Class AFL, 2.47%, 5/25/47 (a)(b)		4,464	4,501,925
Series 2017-1, Class M1, 3.55%, 5/25/47 (a)(b)		420	427,267
Series 2017-1, Class M2, 4.45%, 5/25/47 (a)(b)		410	410,228

Asset-Backed Securities		Par (000)	Value
Series 2017-1, Class M3, 5.35%, 5/25/47 (a)(b)	USD	410	$416,942
Venture XIX CLO Ltd.:
Series 2014-19A, Class AR, 2.53%, 1/15/27 (a)(b)(d)		1,020	1,021,913
Series 2014-19A, Class BR, 3.16%, 1/15/27 (a)(b)(d)		1,800	1,804,500
Venture XVII CLO Ltd.:
Series 2014-17A, Class B1, 3.26%, 7/15/26 (a)(b)		1,220	1,220,015
Series 2014-17A, Class B2, 3.26%, 7/15/26 (a)(b)		750	750,009
Series 2014-17A, Class B2R, 0.00%, 7/15/26 (a)(b)		1,970	1,970,000
Venture XVIII CLO Ltd., Series 2014-18A, Class A, 2.61%, 10/15/26 (a)(b)		9,820	9,819,918
Venture XXI CLO Ltd., Series 2015-21A, Class A, 2.65%, 7/15/27 (a)(b)		2,630	2,631,756
Vibrant CLO III Ltd.:
Series 2015-3A, Class A1R, 2.64%, 4/20/26 (a)(b)		1,390	1,392,637
Series 2015-3A, Class A2R, 3.21%, 4/20/26 (a)(b)		710	709,434
Vibrant CLO V Ltd., Series 2016-5A, Class A, 2.71%, 1/20/29 (a)(b)		2,480	2,490,230
VOLT LIX LLC, Series 2017-NPL6, Class A1, 3.25%, 5/25/47 (b)(c)		11,890	11,904,847
VOLT LX LLC, Series 2017-NPL7, Class A1, 3.25%, 4/25/59 (b)(c)		18,000	17,983,926
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.13%, 6/25/47 (b)(c)(d)		5,560	5,560,000
Voya CLO Ltd.:
Series 2012-2A, Class BR, 3.11%, 10/15/22 (a)(b)		2,470	2,471,066
Series 2012-3A, Class AR, 2.48%, 10/15/22 (a)(b)		849	848,989
Series 2013-3A, Class A1R, 2.21%, 1/18/26 (a)(b)		7,925	7,935,669
Series 2013-3A, Class A2R, 2.66%, 1/18/26 (a)(b)		3,145	3,144,970
Series 2014-3A, Class A1, 2.58%, 7/25/26 (a)(b)		2,480	2,483,366
Series 2014-4A, Class A1, 2.66%, 10/14/26 (a)(b)		4,740	4,740,066
Series 2014-4A, Class A1R, 0.00%, 10/14/26 (a)(b)		4,740	4,740,000
Series 2014-4A, Class BR, 0.00%, 10/14/26 (a)(b)(d)		1,360	1,360,000
Voya Investment Management CLO Ltd., Series 2013-2A, Class A1, 2.31%, 4/25/25 (a)(b)		1,815	1,815,803
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 1.35%, 7/25/37 (a)(b)		2,577	2,380,817
Washington Mutual Asset-Backed Certificates, Series 2006-HE4, Class 2A2, 1.40%, 9/25/36 (a)		5,886	2,787,564
Washington Mutual Asset-Backed Certificates Trust:
Series 2006-HE5, Class 1A, 1.37%, 10/25/36 (a)		2,507	2,058,548
Series 2007-HE2, Class 2A2, 1.24%, 2/25/37 (a)		5,981	2,459,417
Wellfleet CLO Ltd., Series 2017-1A, Class A1, 2.43%, 4/20/29 (a)(b)(d)		2,160	2,160,756
West CLO Ltd., Series 2013-1A, Class A1AR, 2.34%, 11/07/25 (a)(b)(d)		10,930	10,930,000
World Financial Network Credit Card Master Trust:
Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,048,764

8	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
Series 2012-C, Class C, 4.55%, 8/15/22	USD	5,030	$5,146,881
Series 2012-D, Class B, 3.34%, 4/17/23		3,551	3,611,474
Series 2012-D, Class M, 3.09%, 4/17/23		2,725	2,765,667
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (b)(c)(d)		1,199	1,225,795
York CLO 1 Ltd., Series 2014-1A, Class CR, 3.50%, 1/22/27 (a)(b)(d)		500	500,020
Total Asset-Backed Securities — 12.4%			1,367,619,402

Common Stocks		Shares	Value
Airlines — 0.1%
Delta Air Lines, Inc. (e)		104,186	5,598,956
United Continental Holdings, Inc. (e)(f)		56,231	4,231,383

			9,830,339
Banks — 0.2%
Bank of America Corp.		260,265	6,314,029
Citigroup, Inc.		100,154	6,698,300
JPMorgan Chase & Co.		65,577	5,993,738
Wells Fargo & Co.		62,412	3,458,249

			22,464,316
Capital Markets — 0.1%
Goldman Sachs Group, Inc.		11,490	2,549,631
Morgan Stanley		45,485	2,026,812

			4,576,443
Diversified Financial Services — 0.0%
Concrete Investment I SCA (d)(f)(g)		11,296	290,289
Concrete Investment I SCA (d)(f)		11,296	—
Concrete Investment II SCA (d)(f)(g)		12,471	—

			290,289
Diversified Telecommunication Services — 0.0%
Telecom Italia SpA (f)		786,112	727,291
Energy Equipment & Services — 0.0%
Vantage Drilling, Co.		311,000	5,598
Health Care Providers & Services — 0.0%
UnitedHealth Group, Inc.		6,008	1,114,003
Internet & Direct Marketing Retail — 0.0%
JD.com, Inc. — ADR		48,868	1,916,603
Metals & Mining — 0.0%
Northern Graphite Corp. (f)		99,612	23,044
United States Steel Corp.		50,000	1,107,000

			1,130,044
Oil, Gas & Consumable Fuels — 0.1%
Concho Resources, Inc. (f)		38,556	4,685,711
Matador Resources Co. (f)(h)		181,588	3,880,536
Pioneer Natural Resources Co.		25,533	4,074,556

			12,640,803
Real Estate Management & Development — 0.0%
Aroundtown Property Holdings PLC		616,059	3,351,471
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology, Inc.		59,328	1,771,534
ON Semiconductor Corp.		212,496	2,983,444

			4,754,978

Common Stocks		Shares	Value
Thrifts & Mortgage Finance — 0.0%
MGIC Investment Corp.		346,136	$3,876,723
Total Common Stocks — 0.6%			66,678,901

Corporate Bonds		Par (000)	Value
Aerospace & Defense — 0.4%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (b)	USD	1,372	1,390,720
4.75%, 10/07/44 (b)		259	280,579
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (b)		1,000	1,035,000
Lockheed Martin Corp.:
3.55%, 1/15/26		1,596	1,653,785
3.60%, 3/01/35		4,194	4,138,161
4.50%, 5/15/36		632	689,249
4.07%, 12/15/42		2,100	2,146,469
4.70%, 5/15/46		1,837	2,064,138
Meccanica Holdings USA, Inc.:
6.25%, 7/15/19 (b)		1,254	1,344,915
7.38%, 7/15/39 (b)		150	180,000
6.25%, 1/15/40 (b)		1,220	1,366,400
Northrop Grumman Corp., 3.85%, 4/15/45		2,310	2,290,765
Safran SA, 0.24%, 6/28/21 (a)	EUR	600	685,840
United Technologies Corp.:
1.78%, 5/04/18 (c)	USD	8,656	8,667,106
4.15%, 5/15/45		2,411	2,496,284
4.05%, 5/04/47		7,250	7,426,219

			37,855,630
Air Freight & Logistics — 0.2%
FedEx Corp.:
4.90%, 1/15/34		2,970	3,305,886
3.90%, 2/01/35		3,049	3,026,376
4.10%, 2/01/45		2,759	2,706,722
4.75%, 11/15/45		4,977	5,374,493
4.55%, 4/01/46		3,298	3,464,308
4.40%, 1/15/47		4,784	4,920,593

			22,798,378
Airlines — 0.4%
American Airlines Group, Inc., 4.63%, 3/01/20 (b)(i)		3,144	3,251,745
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		8,163	8,204,163
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd., 8.38%, 5/10/20		1,017	1,017,000
Delta Air Lines, Inc., 2.88%, 3/13/20		23,797	24,108,155
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 3/15/27 (b)		1,760	1,682,557
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		431	446,133
Virgin Australia Holdings Ltd., 7.88%, 10/15/21		1,200	1,252,500

			39,962,253
Auto Components — 0.1%
Delphi Automotive PLC:
4.25%, 1/15/26		4,053	4,293,047
4.40%, 10/01/46		3,304	3,294,514
Samvardhana Motherson Automotive Systems Group BV, 4.88%, 12/16/21		200	208,000
ZF North America Capital, Inc., 2.75%, 4/27/23	EUR	2,000	2,452,311

			10,247,872

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	9

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Automobiles — 0.2%
Ford Motor Credit Co. LLC, 3.81%, 1/09/24	USD	20,953	$21,215,394
Banks — 7.0%
Asian Development Bank, 5.90%, 12/20/22	INR	224,060	3,460,169
Banco Espirito Santo SA:
2.63%, 5/08/17 (f)(j)	EUR	400	137,058
4.75%, 1/15/18 (f)(j)		2,200	753,821
4.00%, 1/21/19 (f)(j)		6,300	2,158,668
Banco Inbursa SA Institucion de Banca Multiple, 4.38%, 4/11/27 (b)	USD	1,405	1,405,281
Bank of America Corp.:
2.25%, 4/21/20		7,485	7,488,054
3.30%, 1/11/23		7,777	7,930,191
3.88%, 8/01/25		13,368	13,829,343
3.50%, 4/19/26		10,681	10,717,379
3.25%, 10/21/27		4,930	4,764,022
4.88%, 4/01/44		901	1,008,743
4.44%, 1/20/48 (a)		11,600	12,269,100
Bankia SA, 4.00%, 5/22/24 (a)	EUR	1,600	1,895,169
Barclays PLC:
2.63%, 11/11/25 (a)		420	493,463
4.84%, 5/09/28	USD	10,430	10,662,485
4.95%, 1/10/47		7,178	7,659,931
BB&T Corp.:
2.45%, 1/15/20		4,200	4,246,918
2.75%, 4/01/22		41,470	42,082,636
BNP Paribas SA:
2.95%, 5/23/22 (b)		15,300	15,452,342
3.80%, 1/10/24 (b)		5,362	5,584,105
BPCE SA, 3.00%, 5/22/22 (b)		9,005	9,083,316
Branch Banking & Trust Co., 2.30%, 10/15/18		1,855	1,866,805
Citigroup, Inc.:
1.80%, 2/05/18		6,961	6,966,276
2.50%, 9/26/18		8,073	8,127,719
2.50%, 7/29/19		10,612	10,707,306
2.90%, 12/08/21		59,540	60,143,319
3.50%, 5/15/23		4,389	4,452,987
3.88%, 3/26/25		4,740	4,769,293
4.13%, 7/25/28		16,343	16,590,171
4.75%, 5/18/46		12,750	13,383,624
Citizens Bank N.A.:
2.30%, 12/03/18		2,754	2,763,920
2.25%, 3/02/20		14,776	14,762,170
2.65%, 5/26/22		15,070	15,029,447
Dah Sing Bank Ltd., 4.25%, 11/30/26 (a)		350	356,804
Fifth Third Bank, 2.25%, 6/14/21		7,204	7,182,950
HSBC Holdings PLC:
2.65%, 1/05/22		26,189	26,128,608
4.04%, 3/13/28 (a)		8,877	9,194,601
ICICI Bank Ltd., 4.00%, 3/18/26		229	231,431
ING Groep NV, 3.95%, 3/29/27		7,837	8,149,250
Intesa Sanpaolo SpA:
6.63%, 9/13/23	EUR	2,575	3,608,976
5.02%, 6/26/24 (b)	USD	28,231	28,630,666
3.93%, 9/15/26	EUR	890	1,074,150
JPMorgan Chase & Co.:
2.20%, 10/22/19	USD	3,691	3,702,800
2.75%, 6/23/20		3,909	3,974,315
2.55%, 10/29/20		7,880	7,946,121
2.97%, 1/15/23		32,480	32,866,350
3.88%, 9/10/24		8,950	9,234,100
3.90%, 7/15/25		4,236	4,417,597
4.25%, 10/01/27		3,750	3,911,629
3.78%, 2/01/28 (a)		18,800	19,225,200
Lloyds Banking Group PLC, 3.75%, 1/11/27		5,024	5,043,915
Mitsubishi UFJ Financial Group, Inc., 3.00%, 2/22/22		12,326	12,509,078

Corporate Bonds		Par (000)	Value
Banks (continued)
Mizuho Financial Group, Inc., 2.95%, 2/28/22	USD	36,366	$36,679,111
Royal Bank of Scotland Group PLC:
2.65%, 5/15/23 (a)		37,130	37,430,753
3.50%, 5/15/23 (a)		13,525	13,612,710
3.88%, 9/12/23		19,834	20,252,676
Santander UK Group Holdings PLC, 2.88%, 8/05/21		14,289	14,321,850
Sumitomo Mitsui Trust Bank Ltd., 2.05%, 3/06/19 (b)		44,355	44,354,690
U.S. Bancorp:
2.95%, 7/15/22		7,244	7,368,365
3.15%, 4/27/27		3,630	3,636,055
UniCredit SpA:
6.95%, 10/31/22	EUR	200	275,519
5.75%, 10/28/25 (a)		2,840	3,566,293
5.86%, 6/19/32 (a)(b)	USD	14,128	14,505,387
Washington Mutual Bank:
0.00%, 5/01/09 (f)(j)		13,308	2,969,348
0.00%, 11/06/09 (f)(j)		11,911	2,657,642
0.00%, 6/16/10 (f)(j)		3,115	695,034
0.00%, 2/04/11 (f)(j)		2,570	573,431
Wells Fargo & Co.:
2.60%, 7/22/20		4,233	4,292,677
2.55%, 12/07/20		3,376	3,414,716
2.10%, 7/26/21		19,710	19,445,669
3.58%, 5/22/28 (a)		14,255	14,406,545
4.90%, 11/17/45		1,903	2,074,989
4.75%, 12/07/46		10,124	10,809,132
Woori Bank, 4.75%, 4/30/24		1,800	1,884,296
Yamaguchi Financial Group, Inc., 0.80%, 3/26/20 (a)(k)		1,000	1,064,500

			770,325,160
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		11,072	11,220,453
3.30%, 2/01/23		6,425	6,616,022
4.70%, 2/01/36		2,580	2,839,659
4.90%, 2/01/46		26,463	29,867,227
Anheuser-Busch InBev SA/NV, 2.00%, 3/17/28	EUR	1,400	1,669,666
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	USD	1,513	1,464,366
Central American Bottling Corp., 5.75%, 1/31/27 (b)		634	669,758

			54,347,151
Biotechnology — 0.5%
AbbVie, Inc.:
2.50%, 5/14/20		6,302	6,375,059
2.90%, 11/06/22		5,173	5,221,662
4.50%, 5/14/35		8,973	9,463,240
Amgen, Inc.:
2.13%, 5/01/20		4,058	4,064,050
4.40%, 5/01/45		6,271	6,441,251
Gilead Sciences, Inc.:
2.35%, 2/01/20		1,209	1,220,541
2.50%, 9/01/23		3,486	3,434,358
4.60%, 9/01/35		1,057	1,133,333
4.00%, 9/01/36		16,200	16,109,053
4.50%, 2/01/45		2,446	2,535,621
4.15%, 3/01/47		2,451	2,462,427

			58,460,595
Building Products — 0.1%
CRH America Finance, Inc., 3.40%, 5/09/27 (b)		5,790	5,790,336

10	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Building Products (continued)
Johnson Controls International PLC, 5.13%, 9/14/45	USD	5,000	$5,749,585
LIXIL Group Corp., 0.00%, 3/04/20 (k)(l)	JPY	60,000	544,121

			12,084,042
Capital Markets — 2.1%
Bagan Capital Ltd., 0.00%, 9/23/21 (k)(l)	USD	1,800	1,897,650
Bank of New York Mellon Corp., 2.05%, 5/03/21		28,042	27,785,332
Credit Suisse AG, 3.00%, 10/29/21		2,841	2,895,098
Credit Suisse Group AG, 4.28%, 1/09/28 (b)		2,313	2,390,904
Credit Suisse Group Funding Guernsey Ltd.:
2.75%, 3/26/20		7,681	7,741,396
4.88%, 5/15/45		2,635	2,900,255
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		10,208	10,311,182
2.00%, 4/25/19		2,308	2,306,998
2.60%, 4/23/20		5,099	5,146,349
2.75%, 9/15/20		2,492	2,522,024
2.63%, 4/25/21		4,993	5,002,906
2.35%, 11/15/21		14,988	14,786,336
3.50%, 1/23/25		3,983	4,026,271
3.75%, 5/22/25		5,768	5,906,380
4.75%, 10/21/45		1,231	1,362,045
Haitong International Securities Group Ltd., 0.00%, 10/25/21 (k)(l)	HKD	12,000	1,554,285
Jefferies Group LLC, 6.50%, 1/20/43	USD	1,239	1,400,195
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (d)(f)(j)		7,360	1
Modernland Overseas Pte Ltd., 6.95%, 4/13/24		500	496,950
Moody’s Corp.:
2.75%, 12/15/21		6,246	6,298,429
3.25%, 1/15/28 (b)		8,690	8,556,461
Morgan Stanley:
2.80%, 6/16/20		8,614	8,739,248
2.63%, 11/17/21		35,559	35,506,586
2.75%, 5/19/22		45,310	45,300,213
3.75%, 2/25/23		5,956	6,193,126
3.70%, 10/23/24		6,314	6,479,793
Northern Trust Corp., 3.38%, 5/08/32 (a)		5,200	5,197,754
State Street Corp., 2.65%, 5/19/26		3,056	2,961,930
UBS AG, 4.75%, 5/22/23 (a)		625	637,324
UBS Group Funding Switzerland AG, 4.13%, 9/24/25 (b)		2,534	2,656,227

			228,959,648
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35 (m)		2,135	2,124,630
Dow Chemical Co.:
4.38%, 11/15/42		1,370	1,415,011
4.63%, 10/01/44		2,072	2,205,377
E.I. du Pont de Nemours & Co., 2.20%, 5/01/20		2,765	2,780,006
Eastman Chemical Co., 4.80%, 9/01/42		2,205	2,366,964
Kansai Paint Co. Ltd.:
0.00%, 6/17/19 (k)(l)	JPY	90,000	880,196
0.00%, 6/17/22 (k)(l)		80,000	758,569
Mitsubishi Chemical Holdings Corp.:
0.00%, 3/30/22 (k)(l)		50,000	460,325
0.00%, 3/29/24 (k)(l)		40,000	373,416
Monsanto Co., 3.60%, 7/15/42	USD	2,845	2,474,587
Rock International Investment, Inc., 6.63%, 3/27/20		475	446,500
Sherwin-Williams Co.:
4.00%, 12/15/42		971	931,872
4.50%, 6/01/47		2,050	2,148,047

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Toray Industries, Inc., 0.00%, 8/30/19 (k)(l)	JPY	50,000	$507,335

			19,872,835
Commercial Services & Supplies — 0.4%
Aviation Capital Group Corp., 2.88%, 9/17/18 (b)	USD	6,335	6,395,981
Bilbao Luxembourg SA, 10.50% (10.50% Cash or 11.25% PIK), 12/01/18 (n)	EUR	295	345,401
Cia Latinoamericana de Infraestructura & Servicios SA, 9.50%, 7/20/23 (b)	USD	102	105,744
Pitney Bowes, Inc., 3.88%, 5/15/22		29,815	29,807,397
RAG-Stiftung, 0.00%, 12/31/18 (k)(l)	EUR	1,200	1,394,020
Waste Management, Inc., 3.90%, 3/01/35	USD	2,526	2,607,686

			40,656,229
Communications Equipment — 0.0%
Harris Corp., 2.70%, 4/27/20		1,299	1,312,451
Juniper Networks, Inc., 3.30%, 6/15/20		2,728	2,793,666

			4,106,117
Construction & Engineering — 0.0%
China City Construction International Co. Ltd., 5.35%, 7/03/17 (d)(f)(j)	CNH	349	33,468
China Singyes Solar Technologies Holdings Ltd., 7.95%, 2/15/19	USD	550	556,160
GS Engineering & Construction Corp., 4.50%, 7/21/21 (k)		600	637,500
Kandenko Co. Ltd., 0.00%, 3/31/21 (k)(l)	JPY	30,000	309,069
Shimizu Corp., 0.00%, 10/16/20 (k)(l)		50,000	492,332

			2,028,529
Construction Materials — 0.1%
Buzzi Unicem SpA, 2.13%, 4/28/23	EUR	1,000	1,199,223
Cemex Finance LLC, 9.38%, 10/12/22 (b)	USD	697	740,562
LafargeHolcim Finance U.S. LLC, 4.75%, 9/22/46 (b)		6,995	7,276,304
Tecnoglass, Inc., 8.20%, 1/31/22 (b)		988	1,038,635

			10,254,724
Consumer Finance — 1.0%
American Express Credit Corp.:
2.25%, 8/15/19		6,261	6,314,932
3.30%, 5/03/27		2,465	2,462,961
Capital One Bank USA N.A., 2.30%, 6/05/19		1,000	1,000,913
Capital One Financial Corp.:
4.75%, 7/15/21		160	172,627
3.75%, 3/09/27		8,935	8,902,575
Capital One N.A., 2.40%, 9/05/19		650	652,316
Discover Financial Services, 4.10%, 2/09/27		3,062	3,067,291
General Motors Financial Co., Inc.:
2.63%, 7/10/17		6,640	6,640,664
4.75%, 8/15/17		4,115	4,129,028
3.10%, 1/15/19		1,546	1,567,126
3.70%, 11/24/20		4,313	4,462,532
3.20%, 7/06/21		15,382	15,554,894
3.15%, 6/30/22		37,765	37,823,460
4.00%, 1/15/25		6,362	6,389,058
Synchrony Financial:
2.60%, 1/15/19		3,356	3,373,921
2.70%, 2/03/20		1,986	1,996,071
4.50%, 7/23/25		4,007	4,120,598

			108,630,967
Containers & Packaging — 0.1%
Ball Corp., 4.38%, 12/15/23	EUR	300	387,618
Reynolds Group Issuer, Inc., 5.75%, 10/15/20	USD	6,175	6,319,125

			6,706,743

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	11

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Consumer Services — 0.0%
Massachusetts Institute of Technology, 3.96%, 7/01/38	USD	1,385	$1,504,845
Wesleyan University, 4.78%, 7/01/16		2,607	2,549,938

			4,054,783
Diversified Financial Services — 1.4%
ABQ Finance Ltd., 3.50%, 2/22/22		1,700	1,661,580
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
4.63%, 10/30/20		12,390	13,167,733
3.50%, 5/26/22		14,561	14,943,110
Annington Finance No. 4 PLC, 1.31%, 1/10/23 (a)(d)	GBP	1	827
AYC Finance Ltd., 0.50%, 5/02/19 (k)	USD	600	628,500
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43 (i)		5,540	6,410,827
BP Capital Markets PLC, 3.22%, 4/14/24		14,230	14,370,550
CK Hutchison International 17 Ltd.:
2.88%, 4/05/22		2,550	2,561,120
3.50%, 4/05/27		1,500	1,506,708
Deutsche Telekom International Finance BV, 3.60%, 1/19/27 (b)		3,640	3,703,438
Enel Finance International NV:
2.88%, 5/25/22 (b)		11,450	11,465,881
3.63%, 5/25/27 (b)		12,950	12,824,955
Energuate Trust, 5.88%, 5/03/27 (b)		1,002	1,032,060
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	325	452,612
Glencore Funding LLC, 4.00%, 3/27/27 (b)	USD	12,200	12,003,543
Gohl Capital Ltd., 4.25%, 1/24/27		1,100	1,139,794
Hyundai Capital America, 2.55%, 4/03/20 (b)		21,316	21,262,667
Iceland Bondco PLC, 6.75%, 7/15/24	GBP	400	569,772
Jerrold Finco PLC, 6.13%, 1/15/24		1,100	1,451,337
Prime Bloom Holdings Ltd.:
7.50%, 12/19/19	USD	400	404,557
6.95%, 7/05/22		1,320	1,247,400
Radiant Access Ltd., 4.60% (o)		205	199,403
Shell International Finance BV:
4.13%, 5/11/35		7,018	7,306,945
3.63%, 8/21/42		2,135	1,997,246
UBS Group Funding Switzerland AG, 4.25%, 3/23/28 (b)		16,171	16,894,329
Virgin Media Secured Finance PLC, 6.25%, 3/28/29	GBP	1,434	2,021,100
Volcan Holdings PLC, 4.13%, 4/11/20 (k)		2,400	2,711,714
Woodside Finance Ltd., 3.65%, 3/05/25 (b)	USD	562	559,959

			154,499,667
Diversified Telecommunication Services — 1.4%
AT&T Inc.:
0.52%, 9/04/23 (a)	EUR	1,600	1,847,838
3.80%, 3/01/24	USD	6,495	6,641,832
2.35%, 9/04/29	EUR	1,225	1,383,466
3.15%, 9/04/36		1,075	1,210,624
5.25%, 3/01/37	USD	6,954	7,408,632
6.38%, 3/01/41		1,994	2,328,557
4.30%, 12/15/42		1,640	1,522,955
4.75%, 5/15/46		5,672	5,561,986
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		536	564,135
Dr Peng Holding HongKong Ltd., 5.05%, 6/01/20		430	429,484
Orange SA:
3.38%, 9/16/22	EUR	2,750	3,588,248
1.00%, 5/12/25		600	685,803
5.50%, 2/06/44	USD	2,305	2,751,753
Telecom Italia Capital SA:
6.38%, 11/15/33		709	765,720

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 1.4% (continued)
6.00%, 9/30/34	USD	595	$629,129
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	730	1,155,543
Telecom Italia SpA:
1.13%, 3/26/22 (k)		5,200	5,888,412
3.25%, 1/16/23		540	680,403
3.63%, 1/19/24		500	635,363
Telefonica Emisiones SAU:
4.10%, 3/08/27	USD	9,300	9,608,258
5.21%, 3/08/47		3,295	3,557,717
Verizon Communications, Inc.:
1.72%, 5/22/20 (a)		76,860	76,917,645
4.40%, 11/01/34		2,549	2,525,692
3.85%, 11/01/42		2,199	1,917,317
4.86%, 8/21/46		12,137	12,139,063
Ziggo Bond Finance BV, 4.63%, 1/15/25	EUR	255	308,243

			152,653,818
Electric Utilities — 0.5%
1MDB Energy Ltd., 5.99%, 5/11/22	USD	2,000	2,165,150
Baltimore Gas & Electric Co., 3.50%, 8/15/46		2,327	2,218,578
Chugoku Electric Power Co., Inc.:
0.00%, 3/23/18 (k)(l)	JPY	20,000	177,017
0.00%, 3/25/20 (k)(l)		10,000	88,998
Emera U.S. Finance LP:
2.15%, 6/15/19	USD	4,838	4,833,501
2.70%, 6/15/21		7,299	7,310,175
Exelon Corp.:
2.85%, 6/15/20		6,160	6,258,129
2.45%, 4/15/21		1,306	1,302,410
4.95%, 6/15/35		1,409	1,542,538
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (b)		1,657	1,810,273
Great Plains Energy, Inc., 3.90%, 4/01/27		11,502	11,635,711
Kyushu Electric Power Co., Inc., 0.00%, 3/31/22 (k)(l)	JPY	30,000	291,131
Pampa Energia SA, 7.50%, 1/24/27 (b)	USD	1,398	1,458,897
Southern California Edison Co., 1.25%, 11/01/17		1,306	1,305,232
Southern Co. Gas Capital Corp., 4.40%, 5/30/47		5,450	5,558,629
Tohoku Electric Power Co., Inc.:
0.00%, 12/03/18 (k)(l)	JPY	10,000	89,353
0.00%, 12/03/20 (k)(l)		110,000	1,004,890
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (b)	USD	6,547	6,789,344

			55,839,956
Electrical Equipment — 0.0%
AE-Rotor Holding BV, 4.97%, 3/28/18		35	34,981
Prysmian SpA, 0.00%, 1/17/22 (k)(l)	EUR	600	708,386

			743,367
Electronic Equipment, Instruments & Components —0.1%
Amphenol Corp., 3.20%, 4/01/24	USD	3,096	3,127,545
TPK Holding Co. Ltd., 0.00%, 4/08/20 (k)(l)		1,750	1,774,063

			4,901,608
Energy Equipment & Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		6,000	6,148,944
Hilong Holding Ltd., 7.25%, 6/22/20		400	382,000
Nabors Industries, Inc., 5.50%, 1/15/23 (b)		2,547	2,413,283
Schlumberger Holdings Corp., 3.00%, 12/21/20 (b)		5,877	5,983,944

			14,928,171

12	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Equity Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp.:
3.30%, 2/15/21	USD	2,758	$2,830,050
3.45%, 9/15/21		2,787	2,874,071
3.50%, 1/31/23		783	803,031
5.00%, 2/15/24		785	867,371
4.40%, 2/15/26		541	567,027
Cromwell SPV Finance Property Ltd., 2.00%, 2/04/20 (k)	EUR	800	902,300
Crown Castle International Corp.:
3.40%, 2/15/21	USD	1,628	1,671,709
2.25%, 9/01/21		5,986	5,889,045
Trust F/1401, 6.95%, 1/30/44		700	742,000
Wereldhave NV, 1.00%, 5/22/19 (k)	EUR	600	691,288

			17,837,892
Food & Staples Retailing — 0.1%
Walgreens Boots Alliance, Inc.:
4.80%, 11/18/44	USD	9,857	10,489,366
4.65%, 6/01/46		267	279,465

			10,768,831
Food Products — 0.1%
Arcor SAIC, 6.00%, 7/06/23 (b)		802	852,125
CP Foods Holdings Ltd., 0.50%, 9/22/21 (k)		800	822,000
Ezaki Glico Co. Ltd., 0.00%, 1/30/24 (k)(l)	JPY	10,000	95,466
Japfa Comfeed Indonesia Tbk PT, 5.50%, 3/31/22	USD	200	199,222
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (b)		451	457,855
Minerva Luxembourg SA, 6.50%, 9/20/26 (b)		1,702	1,657,323
Post Holdings, Inc., 6.00%, 12/15/22 (b)		6,191	6,562,460

			10,646,451
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories:
2.80%, 9/15/20		2,980	3,026,554
3.88%, 9/15/25		952	979,159
Becton Dickinson and Co.:
2.13%, 6/06/19		16,315	16,339,782
2.68%, 12/15/19		4,549	4,604,698
2.89%, 6/06/22		11,575	11,611,183
4.69%, 12/15/44		703	723,996
Boston Scientific Corp., 2.65%, 10/01/18		3,738	3,772,319
Medtronic Global Holdings SCA, 3.35%, 4/01/27		12,000	12,233,616
Medtronic, Inc., 4.38%, 3/15/35		694	758,033
Stryker Corp., 4.63%, 3/15/46		2,325	2,540,035

			56,589,375
Health Care Providers & Services — 0.6%
Aetna, Inc.:
4.50%, 5/15/42		2,824	3,050,211
4.13%, 11/15/42		1,329	1,353,151
4.75%, 3/15/44		1,703	1,914,426
Anthem, Inc.:
1.88%, 1/15/18		9,949	9,957,258
2.30%, 7/15/18		14,113	14,192,442
Baylor Scott & White Holdings, 4.19%, 11/15/45		1,525	1,559,148
Catholic Health Initiatives, 4.35%, 11/01/42		1,075	970,251
Cigna Corp., 3.25%, 4/15/25		7,074	7,101,581
HCA, Inc., 3.75%, 3/15/19		6,175	6,298,500
Kaiser Foundation Hospitals, 4.15%, 5/01/47		3,830	3,968,443
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		2,946	2,970,260
New York & Presbyterian Hospital, 3.56%, 8/01/36		1,321	1,282,089

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Ochsner Clinic Foundation, 5.90%, 5/15/45	USD	1,305	$1,621,203
RWJ Barnabas Health, Inc., 3.95%, 7/01/46		848	834,384
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		1,250	1,390,709
SSM Health Care Corp., 3.82%, 6/01/27		3,553	3,640,944
UnitedHealth Group, Inc.:
2.70%, 7/15/20		1,721	1,757,218
4.63%, 7/15/35		689	774,384
4.20%, 1/15/47		3,410	3,597,202

			68,233,804
Hotels, Restaurants & Leisure — 0.2%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc., 9.38%, 5/01/22		5,615	6,092,275
HIS Co. Ltd., 0.00%, 8/30/19 (k)(l)	JPY	110,000	1,011,002
McDonald’s Corp.:
4.70%, 12/09/35	USD	1,612	1,779,143
4.88%, 12/09/45		1,005	1,120,439
4.45%, 3/01/47		4,274	4,495,769
Punch Taverns Finance B Ltd., 5.94%, 9/30/22	GBP	915	1,267,156
Punch Taverns Finance PLC:
0.34%, 7/15/21 (a)		52	65,874
Series M3, 5.84%, 10/15/27 (a)		1,145	1,487,584
Resorttrust, Inc., 0.00%, 12/01/21 (k)(l)	JPY	120,000	1,084,508
REXLot Holdings Ltd., 4.50%, 4/17/19 (f)(j)(k)	HKD	1,161	118,948
Stonegate Pub Co. Financing PLC, 4.88%, 3/15/22	GBP	900	1,194,968
Studio City Co. Ltd., 7.25%, 11/30/21	USD	600	651,750
Unique Pub Finance Co. PLC:
Series A4, 5.66%, 6/30/27	GBP	2,368	3,455,818
Series N, 6.46%, 3/30/32		1,273	1,621,736

			25,446,970
Household Durables — 0.1%
Iida Group Holdings Co. Ltd., 0.00%, 6/18/20 (k)(l)	JPY	80,000	729,051
Newell Brands, Inc., 2.88%, 12/01/19	USD	6,986	7,105,908

			7,834,959
Household Products — 0.0%
Unicharm Corp., 0.00%, 9/25/20 (k)(l)	JPY	20,000	219,382
Independent Power and Renewable Electricity Producers — 0.1%
AES Panama SRL, 6.00%, 6/25/22 (b)	USD	527	553,350
China Yangtze Power International BVI 1 Ltd., 0.00%, 11/09/21 (k)(l)		1,600	1,647,200
Genneia SA, 8.75%, 1/20/22 (b)		700	744,324
Inkia Energy Ltd., 8.38%, 4/04/21 (b)		702	725,517
Neerg Energy Ltd., 6.00%, 2/13/22		1,500	1,533,627
Orazul Energy Egenor S en C por A, 5.63%, 4/28/27 (b)		1,497	1,463,318
Stoneway Capital Corp., 10.00%, 3/01/27 (b)		2,115	2,232,002
United Photovoltaics Group Ltd., 8.25%, 1/25/20		207	208,346

			9,107,684
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		3,529	3,548,237
General Electric Co., 4.50%, 3/11/44		8,268	9,185,359
Grupo KUO SAB de CV, 5.75%, 7/07/27		1,493	1,498,599

			14,232,195
Insurance — 0.4%
AG Insurance SA, 3.50%, 6/30/47 (a)	EUR	700	839,482
Allstate Corp., 4.20%, 12/15/46	USD	3,745	3,904,230
American International Group, Inc.:
3.75%, 7/10/25		2,831	2,883,600

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	13

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Insurance (continued)
3.88%, 1/15/35	USD	2,099	$2,034,901
4.50%, 7/16/44		2,823	2,870,649
Aon PLC, 4.75%, 5/15/45		5,012	5,422,994
Assicurazioni Generali SpA, 5.50%, 10/27/47 (a)	EUR	1,400	1,780,901
BNP Paribas Cardif SA, 4.03% (a)(o)		700	853,006
China Reinsurance Finance Corp. Ltd., 3.38%, 3/09/22	USD	1,311	1,294,075
CNP Assurances, 4.50%, 6/10/47 (a)	EUR	500	633,295
Credit Agricole Assurances SA, 4.25% (a)(o)		600	731,617
KIRS Midco 3 PLC, 8.38%, 7/15/23	GBP	3,100	3,977,051
Marsh & McLennan Cos., Inc.:
3.75%, 3/14/26	USD	672	699,650
4.35%, 1/30/47		1,476	1,577,401
Principal Financial Group, Inc., 4.30%, 11/15/46		7,100	7,385,874
Qatar Reinsurance Co. Ltd., 4.95% (a)(o)		450	450,000
QBE Insurance Group Ltd., 5.88%, 6/17/46 (a)		450	478,308
Travelers Cos., Inc.:
4.60%, 8/01/43		3,289	3,668,435
4.00%, 5/30/47		4,555	4,659,637
Union Life Insurance Co. Ltd., 3.00%, 9/19/21		1,900	1,813,632
Willis North America, Inc., 3.60%, 5/15/24		760	767,658

			48,726,396
Internet & Direct Marketing Retail — 0.2%
Amazon.com, Inc., 4.95%, 12/05/44		18,300	21,566,312
Ctrip.com International Ltd., 1.25%, 9/15/22 (b)(k)		400	431,250
Netflix, Inc., 3.63%, 5/15/27	EUR	1,372	1,592,497

			23,590,059
Internet Software & Services — 0.0%
Myriad International Holdings BV, 4.85%, 7/06/27	USD	815	815,000
IT Services — 0.2%
DXC Technology Co., 2.88%, 3/27/20 (b)		3,373	3,415,409
Fidelity National Information Services, Inc.:
3.63%, 10/15/20		495	518,534
4.50%, 8/15/46		11,359	11,652,244
Total System Services, Inc., 4.80%, 4/01/26		8,040	8,751,902
Transcosmos, Inc., 0.00%, 12/22/20 (k)(l)	JPY	40,000	360,525
Visa, Inc., 4.15%, 12/14/35	USD	1,919	2,079,160

			26,777,774
Leisure Products — 0.0%
Universal Entertainment Corp., 8.50% (6.00% Cash and 2.50% PIK), 8/24/20 (b)(n)		3,440	3,534,150
Machinery — 0.0%
CMF SpA, 9.00%, 6/15/22	EUR	352	401,057
CRRC Corp Ltd., 0.00%, 2/05/21 (k)(l)	USD	1,250	1,286,563
Haitian International Holdings Ltd., 2.00%, 2/13/19 (k)		750	823,125
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		598	644,898
Zoomlion HK SPV Co. Ltd., 6.13%, 12/20/22		218	219,090

			3,374,733
Media — 1.7%
21st Century Fox America, Inc.:
4.75%, 9/15/44		1,468	1,545,389
4.95%, 10/15/45		425	460,058
Cablevision SA, 6.50%, 6/15/21 (b)		661	700,660
CBS Corp., 2.30%, 8/15/19		4,291	4,319,033
Charter Communications Operating LLC/Charter Communications Operating Capital:
4.46%, 7/23/22		13,691	14,587,295

Corporate Bonds		Par (000)	Value
Media (continued)
4.91%, 7/23/25	USD	2,254	$2,435,039
3.75%, 2/15/28 (b)		25,160	24,788,714
6.38%, 10/23/35		4,126	4,890,766
6.48%, 10/23/45		21,435	25,726,566
5.38%, 5/01/47		8,340	8,823,253
Comcast Corp.:
3.38%, 8/15/25		5,533	5,676,354
4.25%, 1/15/33		1,265	1,348,199
4.40%, 8/15/35		5,694	6,120,691
3.20%, 7/15/36		9,696	9,074,632
4.75%, 3/01/44		2,388	2,657,313
4.60%, 8/15/45		1,887	2,057,755
3.40%, 7/15/46		2,021	1,840,325
CSC Holdings LLC, 7.63%, 7/15/18		5,615	5,923,825
Discovery Communications LLC, 3.80%, 3/13/24		4,497	4,547,151
Interpublic Group of Cos., Inc., 4.00%, 3/15/22		2,564	2,688,716
ITV PLC, 2.00%, 12/01/23	EUR	3,700	4,301,972
Kakao Corp., 0.00%, 5/11/21 (k)(l)	KRW	1,000,000	891,054
NBCUniversal Media LLC, 4.45%, 1/15/43	USD	3,047	3,234,890
Time Warner Cable LLC:
5.00%, 2/01/20		2,900	3,093,706
4.13%, 2/15/21		5,862	6,129,923
4.00%, 9/01/21		911	952,275
5.50%, 9/01/41		2,025	2,176,197
4.50%, 9/15/42		314	298,768
Time Warner, Inc.:
2.10%, 6/01/19		9,144	9,147,767
3.60%, 7/15/25		2,168	2,163,072
4.85%, 7/15/45		4,515	4,649,023
Unitymedia GmbH, 3.75%, 1/15/27	EUR	1,700	1,980,977
Unitymedia Hessen GmbH & Co. KG/Unitymedia
NRW GmbH:
4.00%, 1/15/25		1,015	1,221,654
4.63%, 2/15/26		300	371,661
3.50%, 1/15/27		1,920	2,260,255
Viacom, Inc.:
2.75%, 12/15/19	USD	1,328	1,343,020
4.50%, 3/01/21		3,389	3,599,464
Virgin Media Receivables Financing Notes I DAC, 5.50%, 9/15/24	GBP	1,100	1,495,391
Ziggo Bond Co. BV, 7.13%, 5/15/24	EUR	2,786	3,567,527

			183,090,330
Metals & Mining — 0.3%
Barrick Gold Corp., 5.25%, 4/01/42	USD	5,990	6,815,422
China Precious Metal Resources Holdings Co. Ltd., 7.25%, 2/04/18 (k)	HKD	4,588	468,989
Fortune Star BVI Ltd., 5.25%, 3/23/22	USD	472	461,953
Newmont Mining Corp.:
3.50%, 3/15/22		6,890	7,125,039
4.88%, 3/15/42		5,045	5,330,734
Nucor Corp., 5.20%, 8/01/43		1,640	1,924,355
Nyrstar NV, 4.25%, 9/25/18 (k)	EUR	700	813,498
Rio Tinto Finance USA PLC, 4.13%, 8/21/42 (i)	USD	3,660	3,776,780
Shougang Corp., 3.38%, 12/09/19		800	804,576
Steel Dynamics, Inc.:
5.13%, 10/01/21		2,954	3,033,699
6.38%, 8/15/22		1,345	1,393,756
Vedanta Resources PLC:
8.25%, 6/07/21		333	363,060
6.38%, 7/30/22		1,500	1,504,800
7.13%, 5/31/23		775	797,126
VM Holding SA, 5.38%, 5/04/27 (b)		1,494	1,508,193

			36,121,980

14	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Multiline Retail — 0.1%
Marks & Spencer PLC, 3.00%, 12/08/23	GBP	750	$993,010
New Look Secured Issuer PLC, 6.50%, 7/01/22		1,280	1,225,684
Takashimaya Co. Ltd., 0.00%, 12/11/18 (k)(l)	JPY	30,000	267,393
Target Corp., 2.50%, 4/15/26	USD	6,800	6,451,847

			8,937,934
Multi-Utilities — 0.3%
Celeo Redes Operacion Chile SA, 5.20%, 6/22/47 (b)		2,236	2,263,950
Dominion Energy Gas Holdings LLC, 4.60%, 12/15/44		2,822	2,948,753
NiSource Finance Corp., 3.49%, 5/15/27		5,615	5,653,637
Pacific Gas & Electric Co.:
4.75%, 2/15/44		2,305	2,623,323
4.30%, 3/15/45		1,509	1,616,320
Virginia Electric & Power Co.:
3.50%, 3/15/27		7,943	8,167,358
4.45%, 2/15/44		1,674	1,828,857
4.20%, 5/15/45		2,462	2,584,699

			27,686,897
Oil, Gas & Consumable Fuels — 2.2%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		2,217	2,790,850
4.50%, 7/15/44		2,215	2,029,826
Apache Corp., 4.25%, 1/15/44		3,348	3,135,964
Bukit Makmur Mandiri Utama PT, 7.75%, 2/13/22		500	511,456
Bumi Investment Property Ltd., 10.75%, 10/06/17 (f)(j)		1,521	806,130
Canadian Natural Resources Ltd.:
2.95%, 1/15/23		8,175	8,109,853
3.85%, 6/01/27		10,760	10,672,822
Cenovus Energy, Inc., 4.25%, 4/15/27 (b)		12,120	11,545,839
Devon Energy Corp.:
3.25%, 5/15/22		5,698	5,662,917
5.85%, 12/15/25 (i)		7,612	8,650,132
5.60%, 7/15/41		5,533	5,746,458
Enbridge, Inc.:
2.90%, 7/15/22		5,945	5,933,110
3.70%, 7/15/27		4,740	4,736,492
Endeavor Energy Resources LP/EER Finance, Inc., 7.00%, 8/15/21 (b)		6,175	6,391,125
Enercoal Resources Pte Ltd., 6.00%, 4/07/18 (f)(j)(k)		300	129,000
Energy Transfer LP, 6.13%, 12/15/45		6,642	7,189,181
Enterprise Products Operating LLC:
5.10%, 2/15/45		1,248	1,370,444
4.90%, 5/15/46		5,273	5,670,215
EOG Resources, Inc.:
4.15%, 1/15/26		2,601	2,732,819
3.90%, 4/01/35		1,670	1,619,589
Exxon Mobil Corp.:
1.82%, 3/15/19		7,393	7,422,173
4.11%, 3/01/46		4,075	4,298,721
GeoPark Latin America Ltd. Agencia en Chile, 7.50%, 2/11/20 (b)		750	759,375
GNL Quintero SA:
4.63%, 7/31/29 (b)		482	500,075
4.63%, 7/31/29		290	300,875
GS Caltex Corp., 3.00%, 6/12/22		925	918,759
Halcon Resources Corp., 12.00%, 2/15/22 (b)		2,044	2,309,720
Hess Corp., 4.30%, 4/01/27		12,785	12,488,183
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		12,179	12,471,004
3.95%, 9/01/22		2,176	2,248,228

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Kinder Morgan, Inc.:
3.05%, 12/01/19	USD	1,411	$1,435,515
4.30%, 6/01/25		6,700	6,965,843
5.05%, 2/15/46		3,690	3,705,513
MPLX LP:
4.13%, 3/01/27		6,280	6,301,383
5.20%, 3/01/47		1,844	1,899,091
NGPL PipeCo LLC, 7.12%, 12/15/17 (b)		5,975	6,087,031
Noble Energy, Inc., 5.05%, 11/15/44		2,626	2,696,952
Petro-Canada, 6.80%, 5/15/38 (m)		2,780	3,623,016
Pioneer Natural Resources Co., 4.45%, 1/15/26		1,600	1,682,326
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25		3,700	3,792,463
Resolute Energy Corp., 8.50%, 5/01/20		6,175	6,144,125
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		4,188	4,655,393
4.20%, 3/15/28 (b)		4,106	4,148,341
Spectra Energy Partners LP, 4.50%, 3/15/45		6,470	6,376,534
Sunoco Logistics Partners Operations LP:
3.90%, 7/15/26		1,019	999,835
5.35%, 5/15/45		1,620	1,587,861
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 5.50%, 10/15/19		6,175	6,514,625
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		2,030	2,032,718
2.50%, 8/01/22		2,481	2,477,936
Tullow Oil Jersey Ltd., 6.63%, 7/12/21 (k)		1,400	1,466,500
Tullow Oil PLC:
6.00%, 11/01/20 (b)		600	570,000
6.25%, 4/15/22		1,300	1,184,625
6.25%, 4/15/22 (b)		200	182,250
Western Refining Logistics LP/WNRL Finance Corp., 7.50%, 2/15/23		6,175	6,653,563
Williams Partners LP, 4.00%, 9/15/25		22,610	23,026,160

			245,360,934
Paper & Forest Products — 0.1%
Georgia-Pacific LLC, 7.38%, 12/01/25		3,288	4,183,530
Suzano Austria GmbH, 5.75%, 7/14/26 (b)		661	684,135
Suzano Trading Ltd., 5.88%, 1/23/21 (b)		995	1,054,700

			5,922,365
Pharmaceuticals — 0.7%
Allergan Funding SCS:
2.35%, 3/12/18		9,237	9,275,564
3.00%, 3/12/20		21,662	22,121,646
3.80%, 3/15/25		22,467	23,238,719
4.55%, 3/15/35		4,778	5,099,693
4.75%, 3/15/45		3,710	4,004,826
Mylan NV, 5.25%, 6/15/46		1,599	1,749,146
Pfizer, Inc., 4.00%, 12/15/36		7,241	7,649,798
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		1,237	1,277,363
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23		6,877	6,688,880
United Laboratories International Holdings Ltd., 4.50%, 12/05/21 (k)		400	480,500

			81,586,135
Real Estate Management & Development — 0.1%
Annington Finance No. 5 PLC, 13.00% (13.00% Cash or 13.50% PIK), 1/15/23 (n)	GBP	1,538	2,349,018
China Evergrande Group:
7.00%, 3/23/20	USD	685	694,505
8.25%, 3/23/22		217	221,961
7.50%, 6/28/23		661	640,615

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	15

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Management & Development (continued)
8.75%, 6/28/25	USD	1,003	$979,662
China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/05/23 (k)(l)		1,400	1,444,100
Ezdan Sukuk Co. Ltd., 4.88%, 4/05/22		262	243,974
Fantasia Holdings Group Co. Ltd., 7.95%, 7/05/22		600	598,854
Future Land Development Holdings Ltd., 5.00%, 2/16/20		400	395,573
FUXIANG Investment Management Ltd., 3.63%, 11/30/19		750	752,417
Kaisa Group Holdings Ltd., 8.50%, 6/30/22		1,014	1,019,272
Logan Property Holdings Co. Ltd., 5.25%, 2/23/23		370	345,620
Shui On Development Holding Ltd., 7.50% (a)(k)(o)		500	537,000
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22		720	775,979
Times Property Holdings Ltd., 6.25%, 1/23/20		760	765,786
Yuzhou Properties Co. Ltd., 6.00%, 1/25/22		425	420,966

			12,185,302
Road & Rail — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25 (b)		700	658,875
Burlington Northern Santa Fe LLC:
4.15%, 4/01/45		1,419	1,483,309
4.70%, 9/01/45		1,265	1,424,661
4.13%, 6/15/47		4,080	4,290,381
CSX Corp., 4.25%, 11/01/66		3,523	3,472,836
Hertz Corp.:
7.63%, 6/01/22 (b)(i)		825	823,020
5.50%, 10/15/24 (b)		700	574,000
Norfolk Southern Corp., 6.00%, 5/23/11		2,445	2,943,890
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.40%, 11/15/26 (b)		7,682	7,548,871
Union Pacific Corp.:
3.38%, 2/01/35		1,864	1,843,427
3.88%, 2/01/55		4,114	3,971,014
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		3,009	3,048,668

			32,082,952
Semiconductors & Semiconductor Equipment — 1.4%
Advanced Semiconductor Engineering, Inc., 0.00%, 3/27/18 (k)(l)		1,000	1,003,750
Analog Devices, Inc.:
3.90%, 12/15/25		680	706,816
3.50%, 12/05/26		12,390	12,486,481
5.30%, 12/15/45		694	794,908
Applied Materials, Inc.:
3.30%, 4/01/27		5,932	6,028,413
4.35%, 4/01/47		3,508	3,723,416
Broadcom Corp./Broadcom Cayman Finance Ltd.:
2.38%, 1/15/20 (b)		36,649	36,702,251
3.00%, 1/15/22 (b)		48,373	48,805,358
3.63%, 1/15/24 (b)		24,993	25,567,789
Lam Research Corp.:
2.75%, 3/15/20		3,359	3,401,760
2.80%, 6/15/21		3,933	3,989,619
Nanya Technology Corp., 0.00%, 1/24/22 (k)(l)		400	464,300
Neo Solar Power Corp., 0.00%, 10/27/19 (k)(l)		500	500,625
QUALCOMM, Inc.:
2.60%, 1/30/23		7,895	7,866,199
4.80%, 5/20/45		2,164	2,375,048
Semiconductor Manufacturing International Corp., 0.00%, 7/07/22 (k)(l)		250	290,375

Corporate Bonds		Par (000)	Value
Semiconductors & Semiconductor Equipment (continued)
Xilinx, Inc., 2.95%, 6/01/24	USD	3,360	$3,369,059

			158,076,167
Software — 0.7%
Autodesk, Inc., 3.50%, 6/15/27		12,270	12,066,183
Microsoft Corp.:
3.50%, 2/12/35		5,373	5,417,327
3.45%, 8/08/36		7,754	7,758,831
3.70%, 8/08/46		19,358	19,155,477
4.25%, 2/06/47		17,280	18,708,261
Oracle Corp.:
3.25%, 5/15/30		4,289	4,309,819
3.90%, 5/15/35		2,665	2,746,224
4.00%, 7/15/46		5,854	5,911,919
4.38%, 5/15/55		1,651	1,733,756

			77,807,797
Technology Hardware, Storage & Peripherals — 0.9%
Apple Inc.:
3.00%, 2/09/24		7,371	7,482,796
2.85%, 5/11/24		28,560	28,698,373
3.45%, 2/09/45		1,934	1,817,300
4.65%, 2/23/46		25,539	28,627,201
Dell International LLC/EMC Corp.:
5.45%, 6/15/23 (b)		9,670	10,493,594
8.35%, 7/15/46 (b)		6,760	8,724,334
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18		7,345	7,407,844
3.60%, 10/15/20		6,500	6,702,144
HP, Inc., 3.75%, 12/01/20		728	761,969
Proven Glory Capital Ltd.:
3.25%, 2/21/22		1,875	1,882,853
4.00%, 2/21/27		1,050	1,054,334

			103,652,742
Tobacco — 0.0%
Reynolds American, Inc.:
2.30%, 6/12/18		2,460	2,470,713
3.25%, 6/12/20		1,044	1,074,838

			3,545,551
Trading Companies & Distributors — 0.4%
Air Lease Corp.:
2.63%, 7/01/22		11,975	11,868,890
3.00%, 9/15/23		14,602	14,517,995
3.63%, 4/01/27		5,569	5,569,523
GATX Corp.:
2.60%, 3/30/20		2,962	2,992,672
3.85%, 3/30/27		2,336	2,350,974
Iwatani Corp., 0.00%, 10/22/20 (k)(l)	JPY	120,000	1,141,587

			38,441,641
Transportation Infrastructure — 0.1%
Adani Ports & Special Economic Zone Ltd., 3.95%, 1/19/22 (b)	USD	1,100	1,126,103
Aeropuertos Argentina 2000 SA, 6.88%, 2/01/27 (b)		706	730,802
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/29 (b)		706	765,134
Rumo Luxembourg S.à r.l., 7.38%, 2/09/24 (b)		2,818	2,894,368
Swissport Investments SA, 9.75%, 12/15/22	EUR	700	890,650
Zhejiang Expressway Co. Ltd., 0.00%, 4/21/22 (k)(l)		1,200	1,420,266

			7,827,323
Wireless Telecommunication Services — 0.2%
Digicel Group Ltd., 8.25%, 9/30/20 (b)	USD	531	496,432

16	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Rogers Communications, Inc., 5.00%, 3/15/44	USD	775	$876,589
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (b)		15,980	16,119,825
Vodafone Group PLC:
0.00%, 11/26/20 (k)(l)	GBP	1,700	2,183,177
4.38%, 2/19/43	USD	2,990	2,952,631

			22,628,654
Total Corporate Bonds — 29.1%			3,208,823,996

Floating Rate Loan Interests (a)
Airlines — 0.1%
Gol Luxco SA, Term Loan, 6.50%, 8/31/20		7,462	7,629,895
Capital Markets — 0.7%
LSTAR Securities Financing Vehicle:
Term Loan, 3.56%, 5/10/25 (d)		36,254	35,936,559
Term Loan, 2.00%, 6/16/25		36,740	36,379,948

			72,316,507
Chemicals — 0.1%
Axalta Coating Systems Dutch Holding B BV (Axalta Coating Systems U.S. Holdings, Inc.), Term B-1 Euro Loan, 3.00%, 2/01/23	EUR	995	1,149,761
Chemours Co., Tranche B-1 Euro Term Loan, 3.00%, 5/12/22		998	1,146,178
Jade Germany GmbH, Initial Euro Term Loan, 5.75%, 5/31/23		1,250	1,448,221
MacDermid Agricultural Solutions Holdings BV (Netherlands Agricultural Investment Partners LLC), Euro Tranche C-5 Term Loan, 3.50%, 6/07/23		998	1,146,737
MacDermid European Holdings BV (MacDermid Funding LLC), Euro Tranche C-4 Term Loan, 4.25%, 6/07/20		789	907,228

			5,798,125
Commercial Services & Supplies — 0.0%
Fugue Finance BV, Initial Euro Term Loan, 3.25%, 6/26/24		1,000	1,153,757
Diversified Financial Services — 0.0%
Veritas U.S., Inc., New Euro Term B Loan, 5.50%, 1/27/23		1,670	1,917,857
Diversified Telecommunication Services — 0.0%
Eircom Finco S.à r.l., Facility B, 3.25%, 4/19/24		1,899	2,182,117
Equity Real Estate Investment Trusts (REITs) — 0.0%
Equinix, Inc., Term B-2 Loan, 3.25%, 1/05/24		998	1,149,448
Media — 0.0%
SFR Group SA (Ypso France SAS):
EUR TLB-10 Incremental Term Loan, 3.75%, 1/14/25		172	197,583
EUR TLB-10 Refinancing Term Loan, 3.75%, 1/14/25		823	943,836
EUR TLB-11 Term Loan, 3.00%, 7/31/25		1,500	1,717,511
Springer SBM Two GmbH, Term Loan, 9.00%, 8/16/21 (d)		344	396,541
Springer Science+Business Media Deutschland GMBH (FKA Blitz 13-253 GmbH), Initial Term B11 Loan, 3.75%, 8/14/20		998	1,143,695

			4,399,166

Floating Rate Loan Interests (a)		Par (000)	Value
Road & Rail — 0.0%
Car Rentals Subsidiary, S.L.U. (AKA Goldcar), Facility B, 6.00%, 6/18/20	EUR	2,080	$2,386,439
Specialty Retail — 0.0%
Intervias Finco Ltd. (FKA Optima Sub-Finco Ltd.), Term Facility D2 (EUR), 4.00%, 1/30/23		1,018	1,173,431
Total Floating Rate Loan Interests — 0.9%			100,106,742

Foreign Agency Obligations
Argentina — 0.0%
Petrobras Argentina SA, 7.38%, 7/21/23 (b)	USD	1,527	1,610,588
YPF SA:
8.88%, 12/19/18 (b)		2,628	2,815,639
8.50%, 3/23/21 (b)		336	373,729

			4,799,956
Australia — 0.0%
SGSP Australia Assets Property Ltd., 3.50%, 7/07/27		515	510,623
Brazil — 0.3%
Petrobras Global Finance BV:
5.75%, 1/20/20		699	725,352
4.88%, 3/17/20		699	713,050
3.75%, 1/14/21	EUR	855	1,010,088
5.38%, 1/27/21	USD	8,330	8,469,111
8.38%, 5/23/21		10,673	11,947,143
6.13%, 1/17/22		747	770,531
4.75%, 1/14/25	EUR	1,600	1,866,176
8.75%, 5/23/26	USD	173	198,950
7.38%, 1/17/27		755	798,790
5.38%, 10/01/29	GBP	185	226,144
6.63%, 1/16/34		130	164,408

			26,889,743
British Virgin Islands — 0.0%
Bluestar Finance Holdings Ltd., 3.50%, 9/30/21	USD	482	482,536
Chile — 0.0%
Empresa de Transporte de Pasajeros Metro SA, 5.00%, 1/25/47 (b)		487	524,518
China — 0.2%
Chang Development International Ltd., 3.63%, 1/20/20		750	746,324
China Railway Construction Corp. Ltd., 1.50%, 12/21/21 (k)	CNH	4,000	579,633
Chinalco Capital Holdings Ltd., 4.25%, 4/21/22	USD	1,025	1,030,231
CNAC HK Synbridge Co. Ltd., 5.00%, 5/05/20		2,857	2,889,141
Dianjian Haiyu Ltd., 3.50% (a)(o)		790	786,192
HeSteel Hong Kong Co. Ltd., 4.25%, 4/07/20		1,100	1,090,319
Huarong Finance 2017 Co. Ltd., 4.75%, 4/27/27		500	512,198
Huarong Finance II Co. Ltd.:
5.50%, 1/16/25		700	752,391
4.63%, 6/03/26		476	483,415
4.88%, 11/22/26		204	211,121
ICBCIL Finance Co. Ltd., 3.38%, 4/05/22		1,785	1,799,166
Jinan West City Investment & Development Group Co. Ltd., 3.13%, 10/11/21		300	289,993

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	17

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Agency Obligations		Par (000)	Value
China (continued)
Rongshi International Finance Ltd.:
2.88%, 5/04/22	USD	850	$848,246
3.63%, 5/04/27		1,635	1,640,927
Shanhai Hong Kong International Investments Ltd., 3.88%, 4/20/20		465	469,069
Sinochem Offshore Capital Co. Ltd., 3.12%, 5/24/22		695	694,921
Sinopec Group Overseas Development 2017 Ltd., 4.25%, 4/12/47		800	812,091
Tewoo Group Finance No. 2 Ltd., 4.50%, 12/16/19		500	505,033
Tewoo Group Finance No. 3 Ltd., 4.63%, 4/06/20		735	747,274

			16,887,685
France — 0.1%
Electricite de France SA, 3.63%, 10/13/25		3,690	3,774,523
NEW Areva SA, 4.88%, 9/23/24	EUR	4,150	5,222,267

			8,996,790
Hong Kong — 0.0%
China Cinda Finance 2015 I Ltd., 4.25%, 4/23/25	USD	1,000	1,014,772
China Cinda Finance 2017 I Ltd., 4.40%, 3/09/27		700	712,074
China Great Wall International Holdings III Ltd., 2.63%, 10/27/21		600	584,226

			2,311,072
India — 0.0%
BPRL International Singapore Pte Ltd., 4.38%, 1/18/27		1,400	1,449,228
Greenko Investment Co., 4.88%, 8/16/23		550	534,961

			1,984,189
Indonesia — 0.0%
Pertamina Persero PT:
5.63%, 5/20/43		1,148	1,188,159
6.45%, 5/30/44		1,890	2,145,199
Perusahaan Gas Negara Persero Tbk, 5.13%, 5/16/24		550	590,663

			3,924,021
Mexico — 0.1%
Petroleos Mexicanos:
4.63%, 9/21/23		526	532,312
6.50%, 3/13/27 (b)		7,519	8,077,286

			8,609,598
Mongolia — 0.0%
Trade & Development Bank of Mongolia LLC, 9.38%, 5/19/20		714	762,199
Panama — 0.0%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (b)		1,806	1,909,845
United Arab Emirates — 0.0%
Abu Dhabi National Energy Co. PJSC, 3.63%, 1/12/23		1,000	1,005,036
Total Foreign Agency Obligations — 0.7%			79,597,811

Foreign Government Obligations		Par (000)	Value
Argentina — 0.4%
Republic of Argentina:
6.25%, 4/22/19	USD	29,130	$30,513,675
5.63%, 1/26/22		9,806	10,041,344
7.82%, 12/31/33		1,264	1,515,351
7.82%, 12/31/33	EUR	1,061	1,295,615
7.13%, 6/28/17 (b)	USD	2,791	2,532,832

			45,898,817
Brazil — 0.0%
Federative Republic of Brazil, 2.88%, 4/01/21	EUR	3,923	4,612,395
China — 0.0%
People’s Republic of China, 3.30%, 7/04/23	CNH	3,500	490,392
Colombia — 0.3%
Republic of Colombia:
11.75%, 2/25/20	USD	79	97,960
4.38%, 7/12/21		4,841	5,150,824
4.00%, 2/26/24		22,810	23,676,780

			28,925,564
Egypt — 0.1%
Arab Republic of Egypt:
5.75%, 4/29/20		3,857	3,957,552
8.50%, 1/31/47 (b)		3,926	4,232,024

			8,189,576
Hungary — 0.1%
Republic of Hungary, 5.38%, 3/25/24		8,660	9,748,701
Indonesia — 0.2%
Perusahaan Penerbit SBSN Indonesia III:
4.33%, 5/28/25		600	618,780
4.15%, 3/29/27		1,075	1,091,125
Republic of Indonesia:
5.88%, 3/13/20		2,420	2,645,266
8.38%, 3/15/24	IDR	27,857,000	2,269,158
8.38%, 9/15/26		150,531,000	12,458,127
7.00%, 5/15/27		76,458,000	5,808,571
3.75%, 6/14/28	EUR	1,000	1,251,010
9.00%, 3/15/29	IDR	9,286,000	793,479

			26,935,516
Italy — 0.0%
Buoni Poliennali Del Tesoro, 1.25%, 12/01/26	EUR	1,000	1,066,801
Buoni Poliennali del Tesoro, 2.20%, 6/01/27		900	1,033,568

			2,100,369
Kuwait — 0.0%
State of Kuwait, 2.75%, 3/20/22	USD	781	783,734
Lebanon — 0.1%
Lebanese Republic, 6.85%, 3/23/27		4,893	4,926,155
Maldives — 0.0%
Republic of Maldives, 7.00%, 6/07/22		400	401,563

18	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Mexico — 1.6%
United Mexican States:
Series M, 4.75%, 6/14/18	MXN	111,900	$6,042,461
Series M, 5.00%, 12/11/19		2,177,550	115,623,271
5.75%, 3/05/26		138,781	7,138,632
4.15%, 3/28/27	USD	47,039	48,708,885
United Mexican States Inflation Linked Bonds, 3.50%, 12/14/17	MXN	42,672	2,363,330

			179,876,579
Mongolia — 0.0%
Mongolian People’s Republic, 7.50%, 6/30/18	CNH	2,000	292,754

Panama — 0.1%
Republic of Panama, 3.75%, 3/16/25	USD	8,640	8,899,200

Peru — 0.1%
Republic of Peru, 7.35%, 7/21/25		6,920	9,037,520

Philippines — 0.2%
Republic of the Philippines, 5.50%, 3/30/26		14,380	17,274,406

Portugal — 0.0%
Republic of Portugal, 5.13%, 10/15/24		875	892,500

Russia — 0.8%
Russian Federation:
7.50%, 8/18/21	RUB	1,986,728	33,266,535
7.40%, 12/07/22		484,485	8,075,147
7.75%, 9/16/26		636,659	10,806,200
8.15%, 2/03/27		1,448,333	25,550,583
7.05%, 1/19/28		855,680	13,820,012

			91,518,477
South Africa — 0.2%
Republic of South Africa:
5.50%, 3/09/20	USD	4,681	4,961,298
6.25%, 3/31/36	ZAR	328,711	17,737,303

			22,698,601
Sri Lanka — 0.1%
Republic of Sri Lanka:
6.25%, 7/27/21	USD	443	469,202
5.75%, 1/18/22		600	621,148
6.13%, 6/03/25		900	918,476
6.85%, 11/03/25		1,750	1,843,986
6.83%, 7/18/26		900	948,083
6.20%, 5/11/27		675	673,925

			5,474,820
Tunisia — 0.0%
Banque Centrale de Tunisie International Bond, 4.50%, 6/22/20	EUR	1,176	1,398,187
Turkey — 0.6%
Republic of Turkey:
10.50%, 1/15/20	TRY	30,195	8,552,725
7.00%, 6/05/20	USD	6,619	7,237,413
9.20%, 9/22/21	TRY	40,020	10,879,544
11.00%, 3/02/22		82,745	23,964,290
8.80%, 9/27/23		18,730	4,960,047
7.38%, 2/05/25	USD	5,679	6,576,452
6.00%, 3/25/27		4,973	5,295,051

			67,465,522
Uruguay — 0.1%
Republic of Uruguay, 4.38%, 10/27/27		8,100	8,606,250
Total Foreign Government Obligations — 5.0%			546,447,598

Investment Companies		Shares	Value
Energy Select Sector SPDR Fund		115,668	$7,509,167
Financial Select Sector SPDR Fund		602,179	14,855,756
iShares China Large-Cap ETF (h)		109,307	4,340,581
iShares Core MSCI Emerging Markets ETF (e)(h)(p)		46,287	1,915,819
iShares iBoxx $ High Yield Corporate Bond ETF (h)(p)		1,235,730	109,226,175
iShares U.S. Home Construction ETF (p)		102,570	3,481,226

Total Investment Companies — 1.3%			141,328,724

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 2.0%
Ajax Mortgage Loan Trust:
Series 2015-C, Class A, 3.88%, 3/25/57 (b)(c)	USD	8,074	7,915,434
Series 2016-A, Class A, 4.25%, 8/25/64 (b)(c)		4,114	4,141,922
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.67%, 10/25/46 (a)		1,192	1,011,380
Series 2006-4, Class 1A12, 1.43%, 10/25/46 (a)		3,531	2,627,930
Series 2006-5, Class A1, 1.65%, 11/25/46 (a)		4,237	2,243,094
Series 2007-1, Class A1, 1.43%, 2/25/47 (a)		1,000	649,102
Angel Oak Mortgage Trust I LLC, Series 2016-1, Class A1, 3.50%, 7/25/46 (b)(c)		2,390	2,397,551
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (b)(c)		505	505,239
APS Resecuritization Trust:
Series 2016-3, Class 3A, 3.84%, 9/27/46 (a)(b)(d)		8,532	8,617,514
Series 2016-3, Class 4A, 3.59%, 4/27/47 (a)(b)(d)		2,455	2,479,652
Banc of America Funding Trust, Series 2016-R2, Class 1A1, 4.70%, 5/01/33 (a)(b)(d)		1,813	1,838,224
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 3.31%, 9/25/47 (a)		4,242	3,040,955
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC9, Class A5, 6.25%, 12/25/35 (c)		368	365,730
Bear Stearns Mortgage Funding Trust:
Series 2007-AR2, Class A1, 1.19%, 3/25/37 (a)		629	532,786
Series 2007-AR3, Class 1A1, 1.16%, 3/25/37 (a)		931	842,158
Series 2007-AR4, Class 1A1, 1.22%, 9/25/47 (a)		3,645	3,225,316
Series 2007-AR4, Class 2A1, 1.23%, 6/25/37 (a)		1,020	869,480
Berica 8 Residential MBS Srl, Series 8, Class A, 0.00%, 3/31/48 (a)	EUR	193	220,053
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.48%, 12/25/35 (a)(b)(p)	USD	3	3,126
Citigroup Mortgage Loan Trust, Series 2007-2, Class 2A, 6.00%, 11/25/36		40	41,204
Collateralized Mortgage Obligation Trust, Series 57, Class D, 9.90%, 2/01/19		1	986
COLT LLC, Series 2015-1, Class A1V, 4.02%, 12/26/45 (a)(b)		846	844,980
Countrywide Alternative Loan Trust:
Series 2005-56, Class 4A1, 1.53%, 11/25/35 (a)		2,668	2,325,272

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	19

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-72, Class A3, 1.52%, 1/25/36 (a)	USD	1,037	$915,572
Series 2005-76, Class 2A1, 1.73%, 2/25/36 (a)		1,240	1,117,129
Series 2006-15CB, Class A1, 6.50%, 6/25/36		550	434,182
Series 2006-23CB, Class 2A5, 1.62%, 8/25/36 (a)		8,061	3,102,483
Series 2006-OA14, Class 1A1, 2.46%, 11/25/46 (a)		5,218	4,883,401
Series 2006-OA16, Class A4C, 1.56%, 10/25/46 (a)		4,747	2,393,837
Series 2006-OA21, Class A1, 1.40%, 3/20/47 (a)		13,288	11,142,549
Series 2006-OA6, Class 1A2, 1.43%, 7/25/46 (a)		4,782	4,504,239
Series 2006-OA8, Class 1A1, 1.41%, 7/25/46 (a)		743	655,911
Series 2006-OC7, Class 2A3, 1.27%, 7/25/46 (a)		2,636	1,957,679
Series 2007-OA2, Class 1A1, 1.57%, 3/25/47 (a)		9,090	7,009,056
Series 2007-OA3, Class 1A1, 1.36%, 4/25/47 (a)		1,549	1,378,060
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 1.76%, 2/25/35 (a)		467	443,339
Series 2006-OA4, Class A1, 1.69%, 4/25/46 (a)		1,690	875,165
Credit Suisse Commercial Mortgage Trust:
Series 2014-4R, Class 16A3, 1.19%, 2/27/36 (a)(b)(d)		830	740,542
Series 2014-9R, Class 9A1, 1.11%, 8/27/36 (a)(b)(d)		1,948	1,527,434
Credit Suisse Mortgage Capital Certificates:
Series 2010-20R, Class 9A1, 3.39%, 1/27/36 (a)(b)		2,560	2,563,914
Series 2011-5R, Class 3A1, 3.33%, 9/27/47 (a)(b)		2,045	1,997,081
Series 2013-5R, Class 1A6, 1.24%, 2/27/36 (a)(b)		1,755	1,574,697
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		2,696	2,700,562
Series 2015-6R, Class 5A1, 1.17%, 3/27/36 (a)(b)		1,151	1,095,277
Series 2015-6R, Class 5A2, 1.17%, 3/27/36 (a)(b)(d)		2,721	1,465,233
Deephaven Residential Mortgage Trust, Series 2016-1A, Class A1, 4.00%, 7/25/46 (b)(d)		3,119	3,163,507
Deutsche Alt-A Securities Mortgage Loan Trust:
Series 2007-OA4, Class 1A1B, 1.35%, 8/25/47 (a)		892	814,444
Series 2007-RMP1, Class A2, 1.17%, 12/25/36 (a)		3,657	3,167,555
Deutsche Alt-A Securities, Inc., Series 2007-RS1, Class A2, 1.72%, 1/27/37 (a)(b)		488	946,871
Deutsche Alt-B Securities Mortgage Loan Trust:
Series 2006-AB3, Class A3, 6.51%, 7/25/36 (a)		810	678,140
Series 2006-AB3, Class A8, 6.36%, 7/25/36 (a)		517	432,454
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.73%, 3/25/36 (a)		1,193	1,050,224
GSMPS Mortgage Loan Trust:
Series 2005-RP1, Class 1AF, 1.57%, 1/25/35 (a)(b)		1,920	1,685,376

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2005-RP2, Class 1AF, 1.57%, 3/25/35 (a)(b)	USD	2,407	$2,125,573
Series 2006-RP1, Class 1AF1, 1.37%, 1/25/36 (a)(b)		1,821	1,553,023
HomeBanc Mortgage Trust, Series 2005-4, Class A1, 1.49%, 10/25/35 (a)		5,380	5,232,868
Impac CMB Trust, Series 2005-7, Class A1, 1.74%, 11/25/35 (a)		4,504	3,680,219
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.82%, 11/25/34 (a)		287	284,344
JPMorgan Alternative Loan Trust:
Series 2007-A1, Class 1A4, 1.43%, 3/25/37 (a)		2,306	1,743,783
Series 2007-A2, Class 2A1, 3.41%, 5/25/37 (a)		574	489,599
JPMorgan Mortgage Trust, Series 2017-2, Class A6, 3.00%, 5/25/47 (a)(b)(d)		9,796	9,884,000
JPMorgan Resecuritization Trust, Series 2015-3, Class 1A7, 1.11%, 6/26/37 (a)(b)(d)		1,775	1,662,103
Lehman XS Trust, Series 2007-20N, Class A1, 2.37%, 12/25/37 (a)		1,566	1,493,499
LSTAR Securities Investment Ltd.:
Series 2016-3, Class A, 3.05%, 9/01/21 (a)(b)		10,385	10,303,193
Series 2017-2, Class A1, 3.05%, 2/01/22 (a)(b)(d)		11,606	11,613,420
Series 2017-3, Class A1, 3.05%, 4/01/19 (a)(b)(d)		13,037	12,956,765
LSTAR Securities Investment Trust, Series 2016-5, Class A1, 3.05%, 11/01/21 (a)(b)(d)		8,127	8,175,037
MASTR Resecuritization Trust, Series 2008-3, Class A1, 1.43%, 8/25/37 (a)(b)(d)		1,952	1,357,305
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1, 3.75%, 5/25/36 (a)		3,083	2,865,157
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.41%, 6/26/47 (a)(b)(d)		1,040	968,717
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.33%, 4/16/36 (a)(b)		10,656	9,041,915
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A4, 6.63%, 5/25/36 (c)		684	321,426
Nomura Resecuritization Trust, Series 2014-3R, Class 3A9, 1.51%, 11/26/35 (a)(b)		1,700	1,543,186
Paragon Mortgages No. 13 PLC, Series 13X, Class A2C, 1.34%, 1/15/39 (a)		393	375,745
RALI Trust:
Series 2006-QO6, Class A2, 1.45%, 6/25/46 (a)		1,587	708,527
Series 2007-QH1, Class A1, 1.38%, 2/25/37 (a)		1,359	1,148,239
Series 2007-QH6, Class A1, 1.41%, 7/25/37 (a)		2,026	1,827,540
Series 2007-QH9, Class A1, 2.09%, 11/25/37 (a)		1,281	1,052,666
RBSSP Resecuritization Trust, Series 2013-2, Class 1A2, 1.22%, 12/26/36 (a)(b)		1,096	1,035,462
Reperforming Loan REMIC Trust:
Series 2005-R2, Class 1AF1, 1.56%, 6/25/35 (a)(b)		819	754,580
Series 2005-R3, Class AF, 1.62%, 9/25/35 (a)(b)		263	230,825
Structured Asset Mortgage Investments II Trust:
Series 2006-AR4, Class 3A1, 1.21%, 6/25/36 (a)		3,950	3,531,195

20	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2006-AR5, Class 2A1, 1.43%, 5/25/46 (a)	USD	832	$647,572
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-RF4, Class 2A1, 6.00%, 10/25/36 (b)		1,654	1,437,689
Thornburg Mortgage Securities Trust, Series 2007-3, Class 4A1, 2.97%, 6/25/47 (a)		1,392	1,235,822
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR15, Class 2A, 2.08%, 11/25/46 (a)		861	816,669
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-4, Class 3A1, 6.50%, 5/25/36 (c)		2,171	1,817,500
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class CRB1, 3.28%, 10/25/35 (a)		1,154	915,400

			217,985,564
Commercial Mortgage-Backed Securities — 4.0%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 6/05/37 (a)(b)		17,140	16,077,786
Americold LLC, Series 2010-ARTA, Class C, 6.81%, 1/14/29 (b)		700	783,181
AOA Mortgage Trust, Series 2015-1177, Class C, 3.11%, 12/13/21 (a)(b)		1,340	1,342,678
Aventura Mall Trust:
Series 2013-AVM, Class D, 3.87%, 12/05/32 (a)(b)		300	307,917
Series 2013-AVM, Class E, 3.87%, 12/05/32 (a)(b)		4,270	4,364,619
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (a)		256	255,237
Series 2007-3, Class AJ, 5.87%, 6/10/49 (a)		139	139,742
Series 2007-5, Class AM, 5.77%, 2/10/51 (a)		2,030	2,052,546
Series 2008-1, Class A4, 6.47%, 2/10/51 (a)		258	260,598
Banc of America Merrill Lynch Commercial Mortgage Securities Trust:
Series 2013-DSNY, Class A, 2.04%, 9/15/26 (a)(b)		1,204	1,206,852
Series 2013-DSNY, Class E, 3.59%, 9/15/26 (a)(b)		100	99,985
Series 2013-DSNY, Class F, 4.49%, 9/15/26 (a)(b)		2,303	2,298,039
Series 2015-200P, Class F, 3.72%, 4/14/33 (a)(b)		2,231	2,093,975
Series 2016-ISQ, Class E, 3.73%, 8/14/34 (a)(b)(d)		6,140	5,618,100
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 4.36%, 2/15/28 (a)(b)		1,410	1,412,152
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (b)		2,730	2,796,411
Bayview Commercial Asset Trust:
Series 2005-2A, Class A1, 1.53%, 8/25/35 (a)(b)		1,885	1,729,473
Series 2005-4A, Class A1, 1.52%, 1/25/36 (a)(b)		472	434,832
Series 2005-4A, Class A2, 1.61%, 1/25/36 (a)(b)		133	123,207
Series 2005-4A, Class M1, 1.67%, 1/25/36 (a)(b)		354	328,633
Series 2006-1A, Class A2, 1.58%, 4/25/36 (a)(b)		508	463,249

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2006-3A, Class A2, 1.52%, 10/25/36 (a)(b)	USD	623	$563,818
Series 2007-2A, Class A1, 1.29%, 7/25/37 (a)(b)		1,658	1,555,710
Series 2007-4A, Class A1, 1.67%, 9/25/37 (a)(b)		7,602	6,661,237
Series 2007-5A, Class A3, 2.22%, 10/25/37 (a)(b)		523	505,709
Series 2007-6A, Class A4A, 2.72%, 12/25/37 (a)(b)		1,980	1,331,959
Series 2008-4, Class A3, 3.97%, 7/25/38 (a)(b)		566	589,697
BB-UBS Trust, Series 2012-SHOW, Class E, 4.16%, 11/05/36 (a)(b)		790	773,151
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW17, Class AMFL, 1.68%, 6/11/50 (a)(b)		775	775,094
Series 2007-PW18, Class A1A, 5.60%, 6/11/50		148	148,802
Series 2007-PW18, Class AM, 6.08%, 6/11/50 (a)		2,720	2,750,754
Series 2007-PW18, Class AMA, 6.09%, 6/11/50 (a)		4,033	4,081,929
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 2.49%, 7/05/33 (a)(b)		17,814	17,814,289
BLCP Hotel Trust, Series 2014-CLRN, Class B, 2.51%, 8/15/19		2,059	2,060,943
BWAY Mortgage Trust:
Series 2013-1515, Class D, 3.63%, 3/10/33 (b)		1,400	1,387,505
Series 2013-1515, Class F, 4.06%, 3/10/33 (a)(b)		3,720	3,619,628
BXHTL Mortgage Trust:
Series 2015-JWRZ, Class A, 2.39%, 5/15/29 (a)(b)		2,990	2,993,751
Series 2015-JWRZ, Class GL2, 4.85%, 5/15/29 (a)(b)		480	484,055
BXP Trust:
Series 2017-GM, Class A, 3.38%, 6/13/39 (b)(d)		3,050	3,141,256
Series 2017-GM, Class D, 3.42%, 6/13/39 (a)(b)(d)		9,060	8,779,321
Series 2017-GM, Class E, 3.42%, 6/13/39 (a)(b)(d)		2,070	1,948,387
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.67%, 4/10/29 (a)(b)		560	568,826
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 2.56%, 12/15/27 (a)(b)		4,274	4,278,946
CFCRE Mortgage Trust, Series 2015-RUM, Class A, 2.86%, 7/15/30 (a)(b)		1,440	1,442,787
CGBAM Commercial Mortgage Trust:
Series 2015-SMRT, Class E, 3.91%, 4/10/28 (a)(b)		770	773,550
Series 2015-SMRT, Class F, 3.91%, 4/10/28 (a)(b)		230	226,500
CGDB Commercial Mortgage Trust, Series 2017-BIO, Class D, 2.75%, 5/15/30 (a)(b)		147	147,353
CGGS Commercial Mortgage Trust, Series 2016-RNDA, Class AFX, 2.76%, 2/10/33 (b)		2,633	2,638,228
Chicago Skyscraper Trust:
Series 2017-SKY, Class D, 3.66%, 2/15/30 (a)(b)		1,580	1,599,777

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	21

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2017-SKY, Class E, 4.46%, 2/15/30 (a)(b)	USD	3,390	$3,432,436
Series 2017-SKY, Class F, 5.26%, 2/15/30 (a)(b)		420	425,257
Citigroup Commercial Mortgage Trust:
Series 2013-375P, Class D, 3.63%, 5/10/35 (a)(b)		240	239,280
Series 2013-375P, Class E, 3.63%, 5/10/35 (a)(b)		1,115	1,083,709
Series 2013-GC11, Class D, 4.60%, 4/10/46 (a)(b)		1,125	1,043,812
Series 2014-GC21, Class C, 4.78%, 5/10/47 (a)		1,207	1,236,423
Series 2015-SHP2, Class F, 6.36%, 7/15/27 (a)(b)		370	371,041
Series 2015-SSHP, Class A, 2.31%, 9/15/27 (a)(b)		4,370	4,371,303
Series 2016-C1, Class C, 5.12%, 5/10/49 (a)		1,290	1,306,842
Series 2016-GC37, Class C, 5.09%, 4/10/49 (a)		640	658,148
Series 2016-GC37, Class D, 2.79%, 4/10/49 (b)		3,050	2,132,448
Series 2016-P3, Class C, 5.00%, 4/15/49 (a)		120	126,553
Series 2016-SMPL, Class D, 3.52%, 9/10/31 (b)		320	318,975
Series 2016-SMPL, Class E, 4.51%, 9/10/31 (b)		620	621,045
Series 2017-P7, Class A4, 3.71%, 4/14/50		2,530	2,641,009
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2007-CD5, Class AMA, 6.51%, 11/15/44 (a)		4,308	4,344,023
Series 2017-CD3, Class A4, 3.63%, 2/10/50		850	884,835
Citigroup/Deutsche Bank Mortgage Trust, Series 2006-CD3, Class AM, 5.65%, 10/15/48		5,435	5,537,462
CLNS Trust, Series 2017-IKPR, Class E, 4.50%, 6/11/32 (a)(b)		3,560	3,573,296
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 6.06%, 5/15/46 (a)		209	210,636
Commercial Mortgage Pass-Through Certificates:
Series 2005-C6, Class F, 5.83%, 6/10/44 (a)(b)		470	487,100
Series 2007-C9, Class AJFL, 1.68%, 12/10/49 (a)(b)		2,892	2,890,154
Series 2007-GG11, Class AM, 5.87%, 12/10/49 (a)		600	601,615
Series 2013-GAM, Class A2, 3.37%, 2/10/28 (b)		1,656	1,691,988
Series 2013-WWP, Class D, 3.90%, 3/10/31 (b)		2,090	2,107,809
Series 2014-CR14, Class A4, 4.24%, 2/10/47 (a)		855	918,718
Series 2014-CR16, Class A4, 4.05%, 4/10/47		4,806	5,119,602
Series 2014-CR17, Class A5, 3.98%, 5/10/47		7,062	7,493,475
Series 2014-CR18, Class A4, 3.55%, 5/15/24		390	402,940
Series 2014-CR18, Class C, 4.89%, 7/15/47 (a)		2,974	3,079,656
Series 2014-CR19, Class A5, 3.80%, 8/10/24		1,391	1,460,283

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-CR21, Class C, 4.56%, 12/10/24 (a)	USD	1,010	$1,006,534
Series 2014-FL4, Class D, 2.60%, 7/13/31 (a)(b)		660	652,193
Series 2014-LC15, Class A4, 4.01%, 4/10/47		1,020	1,083,400
Series 2014-PAT, Class A, 1.79%, 8/13/27 (a)(b)		2,788	2,788,875
Series 2014-PAT, Class E, 4.14%, 8/13/27 (a)(b)		540	542,194
Series 2014-TWC, Class A, 1.98%, 2/13/17 (a)(b)		1,715	1,718,206
Series 2014-TWC, Class B, 2.83%, 2/13/32 (a)(b)		3,190	3,200,932
Series 2015-CR23, Class CMD, 3.81%, 5/10/48 (a)(b)		2,890	2,828,075
Series 2015-CR25, Class C, 4.70%, 8/10/48 (a)		1,740	1,753,171
Series 2015-CR25, Class D, 3.95%, 8/10/48 (a)		790	628,921
Series 2015-LC19, Class D, 2.87%, 2/10/48 (b)		2,280	1,836,182
Series 2015-LC21, Class C, 4.46%, 7/10/48 (a)		1,600	1,526,748
Series 2016-667M, Class D, 3.28%, 10/10/36 (a)(b)		630	570,084
Core Industrial Trust:
Series 2015-CALW, Class G, 3.98%, 2/10/34 (a)(b)		1,971	1,922,036
Series 2015-TEXW, Class A, 3.08%, 2/10/34 (b)		2,970	3,046,990
Series 2015-TEXW, Class D, 3.98%, 2/10/34 (a)(b)		1,330	1,350,651
Series 2015-TEXW, Class E, 3.98%, 2/10/34 (a)(b)		250	247,532
Series 2015-TEXW, Class F, 3.98%, 2/10/34 (a)(b)		5,869	5,652,359
Cosmopolitan Hotel Trust, Series 2016-CSMO, Class A, 2.56%, 11/15/33 (a)(b)		4,990	5,027,492
Countrywide Commercial Mortgage Trust, Series 2007-MF1, Class A, 6.48%, 11/12/43 (a)(b)		343	343,511
Credit Suisse Commercial Mortgage Trust:
Series 2007-C4, Class A1AM, 6.25%, 9/15/39 (a)		156	155,518
Series 2008-C1, Class A3, 6.52%, 2/15/41 (a)		1,412	1,414,474
Series 2014-TIKI, Class E, 4.31%, 9/15/38 (a)(b)		730	726,358
Series 2015-DEAL, Class A, 2.48%, 4/15/29 (a)(b)		5,251	5,267,735
Credit Suisse Mortgage Capital Certificates:
Series 17-1, Class A, 4.50%, 3/25/21 (b)		23,766	23,782,187
Series 17-1, Class CERT, 8.75%, 3/25/21 (b)(d)		13,452	9,719,128
Series 2010-RR1, Class 2A, 5.70%, 9/15/40 (a)(b)		102	101,607
Series 2014-TIKI, Class D, 3.41%, 9/15/38 (a)(b)		560	556,508
Series 2015-DEAL, Class D, 4.26%, 4/15/29 (a)(b)		1,205	1,211,008
Series 2015-GLPB, Class A, 3.64%, 11/15/34 (b)		2,730	2,865,399
Series 2016-MFF, Class A, 2.76%, 11/15/33 (a)(b)		690	692,151
Series 2017-CHOP, Class E, 4.30%, 7/15/32 (a)(b)(d)		2,133	2,133,000
CSAIL Commercial Mortgage Trust, Series 2017-C8, Class A4, 3.39%, 6/15/50 (d)		1,320	1,346,873

22	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Deutsche Bank JPMorgan Mortgage Trust, Series 2016-C3, Class D, 3.64%, 9/10/49 (a)(b)	USD	3,608	$2,901,548
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 9/10/35 (a)(b)		1,190	1,234,985
FREMF Mortgage Trust:
Series 2017-K64, Class B, 4.12%, 3/25/27 (a)(b)		2,346	2,360,975
Series 2017-K725, Class B, 3.88%, 2/25/24 (a)(b)		4,620	4,618,456
GAHR Commercial Mortgage Trust:
Series 2015-NRF, Class AFL1, 2.29%, 12/15/34 (a)(b)		610	610,999
Series 2015-NRF, Class EFX, 3.49%, 12/15/34 (a)(b)		2,571	2,563,381
Series 2015-NRF, Class FFX, 3.49%, 12/15/34 (a)(b)		4,750	4,697,609
Series 2015-NRF, Class GFX, 3.49%, 12/15/34 (a)(b)		4,082	3,926,562
GS Mortgage Securities Trust:
Series 2010-C1, Class A1, 3.68%, 8/10/43 (b)		555	566,832
Series 2014-GC20, Class B, 4.53%, 4/10/47 (a)		140	144,320
Series 2014-GC22, Class D, 4.80%, 6/10/47 (a)(b)		240	203,239
Series 2014-GC24, Class A5, 3.93%, 9/10/47		882	933,815
Series 2015-GC32, Class C, 4.56%, 7/10/25 (a)		1,370	1,359,341
Series 2015-GC32, Class D, 3.35%, 7/10/48		1,240	982,553
Series 2016-RENT, Class C, 4.20%, 2/10/29 (a)(b)		1,850	1,917,379
HMH Trust, Series 2017-NSS, Class A, 3.06%, 6/05/22 (b)(d)		3,390	3,424,165
Hudson Yards Mortgage Trust,
Series 2016-10HY, Class A, 2.84%, 8/10/38 (b)		760	741,578
Impac CMB Trust:
Series 2004-11, Class 1A2, 1.74%, 3/25/35 (a)		2,299	2,006,482
Series 2005-6, Class 1A1, 1.72%, 10/25/35 (a)		1,590	1,373,456
IMT Trust:
Series 2017-APTS, Class AFX, 3.48%, 6/15/34 (a)(b)		1,540	1,586,112
Series 2017-APTS, Class DFX, 3.61%, 6/15/34 (a)(b)		1,600	1,560,640
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C26, Class A4, 3.49%, 1/15/48		1,247	1,284,059
Series 2015-C28, Class B, 3.99%, 3/15/25 (a)		3,000	2,936,510
Series 2015-C33, Class D1, 4.27%, 12/15/48 (a)(b)		1,873	1,768,842
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class D, 4.80%, 3/15/50 (a)(b)		1,650	1,605,229
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2007-CB20, Class AM, 6.24%, 2/12/51 (a)		857	861,880
Series 2008-C2, Class A4FL, 2.62%, 2/12/51 (a)		1,967	1,882,413
Series 2014-C21, Class A5, 3.77%, 6/15/24		1,420	1,492,607

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2014-C22, Class A4, 3.80%, 9/15/47	USD	563	$589,216
Series 2014-C22, Class D, 4.71%, 9/15/47 (a)(b)		800	663,455
Series 2014-CBM, Class E, 5.01%, 10/15/29 (a)(b)		670	672,085
Series 2014-DSTY, Class A, 3.43%, 6/10/27 (b)		885	899,730
Series 2014-DSTY, Class D, 3.93%, 6/10/27 (a)(b)		1,780	1,696,652
Series 2014-FL6, Class A, 2.56%, 11/15/31 (a)(b)		579	579,939
Series 2015-JP1, Class C, 4.90%, 1/15/49 (a)		4,710	4,933,464
Series 2015-SGP, Class A, 2.86%, 7/15/36 (a)(b)		6,206	6,242,737
Series 2015-UES, Class C, 3.74%, 9/05/32 (a)(b)		3,431	3,513,634
Series 2015-UES, Class E, 3.74%, 9/05/32 (a)(b)		3,880	3,854,195
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (b)		1,470	1,488,921
Series 2016-NINE, Class A, 2.85%, 10/06/38 (a)(b)		4,650	4,559,486
Series 2016-WPT, Class A, 2.61%, 10/15/33 (a)(b)		2,200	2,208,242
JPMorgan Commercial Mortgage-Backed Securities Trust, Series 2009-RR1, Class A4B, 5.83%, 3/18/51 (a)(b)		57	56,558
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A1A, 5.68%, 9/15/45 (a)		335	338,381
Lehman Brothers Small Balance Commercial Mortgage Trust:
Series 2006-2A, Class M2, 1.61%, 9/25/36 (a)(b)		670	591,848
Series 2007-1A, Class 1A, 1.47%, 3/25/37 (a)(b)		2,131	1,978,047
Lone Star Portfolio Trust:
Series 2015-LSP, Class A1A2, 2.96%, 9/15/28 (a)(b)		681	683,549
Series 2015-LSP, Class D, 5.16%, 9/15/28 (a)(b)		691	703,123
Series 2015-LSP, Class E, 6.76%, 9/15/28 (a)(b)		1,007	1,026,179
Merrill Lynch Mortgage Investors Trust, Series 1998-C3, Class G, 6.00%, 12/15/30 (b)		1,922	1,912,530
Merrill Lynch Mortgage Trust:
Series 2005-MKB2, Class F, 6.53%, 9/12/42 (a)(b)		1,350	1,465,943
Series 2008-C1, Class AJ, 6.54%, 2/12/51 (a)		720	726,475
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, 5.86%, 9/12/49 (a)		1,890	1,904,399
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 6/15/47		2,530	2,676,293
Series 2015-C23, Class D, 4.27%, 7/15/50 (a)(b)		970	824,779
Series 2015-C24, Class A4, 3.73%, 5/15/48		840	879,245
Series 2015-C25, Class C, 4.68%, 10/15/48 (a)		1,990	2,052,311
Series 2015-C25, Class D, 3.07%, 10/15/48		1,269	1,017,402

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	23

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-C26, Class A5, 3.53%, 10/15/48	USD	810	$836,325
Series 2015-C26, Class D, 3.06%, 10/15/48 (b)		1,935	1,517,465
Series 2017-C33, Class C, 4.56%, 5/15/50 (a)		840	870,795
Morgan Stanley Capital I Trust:
Series 2007-IQ16, Class A4, 5.81%, 12/12/49		1,657	1,661,457
Series 2008-T29, Class A4, 6.50%, 1/11/43 (a)		1,176	1,193,083
Series 2014-CPT, Class G, 3.56%, 7/13/29 (a)(b)		1,290	1,264,864
Series 2015-MS1, Class C, 4.16%, 5/15/48 (a)		560	533,838
Series 2015-XLF2, Class AFSB, 3.88%, 8/15/26 (a)(b)		600	600,000
Series 2017-H1, Class A5, 3.53%, 6/15/50		1,090	1,121,980
Series 2017-H1, Class C, 4.28%, 6/15/50 (a)(d)		950	959,443
Series 2017-H1, Class D, 2.55%, 6/15/50 (b)		4,190	3,179,372
Series 2017-PRME, Class D, 4.56%, 2/15/34 (a)(b)		700	701,565
Morgan Stanley Re-REMIC Trust, Series 2012-XA, Class A, 2.00%, 7/27/49 (b)		158	158,466
Olympic Tower Mortgage Trust:
Series 2017-OT, Class D, 4.08%, 5/10/27 (a)(b)		3,010	3,011,137
Series 2017-OT, Class E, 4.08%, 5/10/39 (a)(b)		5,660	5,401,854
RAIT Trust:
Series 2017-FL7, Class A, 2.10%, 6/15/37 (a)(b)		3,530	3,530,000
Series 2017-FL7, Class C, 3.65%, 6/15/37 (a)(b)		550	550,000
Resource Capital Corp. Ltd.:
Series 2014-CRE2, Class A, 2.05%, 4/15/32 (a)(b)		297	296,911
Series 2017-CRE5, Class A, 1.89%, 7/15/34 (a)(b)		3,120	3,120,000
Series 2017-CRE5, Class B, 3.09%, 7/15/34 (a)(b)(d)		990	990,000
STRIPs Ltd., Series 2012-1A, Class B, 0.50%, 12/25/44 (b)(d)		2,053	2,014,466
Velocity Commercial Capital Loan Trust:
Series 2015-1, Class AFL, 3.65%, 6/25/45 (a)(b)(d)		1,880	1,889,083
Series 2016-2, Class AFL, 3.02%, 10/25/46 (a)		1,396	1,412,580
Series 2016-2, Class M1, 3.66%, 10/25/46 (a)		360	364,950
Series 2016-2, Class M2, 4.46%, 10/25/46 (a)		200	206,625
Series 2016-2, Class M3, 5.50%, 10/25/46 (a)(d)		340	346,178
Series 2016-2, Class M4, 7.23%, 10/25/46 (a)(d)		370	385,559
VNDO Trust, Series 2016-350P, Class E, 4.03%, 1/10/35 (a)(b)		2,300	2,159,585
Wachovia Bank Commercial Mortgage Trust:
Series 2006-C28, Class AJ, 5.63%, 10/15/48 (a)		207	207,595
Series 2007-C32, Class AMFL, 1.39%, 6/15/49 (a)(b)		765	765,255
Series 2007-C32, Class AMFX, 5.70%, 6/15/49 (b)		1,401	1,400,977

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Waldorf Astoria Boca Raton Trust, Series 2016-BOCA, Class A, 2.51%, 6/15/29 (a)(b)	USD	3,870	$3,881,989
WaMu Mortgage Pass-Through Certificates Trust, Series 2006-AR13, Class 2A, 2.15%, 10/25/46 (a)		6,180	5,836,578
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.91%, 1/15/27 (a)(b)		8,224	8,108,358
Series 2015-C27, Class C, 3.89%, 2/15/48		1,402	1,300,750
Series 2015-C31, Class A4, 3.70%, 11/15/48		130	135,478
Series 2015-C31, Class D, 3.85%, 11/15/48		720	547,633
Series 2015-NXS2, Class A5, 3.77%, 6/15/25 (a)		3,050	3,195,440
Series 2015-NXS4, Class D, 3.75%, 12/15/48 (a)		320	283,896
Series 2017-C38, Class A5, 3.45%, 7/15/50		1,261	1,298,727
WF-RBS Commercial Mortgage Trust:
Series 2014-C21, Class A5, 3.68%, 7/15/24		1,515	1,579,582
Series 2014-C21, Class C, 4.23%, 8/15/47 (a)		190	185,872

			437,632,575
Interest Only Commercial Mortgage-Backed Securities — 0.3%
245 Park Avenue Trust, Series 2017-245P, Class XA, 0.27%, 6/05/37 (a)(b)(d)		13,000	217,100
Banc of America Commercial Mortgage Trust:
Series 2015-UBS7, Class XA, 1.06%, 9/15/48 (a)		1,191	66,617
Series 2017-BNK3, Class XB, 0.78%, 2/15/50 (a)		23,000	1,207,960
Series 2017-BNK3, Class XD, 1.44%, 2/15/50 (a)(b)		5,000	468,900
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 1.12%, 8/10/35 (a)(b)		17,710	1,267,150
CFCRE Commercial Mortgage Trust:
Series 2016-C3, Class XD, 1.86%, 1/10/48 (a)(b)		5,497	629,187
Series 2016-C4, Class XA, 1.92%, 5/10/58 (a)		6,266	711,455
Series 2016-C4, Class XB, 0.89%, 5/10/58 (a)		5,810	320,073
Citigroup Commercial Mortgage Trust:
Series 2014-GC25, Class XE, 1.38%, 10/10/47 (a)(b)		2,760	191,718
Series 2016-P3, Class XA, 1.87%, 4/15/49 (a)		8,625	932,233
Citigroup/Deutsche Bank Mortgage Trust, Series 2017-CD3, Class XA, 1.20%, 2/10/50 (a)		11,861	920,217
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR6, Class XA, 1.59%, 3/10/46 (a)		28,589	970,948
Series 2015-3BP, Class XA, 0.17%, 2/10/35 (a)(b)		150,000	1,027,500
Series 2015-CR23, Class XA, 1.13%, 5/10/48 (a)		29,284	1,507,154
Series 2015-CR25, Class XA, 1.11%, 8/10/48 (a)		23,763	1,388,761
Series 2016-DC2, Class XA, 1.22%, 2/10/49 (a)		11,100	745,794
Core Industrial Trust:
Series 2015-TEXW, Class XA, 0.90%, 2/10/34 (a)(b)		12,909	409,643

24	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2015-WEST, Class XA, 1.08%, 2/10/37 (a)(b)	USD	9,900	$594,671
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.20%, 11/15/48 (a)		7,096	424,536
Deutsche Bank JPMorgan Mortgage Trust, Series 2017-C6, Class XD, 1.00%, 6/10/50 (a)(b)(d)		5,780	442,531
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		94,128	350,044
GS Mortgage Securities Trust:
Series 2016-GS3, Class XA, 1.40%, 10/10/49 (a)		4,942	426,851
Series 2017-GS5, Class XA, 0.97%, 3/10/50 (a)		7,696	506,324
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class XA, 0.98%, 9/15/47 (a)		59,459	1,980,116
Series 2015-C29, Class XA, 1.08%, 5/15/48 (a)		3,044	112,890
Series 2016-C1, Class XA, 1.55%, 3/15/49 (a)		18,065	1,504,048
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49 (a)(b)(d)		4,940	250,458
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2013-LC11, Class XB, 0.75%, 4/15/46 (a)		4,570	130,206
Series 2014-C22, Class XA, 1.09%, 9/15/47 (a)		4,045	203,774
Series 2015-C27, Class XA, 1.50%, 2/15/48 (a)		37,460	2,505,712
Series 2016-JP3, Class XC, 0.75%, 8/15/49 (a)(b)		13,040	573,238
Series 2016-JP4, Class XA, 0.96%, 12/15/49 (a)		2,990	143,827
LSTAR Commercial Mortgage Trust, Series 2017-5, Class X, 1.39%, 3/10/50 (a)(b)		3,997	225,526
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C19, Class XF, 1.34%, 12/15/47 (a)(b)(d)		4,370	277,338
Series 2015-C22, Class XA, 1.30%, 4/15/48 (a)		3,057	190,827
Series 2015-C26, Class XA, 1.26%, 10/15/48 (a)		12,139	823,536
Series 2015-C26, Class XD, 1.50%, 10/15/48 (a)(b)		4,490	427,268
Series 2016-C28, Class XA, 1.44%, 1/15/49 (a)		4,084	328,964
Series 2016-C29, Class XA, 1.81%, 5/15/49 (a)		7,830	825,644
Series 2016-C29, Class XB, 1.12%, 5/15/49 (a)		9,126	685,322
Series 2016-C31, Class XA, 1.61%, 11/15/49 (a)		2,654	254,216
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.70%, 3/15/49 (a)(b)		13,984	1,479,228
Series 2017-H1, Class XD, 2.20%, 6/15/50 (a)(b)		3,293	529,778
Olympic Tower Mortgage Trust, Series 2017-OT, Class XA, 0.51%, 5/10/39 (a)(b)(d)		36,697	1,272,927
One Market Plaza Trust:
Series 2017-1MKT, Class XCP, 0.22%, 2/10/32 (a)(b)		53,230	335,349

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2017-1MKT, Class XNCP, 0.00%, 2/10/32 (a)(b)	USD	10,646	$—
UBS Commercial Mortgage Trust, Series 2017-C1, Class XA, 1.62%, 6/15/50 (a)		8,672	1,011,959
WaMu Commercial Mortgage Securities Trust, Series 2005-C1A, Class X, 1.14%, 5/25/36 (a)(b)		84	428
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.12%, 2/15/48 (a)		17,078	942,417
Series 2015-C30, Class XA, 1.15%, 9/15/58 (a)		3,516	214,056
Series 2015-NXS1, Class XB, 0.49%, 5/15/48 (a)		3,210	105,988
Series 2015-NXS4, Class XA, 1.09%, 12/15/48 (a)		3,228	189,031
Series 2016-BNK1, Class XB, 1.48%, 8/15/49 (a)		6,800	692,512
Series 2016-BNK1, Class XD, 1.41%, 8/15/49 (a)(b)		3,420	303,970
Series 2016-C33, 1.97%, 3/15/59 (a)		16,224	1,759,778
Series 2016-LC25, Class XA, 1.24%, 12/15/59 (a)		12,345	839,045
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class XA, 1.31%, 5/15/47 (a)		4,954	257,461

			37,104,204
Total Non-Agency Mortgage-Backed Securities — 6.3%			692,722,343

Preferred Securities
Capital Trusts		Par (000)	Value
Airlines — 0.0%
Korean Air Lines Co. Ltd., 6.88%, 6/12/47 (a)		400	409,992
Banks — 0.3%
Banco Bilbao Vizcaya Argentaria SA:
5.88% (a)(o)	EUR	400	456,290
8.88% (a)(o)		200	261,549
Banco Santander SA, 6.75% (a)(o)		3,100	3,801,797
Bank of East Asia Ltd.:
5.50% (a)(o)		688	692,356
5.63% (a)(o)	USD	995	1,000,225
Erste Group Bank AG, 6.50% (a)(o)	EUR	1,000	1,234,941
HSBC Holdings PLC, 6.00% (a)(o)	USD	10,345	10,696,730
HSH Nordbank AG, 7.25% (a)(o)		5,535	1,425,263
Industrial & Commercial Bank of China Asia Ltd., 4.25% (a)(o)		850	846,342
Intesa Sanpaolo SpA, 7.00% (a)(o)	EUR	549	659,961
Macquarie Bank Ltd.:
6.13% (a)(b)(o)	USD	5,504	5,627,840
6.13% (a)(o)		475	485,688
Nanyang Commercial Bank Ltd., 5.00% (a)(o)		1,500	1,488,785
National Westminster Bank PLC, 1.50% (a)(o)		1,900	1,561,800
UniCredit SpA, 9.25% (a)(o)	EUR	350	448,723
Woori Bank:
4.50% (a)(o)		630	624,540
5.25% (a)(o)	USD	1,975	2,002,156

			33,314,986
Capital Markets — 0.1%
Bank of New York Mellon Corp., 4.63% (a)(o)		6,967	7,026,916

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	25

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Capital Trusts		Par (000)	Value
Capital Markets (continued)
Lehman Brothers Holdings Capital Trust VII, 5.86% (d)(f)(j)(o)	USD	1,888	$—
State Street Corp., 2.25%, 6/15/37 (a)		1,048	964,815

			7,991,731
Construction & Engineering — 0.0%
Chalieco Hong Kong Corp. Ltd., 5.70% (a)(o)		200	206,211
Diversified Financial Services — 0.0%
Far East Horizon Ltd., 4.35% (a)(o)		265	266,656
HBOS Capital Funding LP, 6.85% (o)		446	455,054
Huarong Finance 2017 Co. Ltd., 4.50% (a)(o)		399	407,584
RZB Finance Jersey IV Ltd., 1.62% (a)(o)	EUR	150	166,217

			1,295,511
Diversified Telecommunication Services — 0.0%
Orange SA, 5.25% (a)(o)		1,090	1,419,238
Electric Utilities — 0.0%
Gas Natural Fenosa Finance BV, 3.38% (a)(o)		900	1,048,414
Insurance — 0.0%
Credit Agricole SA, 6.50% (a)(o)		800	998,972
Ethias SA, 5.00%, 1/14/26		500	608,486

			1,607,458
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (b)(o)	USD	3,770	4,006,982
Multi-Utilities — 0.1%
Dominion Energy, Inc., 2.58%, 7/01/20		6,650	6,684,354
Oil, Gas & Consumable Fuels — 0.0%
Yancoal International Resources Development Co. Ltd., 5.75%, 10/13/25 (a)		520	525,850
Transportation Infrastructure — 0.0%
Royal Capital BV, 4.88% (a)(o)		219	217,816
Wireless Telecommunication Services — 0.1%
Telefonica Europe BV:
3.75% (a)(o)	EUR	500	595,347
5.88% (a)(o)		1,400	1,833,611

			2,428,958
Total Capital Trusts — 0.6%			61,157,501

Preferred Stocks		Shares	Value
Diversified Financial Services — 0.0%
Concrete Investment II SCA, 0.00%, 8/27/44 (d)(f)		12,471	320,485
Electrical Equipment — 0.0%
NEXANS SA, 2.50% (k)	1,115,600		994,119
Total Preferred Stocks — 0.0%			1,314,604

Trust Preferreds		Shares	Value
Banks — 0.1%
Citigroup Capital XIII, 7.54%, 10/30/40 (a)		349,440	9,078,451
Total Preferred Securities — 0.7%			71,550,556

Taxable Municipal Bonds		Par (000)	Value
American Municipal Power, Inc. RB, 6.45%, 2/15/44	USD	895	1,169,989
Arizona Health Facilities Authority RB, 1.58%, 1/01/37 (a)		1,355	1,191,424

Taxable Municipal Bonds		Par (000)	Value
Bay Area Toll Authority RB:
6.92%, 4/01/40	USD	3,145	$4,415,957
7.04%, 4/01/50		5,965	9,127,345
Board of Water Commissioners City & County of Denver RB, 5.00%, 9/15/47		3,805	4,513,910
Brooklyn Arena Local Development Corp. RB, 5.00%, 7/15/42		2,465	2,760,578
Buckeye Tobacco Settlement Financing Authority RB, 5.88%, 6/01/47		4,270	4,158,382
California Health Facilities Financing Authority RB, 5.00%, 8/15/33		1,190	1,399,488
California Housing Finance Agency RB, 3.66%, 2/01/29		2,345	2,354,708
California Infrastructure & Economic Development Bank RB:
5.00%, 10/01/35		820	988,543
5.00%, 10/01/36		820	986,189
California Pollution Control Financing Authority RB, 5.00%, 11/21/45 (b)		1,000	1,067,020
California Statewide Communities Development Authority RB:
5.00%, 12/01/25 (b)		1,000	1,128,760
5.00%, 12/01/26 (b)		1,000	1,143,690
Central Texas Regional Mobility Authority RB:
5.00%, 1/01/45		900	1,011,555
5.00%, 1/01/46		900	1,017,621
Chesapeake Bay Bridge & Tunnel District RB, 5.00%, 7/01/51		700	782,201
Chesapeake Bay Bridge & Tunnel District RB AGM, 5.00%, 7/01/41		880	1,011,965
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/37		1,590	1,886,296
City of Aurora, CO Water Revenue RB, 5.00%, 8/01/46		1,700	1,981,843
City of Houston, TX Airport System Revenue RB, 5.00%, 7/01/24		700	790,783
City of Houston, TX Combined Utility System Revenue RB, 5.00%, 11/15/35		1,245	1,459,352
City of Riverside, CA Electric Revenue RB, 7.61%, 10/01/40		1,325	1,954,441
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		3,260	4,165,824
Clark County School District GO:
5.00%, 6/15/23		545	644,958
5.00%, 6/15/24		680	816,068
5.00%, 6/15/27		365	438,128
5.00%, 6/15/28		705	840,015
Colorado Health Facilities Authority RB, 5.25%, 2/01/31		785	828,724
Commonwealth Financing Authority RB, 4.14%, 6/01/38		2,165	2,241,338
Commonwealth of Massachusetts GO, 5.00%, 7/01/28		835	1,054,455
Commonwealth of Puerto Rico GO, 8.00%, 7/01/35 (f)(j)		37,230	22,570,688
Connecticut State Health & Educational Facility Authority RB, 5.00%, 7/01/45		1,700	1,864,203
Contra Costa Community College District GO, 6.50%, 8/01/34		570	735,807
County of Clark Department of Aviation RB, 5.00%, 7/01/21		1,800	2,035,620
County of Clark, NV RB, 5.00%, 7/01/28		930	1,163,123
County of Guilford, NC GO:
5.00%, 5/01/25		850	1,053,822
5.00%, 5/01/27		850	1,077,826
5.00%, 5/01/28		850	1,068,306
County of Miami-Dade, FL Aviation Revenue RB:
2.50%, 10/01/24		2,490	2,411,142
5.00%, 10/01/38		1,600	1,806,128

26	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
County of Miami-Dade, FL GO:
5.00%, 7/01/34	USD	1,000	$1,171,400
5.00%, 7/01/35		960	1,122,048
County of Orange, FL Tourist Development Tax Revenue RB, 5.00%, 10/01/28 (q)		1,350	1,696,869
Dallas Area Rapid Transit RB:
5.00%, 12/01/41		1,780	2,043,102
5.00%, 12/01/46		2,410	2,750,822
Dallas/Fort Worth International Airport RB:
5.00%, 11/01/42		2,025	2,208,242
Series A, 5.00%, 11/01/43		60	64,780
5.00%, 11/01/45		3,670	3,962,389
5.00%, 11/01/45		2,650	2,885,267
District of Columbia GO:
5.00%, 6/01/34		2,800	3,338,272
5.00%, 6/01/36		3,370	3,995,337
District of Columbia RB:
5.00%, 7/15/34		775	889,762
5.59%, 12/01/34		2,675	3,307,691
5.00%, 7/15/35		775	887,879
Dutchess County Local Development Corp. RB, 5.00%, 7/01/46		2,685	3,002,528
Eastern Municipal Water District Financing Authority RB, 5.00%, 7/01/47		3,870	4,560,214
Geisinger Authority RB, 5.00%, 2/15/45		1,965	2,248,943
Golden State Tobacco Securitization Corp. RB:
5.13%, 6/01/47		4,095	4,079,275
5.75%, 6/01/47		815	820,901
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		600	620,904
Great Lakes Water Authority Water Supply System Revenue RB, 5.25%, 7/01/33		755	911,980
Health & Educational Facilities Authority of the State of Missouri RB:
5.00%, 11/15/29		840	984,220
3.65%, 8/15/57 (q)		2,895	2,860,028
Horry County School District, SC GO, 5.00%, 3/01/25		870	1,065,132
Kentucky Economic Development Finance Authority RB, 5.25%, 6/01/50		850	928,719
Lone Star College System GO, 5.00%, 8/15/42		2,630	3,074,023
Los Angeles Community College District GO, 6.60%, 8/01/42		4,740	6,830,767
Los Angeles County Metropolitan Transportation Authority RB, 5.00%, 7/01/38		910	1,082,727
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		1,065	1,569,395
Los Angeles Department of Water RB, 5.00%, 7/01/44		5,790	6,798,850
Los Angeles Unified School District, 5.75%, 7/01/34		415	524,494
Los Angeles Unified School District GO:
5.00%, 7/01/26		1,870	2,343,260
6.76%, 7/01/34		4,355	5,994,222
Maryland Health & Higher Educational Facilities Authority RB, 5.25%, 7/01/27		815	951,904
Massachusetts Clean Water Trust RB:
5.00%, 2/01/27		670	828,629
5.00%, 2/01/28		1,140	1,398,803
Massachusetts Development Finance Agency RB, 5.00%, 7/01/47		1,260	1,417,147
Massachusetts Educational Financing Authority RB, 5.00%, 1/01/22		500	557,885
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB, 5.00%, 7/01/46		1,800	2,021,742
Metropolitan Transportation Authority RB:
5.00%, 11/15/35		1,700	2,009,400
5.87%, 11/15/39		735	919,250

Taxable Municipal Bonds		Par (000)	Value
6.67%, 11/15/39	USD	350	$478,114
6.69%, 11/15/40		1,160	1,585,534
6.81%, 11/15/40		860	1,201,110
5.00%, 11/15/42		1,700	1,985,498
5.00%, 11/15/47		2,100	2,459,751
5.25%, 11/15/57		2,090	2,434,537
5.25%, 11/15/57		1,435	1,703,862
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB:
7.46%, 10/01/46		1,060	1,545,459
5.00%, 10/01/53		1,000	1,058,330
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB AGC, 0.00%, 10/01/39 (l)		800	331,008
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		1,300	1,437,449
Michigan Finance Authority RB:
5.00%, 6/01/39		840	930,964
5.00%, 11/15/41		850	952,561
Mississippi Hospital Equipment & Facilities Authority RB, 5.00%, 9/01/46		1,610	1,783,300
Municipal Electric Authority of Georgia RB:
5.00%, 1/01/20		1,630	1,761,671
6.64%, 4/01/57		1,610	1,976,420
New Caney Independent School District GO PSF, 5.00%, 2/15/47		1,870	2,183,786
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		2,329	3,498,181
New Jersey Transportation Trust Fund Authority RB, 5.00%, 6/15/29		915	982,792
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/40		930	1,069,900
New York City Transitional Finance Authority Future Tax Secured Revenue RB:
2.28%, 5/01/26		1,265	1,181,624
3.05%, 5/01/27		4,675	4,623,996
5.00%, 8/01/31		470	559,916
5.00%, 2/01/35		1,040	1,214,387
5.00%, 5/01/36		990	1,157,716
5.00%, 2/01/43		4,260	4,949,694
New York City Water & Sewer System RB:
5.75%, 6/15/41		1,330	1,758,074
6.01%, 6/15/42		665	905,644
5.38%, 6/15/43		4,410	4,975,009
5.50%, 6/15/43		5,285	5,988,116
5.88%, 6/15/44		1,195	1,616,417
5.00%, 6/15/47		2,350	2,732,416
New York Convention Center Development Corp. RB:
5.00%, 11/15/40		930	1,072,764
5.00%, 11/15/46		2,370	2,742,185
New York State Dormitory Authority RB:
5.00%, 2/15/27		870	1,079,322
5.00%, 2/15/28		870	1,069,682
5.00%, 2/15/31		780	931,172
5.00%, 3/15/32		1,395	1,651,164
5.39%, 3/15/40		1,470	1,826,284
New York State Environmental Facilities Corp.
RB, 5.00%, 6/15/46		3,100	3,656,605
New York State Urban Development Corp. RB:
2.86%, 3/15/24		5,580	5,635,688
5.00%, 3/15/25		470	574,829
5.00%, 3/15/27		810	1,007,575
New York Transportation Development Corp. RB:
5.00%, 8/01/20		2,200	2,370,478
5.00%, 7/01/46		1,690	1,833,126
5.25%, 1/01/50		2,500	2,735,850

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	27

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Northwest Independent School District GO PSF, 5.00%, 2/15/42	USD	2,285	$2,645,002
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		2,790	3,858,765
Oregon School Boards Association GO AMBAC, 4.76%, 6/30/28		4,460	4,930,708
Oxnard School District GO BAM, 5.00%, 8/01/45		1,270	1,471,638
Pennsylvania Economic Development Financing Authority RB:
5.00%, 12/31/22		1,000	1,138,190
5.00%, 12/31/38		320	356,000
Pennsylvania State University RB, 5.00%, 9/01/42		2,060	2,420,685
Port Authority of New York & New Jersey RB:
4.96%, 8/01/46		1,970	2,338,725
4.93%, 10/01/51		1,045	1,230,017
4.46%, 10/01/62		3,505	3,818,733
4.81%, 10/15/65		1,740	2,007,734
Port of Seattle, WA GO:
5.00%, 1/01/33		850	1,017,620
5.00%, 1/01/37		850	1,005,856
5.00%, 1/01/38		850	1,004,301
5.00%, 1/01/39		850	1,002,745
5.00%, 1/01/42		1,710	2,012,619
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		2,860	3,885,339
Royal Oak Hospital Finance Authority RB, 5.00%, 9/01/39		1,160	1,286,660
Salt Lake City Corp. Airport Revenue RB:
5.00%, 7/01/47		2,200	2,510,398
5.00%, 7/01/47		1,100	1,279,443
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 12/01/36		1,280	1,491,597
San Diego County Regional Transportation Commission RB, 5.00%, 4/01/48		3,570	4,154,730
San Diego Public Facilities Financing Authority Sewer Revenue RB, 5.00%, 5/15/39		1,250	1,459,388
San Francisco Bay Area Rapid Transit District GO:
5.00%, 8/01/36		1,140	1,376,846
5.00%, 8/01/47		1,940	2,312,732
San Francisco City & County Airport Comm-San Francisco International Airport RB, 5.00%, 5/01/41		1,690	1,918,285
South Carolina Public Service Authority RB:
2.39%, 12/01/23		2,692	2,540,925
5.00%, 12/01/49		1,730	1,866,238
5.00%, 12/01/50		1,730	1,886,842
State of California GO:
5.00%, 8/01/26		4,260	5,298,631
5.00%, 9/01/27		250	307,287
7.50%, 4/01/34		2,210	3,209,362
7.55%, 4/01/39		3,715	5,669,016
7.30%, 10/01/39		820	1,199,094
7.35%, 11/01/39		1,320	1,937,245
7.60%, 11/01/40		6,115	9,522,278
State of Georgia GO:
5.00%, 7/01/26		855	1,074,607
5.00%, 2/01/28 (q)		1,880	2,349,511
5.00%, 2/01/29 (q)		1,880	2,327,515
5.00%, 2/01/30 (q)		1,880	2,306,534
5.00%, 2/01/31 (q)		1,305	1,590,169
5.00%, 2/01/32 (q)		1,305	1,581,503
5.00%, 2/01/33 (q)		1,305	1,574,130
State of Illinois GO, 5.10%, 6/01/33		8,190	7,664,857
State of Kansas Department of Transportation RB, 5.00%, 9/01/35		930	1,095,540

Taxable Municipal Bonds		Par (000)	Value
State of Maryland GO:
5.00%, 3/15/28	USD	840	$1,054,066
5.00%, 3/15/29		2,520	3,134,678
State of Ohio GO:
5.00%, 5/01/27		1,740	2,111,699
5.00%, 5/01/30		1,180	1,408,165
5.00%, 3/15/32		2,380	2,783,719
5.00%, 5/01/32		1,580	1,865,617
State of Oregon GO, 5.00%, 8/01/42		3,570	4,228,308
State of Texas GO, 5.00%, 8/01/42		1,360	1,608,173
State of Washington GO:
5.00%, 7/01/28		480	575,242
5.00%, 8/01/28		1,000	1,219,240
5.00%, 8/01/29		1,000	1,207,400
5.00%, 8/01/30		1,000	1,202,280
State of Wisconsin GO:
5.00%, 5/01/24		1,460	1,771,798
5.00%, 5/01/25		1,665	2,047,334
5.00%, 11/01/27 (q)		1,870	2,337,463
State of Wisconsin RB, 3.15%, 5/01/27		4,780	4,801,606
Sumter Landing Community Development District RB, 4.17%, 10/01/47		920	937,839
Texas A&M University RB:
2.76%, 5/15/26		5,045	5,015,789
2.84%, 5/15/27		2,240	2,231,533
Texas Private Activity Bond Surface Transportation Corp. RB, 5.00%, 12/31/55		370	402,220
Texas Water Development Board RB:
5.00%, 10/15/40		1,590	1,842,079
5.00%, 10/15/45		1,360	1,569,086
Tobacco Settlement Finance Authority RB, 7.47%, 6/01/47		3,005	2,890,750
Tobacco Settlement Financing Corp. RB:
5.00%, 6/01/41		1,700	1,666,000
6.71%, 6/01/46		3,325	2,895,477
University of California RB:
3.06%, 7/01/25		1,865	1,878,372
4.86%, 5/15/12		1,415	1,461,327
University of Houston RB:
5.00%, 2/15/33		955	1,119,766
5.00%, 2/15/34		875	1,021,571
5.00%, 2/15/35		1,990	2,316,718
5.00%, 2/15/36		2,560	2,973,926
University of Massachusetts Building Authority RB, 5.00%, 11/01/31		1,190	1,407,663
University of New Mexico RB, 5.00%, 6/01/47		1,530	1,770,914
University of Virginia RB:
5.00%, 4/01/44		2,620	3,113,765
5.00%, 4/01/46		1,820	2,159,576
Weld County School District No. RE-4 GO, 5.25%, 12/01/41		1,560	1,857,414
West Virginia Hospital Finance Authority RB:
5.00%, 6/01/19		895	954,186
5.00%, 6/01/20		965	1,058,981
5.00%, 6/01/21		960	1,078,771
5.00%, 6/01/22		1,050	1,204,844
5.00%, 6/01/23		870	1,013,341
5.00%, 6/01/24		935	1,106,124
Wisconsin Health & Educational Facilities Authority RB, 5.00%, 12/15/44		790	866,638
Total Taxable Municipal Bonds — 4.2%			467,164,875

28	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Agency Obligations — 0.1%
Fannie Mae, 6.63%, 11/15/30	USD	1,450	$2,073,010
Freddie Mac:
3.75%, 3/27/19		3,650	3,797,241
4.88%, 6/13/18		4,300	4,444,837

			10,315,088
Collateralized Mortgage Obligations — 0.8%
Fannie Mae:
Series 2005-48, Class AR, 5.50%, 2/25/35		5	5,312
Series 2013-C01, Class M2, 6.27%, 10/25/23 (a)		5,505	6,469,289
Series 2016-C02, Class 1M2, 7.02%, 9/25/28 (a)		640	748,969
Series 2016-C04, Class 1M2, 5.27%, 1/25/29 (a)		10,340	11,408,706
Series 2016-C06, Class 1M2, 5.27%, 4/25/29 (a)		4,038	4,452,997
Series 2016-C07, Class 2M2, 5.37%, 4/25/29 (a)		298	326,726
Series 2017-C01, Class 1B1, 6.77%, 7/25/29 (a)		1,713	1,947,761
Series 2017-C01, Class 1M2, 4.57%, 7/25/29 (a)		3,850	4,065,788
Series 2017-C02, Class 2M2, 4.67%, 9/25/29 (a)		3,505	3,718,956
Series 2017-C03, Class 1B1, 5.87%, 10/25/29 (a)		9,530	10,196,238
Series 2017-C03, Class 1M2, 4.02%, 10/25/29 (a)		6,320	6,490,301
Series 2017-C04, Class 2M2, 3.89%, 11/25/29 (a)		7,730	7,838,648
Freddie Mac:
Series 2015-DN1, Class B, 12.72%, 1/25/25 (a)		508	695,518
Series 2015-HQ2, Class B, 8.97%, 5/25/25 (a)		533	616,850
Series 2016-DNA4, Class M3, 4.82%, 3/25/29 (a)		3,200	3,465,125
Series 2016-HQA3, Class M3, 4.87%, 3/25/29 (a)		3,420	3,701,368
Series 2017-DNA1, Class M2, 4.27%, 7/25/29 (a)		3,290	3,431,985
Series 2017-DNA2, Class B1, 6.17%, 10/25/29 (a)		2,180	2,378,039
Series 2017-DNA2, Class M2, 4.47%, 10/25/29 (a)		4,500	4,752,446
Series 2017-HQA1, Class M2, 4.77%, 8/25/29 (a)		2,120	2,241,028
Series 2017-HQA2, Class M2, 3.81%, 12/25/29 (a)		7,630	7,644,280

			86,596,330
Commercial Mortgage-Backed Securities — 0.3%
Fannie Mae:
Series 2006-M2, Class A2A, 5.27%, 10/25/32 (a)		2,588	2,723,889
Series 2015-M10, Class A2, 3.09%, 4/25/27 (a)		1,000	1,015,172
Series 2017-M7, Class A2, 2.96%, 2/25/27 (a)(d)		3,366	3,406,493
Freddie Mac:
Series K034, Class A2, 3.53%, 7/25/23 (a)		1,220	1,293,708
Series K059, Class A2, 3.12%, 9/25/26 (a)		5,560	5,683,795
Series K060, Class A2, 3.30%, 10/25/26		7,910	8,192,988
Series K061, Class A2, 3.35%, 11/25/26		3,370	3,503,395
Series K062, Class A2, 3.41%, 12/25/26		237	247,958

U.S. Government Sponsored Agency Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series K063, Class A2, 3.43%, 1/25/27 (a)	USD	1,560	$1,637,584
Series KPLB, Class A, 2.77%, 5/25/25		2,700	2,713,521

			30,418,503
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Fannie Mae:
Series 2013-M5, Class X2, 2.25%, 1/25/22 (a)		11,169	698,862
Series 2014-M13, Class X2, 1.29%, 8/25/24 (a)		123,268	1,100,933
Series 2015-M4, Class X2, 0.56%, 7/25/22 (a)		40,887	949,572
Series 2016-M4, Class X2, 2.80%, 1/25/39 (a)		13,733	1,648,142
Freddie Mac:
Series K056, Class X1, 1.40%, 5/25/26 (a)		9,872	889,477
Series K064, Class X1, 0.75%, 3/25/27 (a)		49,086	2,428,283
Series K718, Class X1, 0.77%, 1/25/22 (a)		6,016	151,637
Series K721, Class X1, 0.46%, 8/25/22 (a)		12,839	190,183
Ginnie Mae:
Series 2012-120, Class IO, 0.79%, 2/16/53 (a)		16,092	778,926
Series 2012-23, Class IO, 0.86%, 6/16/53 (a)		5,048	164,956
Series 2013-191, Class IO, 0.79%, 11/16/53 (a)		3,335	132,972
Series 2014-112, Class IO, 1.18%, 1/16/48 (a)		18,635	1,066,746
Series 2014-172, Class IO, 0.84%, 1/16/49 (a)		19,406	958,175
Series 2014-40, Class AI, 1.00%, 2/16/39		9,365	222,417
Series 2014-52, Class AI, 0.83%, 8/16/41		6,656	163,212
Series 2016-110, Class IO, 1.05%, 5/16/58 (a)		6,616	511,715
Series 2016-113, Class IO, 1.19%, 2/16/58 (a)		8,077	714,915
Series 2016-119, Class IO, 1.13%, 10/16/52 (a)		10,224	829,873
Series 2016-125, Class IO, 1.07%, 12/16/57 (a)		9,425	742,886
Series 2016-152, Class IO, 0.98%, 8/15/58 (a)		18,528	1,511,137
Series 2016-158, Class IO, 0.92%, 6/16/58 (a)		6,660	497,348
Series 2016-87, Class IO, 1.01%, 8/16/58 (a)		9,408	714,864
Series 2017-69, Class IO, 0.80%, 7/16/59 (a)(d)		5,724	422,998
Series 2017-86, Class IO, 0.77%, 5/16/59 (a)		6,200	460,398

			17,950,627
Mortgage-Backed Securities — 55.1%
Fannie Mae Mortgage-Backed Securities:
2.50%, 5/01/26-7/01/32 (r)		568,336	571,394,721
2.69%, 4/01/25		1,170	1,175,432
3.00%, 1/01/27-7/01/47 (r)		1,531,763	1,546,526,112
3.50%, 12/01/25-7/01/47 (r)		683,447	705,647,304
4.00%, 1/01/25-7/01/47 (r)		514,315	543,631,604
4.50%, 2/01/25-7/01/47 (r)		118,502	127,264,217
5.00%, 5/01/23-7/01/47 (r)		58,916	64,491,418

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	29

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
5.50%, 12/01/32-7/01/47 (r)	USD	38,426	$42,958,820
6.00%, 2/01/34-7/01/47 (r)		25,605	28,857,152
6.50%, 5/01/40		4,449	4,977,716
Freddie Mac Mortgage-Backed Securities:
2.50%, 2/01/24-7/01/32 (r)		67,069	67,494,324
3.00%, 10/01/27-7/01/47 (r)		788,749	789,952,217
3.50%, 9/01/30-7/01/47 (r)		269,578	278,095,474
4.00%, 8/01/40-7/01/47 (r)		257,277	271,803,959
4.50%, 2/01/39-7/01/47 (r)		72,669	77,886,215
5.00%, 7/01/35-11/01/41		16,617	18,183,851
5.50%, 2/01/35-6/01/41		5,068	5,640,840
6.00%, 8/13/33-7/01/47 (r)		15,600	17,523,289
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/15/47 (r)		259,195	261,813,256
3.50%, 12/20/41-7/15/47 (r)		324,447	336,478,734
4.00%, 7/20/39-7/15/47 (r)		181,285	191,188,739
4.50%, 12/20/39-7/20/47 (r)		100,925	107,766,085
5.00%, 4/15/33-7/20/44		11,769	12,888,687
5.50%, 7/15/46 (r)		5,800	6,312,938

			6,079,953,104
Total U.S. Government Sponsored Agency Securities — 56.5%			6,225,233,652

U.S. Treasury Obligations		Par (000)	Value
U.S. Treasury Bonds:
2.13%, 3/31/24 (i)		121,057	121,146,824
2.88%, 11/15/46 (i)		182,306	183,310,141
3.00%, 2/15/47 (i)		176,515	182,086,166
3.00%, 5/15/47 (i)		134,988	139,311,801
U.S. Treasury Inflation Indexed Notes, 0.38%, 1/15/27		20,449	20,083,825
U.S. Treasury Notes:
1.25%, 3/31/19-5/31/19 (i)		358,741	357,903,646
1.63%, 3/15/20 (i)		367,757	368,920,583
1.50%, 4/15/20-6/15/20 (i)		622,049	621,501,681
1.88%, 3/31/22-4/30/22 (i)		482,653	482,747,190
1.75%, 5/31/22 (i)		165,734	164,762,964
2.00%, 4/30/24-11/15/26 (i)		301,743	297,738,811
2.25%, 2/15/27		95,109	94,666,933
2.38%, 5/15/27 (i)		66,365	66,784,958

Total U.S. Treasury Obligations — 28.1%			3,100,965,523
Total Long-Term Investments (Cost — $15,984,286,255) — 145.8%			16,068,240,123
Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 0.6%(s)
Barclays Bank PLC, (0.70)%, Open (t) (Purchased on 2/06/17 to be repurchased at EUR 2,785,647, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 2,200,000 and $3,190,042, respectively)	EUR	2,793	3,190,504
Barclays Bank PLC, (0.25)%, Open (t) (Purchased on 1/26/17 to be repurchased at $521,324, collateralized by Bank of Communications Co. Ltd., 5.00% (o), par and fair value of USD 500,000 and $517,500, respectively)	USD	522	521,875

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (continued) (s)
Barclays Bank PLC, 0.00%, Open (t) (Purchased on 6/30/17 to be repurchased at EUR 656,506, collateralized by New Areva Holding SA, 4.38% due at 11/06/19, par and fair value of EUR 600,000 and $731,377, respectively)	EUR	657	$749,830
Barclays Bank PLC, 0.14%, Open (t) (Purchased on 6/09/17 to be repurchased at GBP 23,634,498, collateralized by United Kingdom Gilt Inflation Linked Bonds, 0.13% due at 3/22/26, par and fair value of GBP 19,687,000 and $30,271,216, respectively)	GBP	23,633	30,780,630
Barclays Capital, Inc., 0.75%, Open (t) (Purchased on 6/01/17 to be repurchased at $5,071,996, collateralized by Target Corp., 3.63% due at 4/15/46, par and fair value of USD 5,400,000 and $5,038,189, respectively)	USD	5,069	5,069,250
Barclays Capital, Inc., 0.75%, Open (t) (Purchased on 6/01/17 to be repurchased at $5,450,201, collateralized by Target Corp., 4.00% due at 7/01/42, par and fair value of USD 5,400,000 and $5,334,153, respectively)		5,447	5,447,250
Citigroup Global Markets, Inc., 0.65%, Open (t) (Purchased on 6/01/17 to be repurchased at $5,044,617, collateralized by Target Corp., 3.63% due at 4/15/46, par and fair value of USD 5,400,000 and $5,038,189, respectively)		5,042	5,042,250
Citigroup Global Markets, Inc., 0.85%, Open (t) (Purchased on 4/24/17 to be repurchased at $7,012,411, collateralized by Walt Disney Co., 4.13% due at 6/01/44, par and fair value of USD 6,700,000 and $7,032,749, respectively)		7,002	7,001,500
Citigroup Global Markets, Inc., 0.85%, Open (t) (Purchased on 6/01/17 to be repurchased at $5,443,840, collateralized by Target Corp., 4.00% due at 7/01/42, par and fair value of USD 5,400,000 and $5,334,152, respectively)		5,441	5,440,500
Deutsche Bank AG, (0.60)%, Open (t) (Purchased on 1/31/17 to be repurchased at EUR 2,847,494, collateralized by Kingdom of Spain, 5.40% due at 1/31/23, par and fair value of EUR 2,200,000 and $3,190,042, respectively)	EUR	2,855	3,260,369
J.P. Morgan Securities PLC, (1.10)%, Open (t) (Purchased on 4/18/17 to be repurchased at EUR 112,564, collateralized by Syngenta Finance NV, 1.88% due at 11/02/21, par and fair value of EUR 100,000 and $117,201, respectively)		113	128,853
J.P. Morgan Securities PLC, 0.00%, Open (t) (Purchased on 6/15/17 to be repurchased at $570,402, collateralized by Industrial & Commercial Bank of China Ltd., 6.00% due at (o), par and fair value of USD 500,000 and $526,735, respectively)	USD	570	570,402
RBC Capital Markets, LLC, 0.90%, Open (t) (Purchased on 6/21/17 to be repurchased at $2,633,027, collateralized by Continental Resources, Inc., 5.00% due at 9/15/22, par and fair value of USD 2,700,000 and $2,649,375, respectively)		2,633	2,632,500

			69,835,713

30	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Money Market Funds		Shares	Value
SL Liquidity Series, LLC, Money Market Series, 1.27% (u)(v)		117,463,895	$117,475,642
Total Money Market Funds — 1.1%			117,475,642
Total Short-Term Securities (Cost — $186,255,547) — 1.7%			187,311,355

Options Purchased			Value
(Cost — $25,078,913) — 0.2%			20,624,673
Total Investments Before TBA Sale Commitments, Options Written and Borrowed Bonds (Cost — $16,195,620,715*) — 147.7%			16,276,176,151

TBA Sale Commitments (r)		Par (000)	Value
Mortgage-Backed Securities — (30.3)%
Fannie Mae Mortgage-Backed Securities:
2.50%, 7/01/32	USD	133,285	(133,798,059)
3.00%, 7/01/32-7/01/47		1,642,222	(1,660,449,765)
3.50%, 7/01/32-7/01/47		394,229	(405,412,457)
4.00%, 7/01/47		348,782	(366,501,642)
4.50%, 7/01/47		24,796	(26,581,844)
6.00%, 7/01/47		2,138	(2,406,183)
Freddie Mac Mortgage-Backed Securities:
3.00%, 7/01/47		520,848	(519,447,416)
3.50%, 7/01/47		33,744	(34,665,785)
4.00%, 7/01/47		60,430	(63,498,855)
4.50%, 7/01/47		27,061	(28,989,435)
6.00%, 7/01/47		7,800	(8,763,777)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 7/15/47		5,755	(5,960,746)
4.00%, 7/15/47		37,814	(39,763,784)
4.50%, 7/15/47		36,713	(39,019,035)
Total TBA Sale Commitments (Proceeds — $3,348,344,378) — (30.3)%			(3,335,258,783)

Options Written			Value
(Premiums Received — $15,482,719) — (0.1)%			(13,761,470)

Borrowed Bonds		Par (000)	Value
Corporate Bonds — (0.3)%
Bank of Communications Co. Ltd., 5.00% (a)(o)	USD	500	$(517,500)
Continental Resources, Inc., 5.00%, 9/15/22		2,700	(2,649,375)
Syngenta Finance NV, 1.88%, 11/02/21	EUR	100	(117,201)
Target Corp.,
4.00%, 7/01/42	USD	10,800	(10,668,305)
3.63%, 4/15/46		10,800	(10,076,378)
Walt Disney Co., 4.13%, 6/01/44		6,700	(7,032,749)

			(31,061,508)
Foreign Agency Obligations — (0.0)%
Industrial & Commercial Bank of China Ltd., 6.00% (a)(o)		500	(526,735)

			(526,735)
Foreign Government Obligations — (0.3)%
Kingdom of Spain,
5.40%, 1/31/23	EUR	4,400	(6,380,085)
United Kingdom Gilt Inflation Linked Bonds, 0.13%, 3/22/26	GBP	19,687	(30,271,216)

			(36,651,301)
Total Borrowed Bonds (Proceeds — $67,490,272) — (0.6)%			(68,239,544)

Investments Sold Short
Foreign Agency Obligations — 0.0%
New Areva Holding SA	EUR	600	(731,377)
Total Investments Sold Short (Proceeds — $733,604) — (0.0)%			(731,377)
Total Investments Net of TBA Sale Commitments, Options Written and Borrowed Bonds — 116.7%			12,858,184,977
Liabilities in Excess of Other Assets — (16.7)%			(1,835,542,727)

Net Assets — 100.0%			$11,022,642,250

Notes to Consolidated Schedule of Investments

* As of June 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:
Tax cost	$16,203,093,128

Gross unrealized appreciation	$154,551,591
Gross unrealized depreciation	(81,468,568)

Net unrealized appreciation	$73,083,023

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(f)	Non-income producing security.

(g)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(h)	Security, or a portion of the security, is on loan.

(i)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(j)	Issuer filed for bankruptcy and/or is in default.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	31

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

(k)	Convertible security.
(l)	Zero-coupon bond.
(m)	Issuer is a U.S. branch of a foreign domiciled bank.

(n)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(o)	Perpetual security with no stated maturity date.

(p)	During the period ended June 30, 2017, investments in issuers considered to be affiliates of the Master Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par/Shares Held at September 30, 2016	Par/Shares Purchased		Par/Shares Sold	Par/Shares Held at June 30, 2017	Value at June 30, 2017	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Capital Finance LP, Series 1997-R2, Class AP	$ 7,020	—		$ (3,646)	$ 3,374	$ 3,126	$ 20		$ 18	$ (156)
BlackRock Liquidity Funds, T-Fund, Institutional Class	277,766,479	—		(277,766,479)[1]	—	—	57,334		—	—
iShares China Large-Cap ETF	—	148,380		(39,073)	109,307	4,340,581	19,228		28,107	106,028
iShares Core MSCI Emerging Markets ETF	70,243	382,863		(406,819)	46,287	1,915,819	8,874		118,939	96,418
iShares iBoxx $ High Yield Corporate Bond ETF	—	4,947,533		(3,711,803)	1,235,730	109,226,175	2,258,775		4,421,189	955,096
iShares J.P. Morgan USD Emerging Markets Bond ETF	—	20,580		(20,580)	—	—	—		2,976	—
iShares U.S. Home Construction ETF	—	102,570		—	102,570	3,481,226	3,170		—	96,994
SL Liquidity Series, LLC, Money Market Series	2,081,765	115,382,130	[2]	—	117,463,895	117,475,642	449,596	[3]	(1,812)	(11,374)
Total						$236,442,569	$2,796,997		$4,569,417	$1,243,006

1	Represents net shares sold.

2	Represents net shares purchased.

3	Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(q)	When-issued security.

(r)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(246,167,175)	$1,071,424
BNP Paribas Securities Corp.	$(8,094,324)	$18,348
Citigroup Global Markets, Inc.	$(113,817,315)	$595,436
Credit Suisse Securities (USA) LLC	$(90,550,605)	$1,138,488
Daiwa Capital Markets America, Inc.	$17,529,428	$(145,040)
Deutsche Bank Securities, Inc.	$(152,192,259)	$535,826
Goldman Sachs & Co.	$(114,730,994)	$(297,563)
J.P. Morgan Securities LLC	$(49,947,024)	$924,628
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(13,192,124)	$409,736
Mizuho Securities Co.	$(22,548,411)	$122,796
Morgan Stanley & Co. LLC	$(179,468,962)	$545,580
Nomura Securities International, Inc.	$(31,848,270)	$114,408
RBC Dominion Securities, Inc.	$26,849,827	$(390,606)
Wells Fargo Securities, LLC	$(36,117,974)	$266,763

(s)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(t)	The amount to be repurchased assumes the maturity will be the day after the period end.

(u)	Security was purchased with the cash collateral from loaned securities.

(v)	Current yield as of period end.

•	For Master Portfolio compliance purposes, the Master Portfolio’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

32	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.34%	4/06/17	Open	$2,458,140	$2,465,917	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.34%	4/06/17	Open	432,400	433,768	Corporate Bonds	Open/Demand	[1]
Nomura Securities International, Inc.	0.85%	4/13/17	Open	61,725,000	61,840,134	U.S. Treasury Obligations	Open/Demand	[1]
Nomura Securities International, Inc.	1.04%	5/09/17	Open	89,662,500	89,799,324	U.S. Treasury Obligations	Open/Demand	[1]
Credit Agricole Corporate & Investment Bank SA	1.05%	5/11/17	Open	58,425,000	58,511,562	U.S. Treasury Obligations	Open/Demand	[1]
Credit Agricole Corporate & Investment Bank SA	1.14%	6/05/17	Open	120,300,000	120,399,188	U.S. Treasury Obligations	Open/Demand	[1]
MUFG Securities Americas, Inc.	1.30%	6/15/17	Open	94,050,000	94,104,340	U.S. Treasury Obligations	Open/Demand	[1]
Credit Agricole Corporate & Investment Bank SA	1.19%	6/19/17	Open	75,750,000	75,780,091	U.S. Treasury Obligations	Open/Demand	[1]
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.25%	6/26/17	7/18/17	201,750,000	201,778,021	U.S. Treasury Obligations	Up to 30 Days
Amherst Pierpont Securities LLC	1.22%	6/27/17	Open	100,125,000	100,138,620	U.S. Treasury Obligations	Open/Demand	[1]
MUFG Securities Americas, Inc.	1.08%	6/27/17	Open	133,832,500	133,848,560	U.S. Treasury Obligations	Open/Demand	[1]
Barclays Capital, Inc.	0.75%	6/28/17	Open	2,570,220	2,570,327	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	(0.13%)	6/28/17	Open	7,364,610	7,364,559	Corporate Bonds	Open/Demand	[1]
Citigroup Global Markets, Inc.	(2.75%)	6/28/17	Open	1,140,000	1,139,826	Corporate Bonds	Open/Demand	[1]
Bank of Montreal	1.19%	6/30/17	Open	140,175,000	140,179,625	U.S. Treasury Obligations	Open/Demand	[1]
Citigroup Global Markets, Inc.	(2.00%)	6/30/17	Open	660,000	660,000	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.03%	6/30/17	7/03/17	67,194,562	67,196,485	U.S. Treasury Obligations	Overnight
Credit Suisse Securities (USA) LLC	1.48%	6/30/17	7/03/17	106,939,508	106,943,904	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.45%	6/30/17	7/03/17	184,812,708	184,820,151	U.S. Treasury Obligations	Overnight
Deutsche Bank Securities, Inc.	1.45%	6/30/17	7/03/17	46,787,520	46,789,404	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	0.50%	6/30/17	7/03/17	90,226,076	90,227,329	U.S. Treasury Obligations	Overnight
J.P. Morgan Securities LLC	1.38%	6/30/17	7/03/17	242,749,710	242,759,016	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.30%	6/30/17	7/03/17	122,049,463	122,053,870	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.18%	6/30/17	7/03/17	273,795,795	273,804,770	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%	6/30/17	7/03/17	370,642,295	370,656,194	U.S. Treasury Obligations	Overnight
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1.35%	6/30/17	7/03/17	81,502,216	81,505,273	U.S. Treasury Obligations	Overnight
Total				$2,677,120,223	$2,677,770,258

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(54)	CBOE Volatility Index	July 2017	USD	665,550	$(49,221)
(10)	Hang Seng China Enterprises Index	July 2017	USD	652,902	(2,399)
500	VSTOXX Mini	July 2017	USD	959,408	(28,828)
36	CBOE Volatility Index	August 2017	USD	456,300	7,188
500	VSTOXX Mini	August 2017	USD	993,672	(80,705)
45	Euro STOXX 50 Index	September 2017	USD	1,763,426	17,339
1,753	Euro-Bobl	September 2017	USD	263,688,809	(945,916)
7	Euro-BTP Italian Government Bond	September 2017	USD	1,080,453	15,383

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	33

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(618)	Euro-Bund	September 2017	USD	114,255,956	$(1,147,226)
(15)	Euro-OAT	September 2017	USD	2,543,802	(17,120)
(5)	Euro-Schatz	September 2017	USD	638,749	(1,623)
135	Long Gilt British	September 2017	USD	22,079,176	377,534
236	NASDAQ 100 E-Mini Index	September 2017	USD	26,680,980	230,657
(207)	S&P 500 Mini Index	September 2017	USD	25,056,315	(129,855)
1,199	U.S. Treasury Bonds (30 Year)	September 2017	USD	184,271,313	(1,548,113)
(8,028)	U.S. Treasury Notes (10 Year)	September 2017	USD	1,007,764,875	(6,407,720)
2,677	U.S. Treasury Notes (2 Year)	September 2017	USD	578,524,810	484,071
159	U.S. Treasury Notes (5 Year)	September 2017	USD	18,735,914	30,008
(437)	U.S. Ultra Treasury Bonds	September 2017	USD	72,487,375	345,680
208	WTI Light Sweet Crude Oil[1]	September 2017	USD	9,628,320	(733,730)
500	Canadian Bankers Acceptance	December 2017	USD	95,094,656	89,742
(217)	WTI Light Sweet Crude Oil[1]	December 2017	USD	10,209,850	768,229
(771)	Euro Dollar	June 2018	USD	189,598,538	300,506
(384)	Euro Dollar	December 2018	USD	94,272,000	(55,446)
(716)	Euro Dollar	March 2019	USD	175,679,550	612,274
Total					$(7,869,291)

[1]	All or a portion of the security is held by a wholly-owned subsidiary.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	10,499,832	USD	3,162,600	BNP Paribas S.A.	7/03/17	$4,655
MXN	73,884,150	USD	4,050,000	Citibank N.A.	7/03/17	18,965
USD	2,635,500	BRL	8,691,879	Barclays Bank PLC	7/03/17	13,611
USD	2,635,500	BRL	8,707,692	Citibank N.A.	7/03/17	8,841
USD	4,050,000	MXN	73,181,702	Goldman Sachs International	7/03/17	19,721
USD	2,691,000	RUB	157,262,040	BNP Paribas S.A.	7/03/17	26,106
CNH	66,235,650	USD	9,750,000	HSBC Bank PLC	7/05/17	15,151
CNH	350,569,349	USD	51,612,000	HSBC Bank PLC	7/05/17	80,854
EUR	4,802,403	USD	5,483,000	HSBC Bank PLC	7/05/17	3,572
EUR	18,594,023	USD	21,200,000	Morgan Stanley & Co. International PLC	7/05/17	42,998
GBP	4,258,925	USD	5,528,000	BNP Paribas S.A.	7/05/17	19,997
GBP	16,281,170	USD	21,120,000	Morgan Stanley & Co. International PLC	7/05/17	89,078
HUF	1,264,433,234	USD	4,659,341	Deutsche Bank AG	7/05/17	17,631
HUF	34,568,675	USD	127,434	JPMorgan Chase Bank N.A.	7/05/17	431
HUF	126,534,968	USD	465,934	Morgan Stanley & Co. International PLC	7/05/17	2,102
HUF	4,330,968,232	USD	15,947,291	Morgan Stanley & Co. International PLC	7/05/17	72,388
HUF	1,483,250,194	USD	5,483,000	Standard Chartered Bank	7/05/17	3,347
JPY	2,392,915,740	USD	21,200,000	BNP Paribas S.A.	7/05/17	79,815
RUB	66,834,432	USD	1,120,000	Deutsche Bank AG	7/05/17	12,067
SEK	180,393,662	USD	21,200,000	Deutsche Bank AG	7/05/17	218,792
SEK	46,261,058	USD	5,483,000	JPMorgan Chase Bank N.A.	7/05/17	9,743
TRY	87,362,266	USD	24,463,000	BNP Paribas S.A.	7/05/17	331,695
TRY	3,944,691	USD	1,110,000	Citibank N.A.	7/05/17	9,561
TRY	14,833,762	USD	4,200,000	HSBC Bank PLC	7/05/17	10,040
USD	1,110,000	JPY	123,436,329	Goldman Sachs International	7/05/17	12,301

34	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,110,000	JPY	122,843,799	JPMorgan Chase Bank N.A.	7/05/17	$17,570
USD	24,463,000	JPY	2,701,253,386	Royal Bank of Scotland PLC	7/05/17	441,188
USD	636,000	TRY	2,237,709	Barclays Bank PLC	7/05/17	905
USD	3,180,000	TRY	11,185,523	Citibank N.A.	7/05/17	5,384
USD	21,200,000	ZAR	275,991,373	BNP Paribas S.A.	7/05/17	122,925
ZAR	324,488,240	USD	24,463,000	BNP Paribas S.A.	7/05/17	317,712
BRL	3,707,733	USD	1,110,000	HSBC Bank PLC	7/06/17	7,682
CLP	2,632,152,250	USD	3,922,000	Credit Suisse International	7/06/17	42,459
RUB	257,001,264	USD	4,305,600	JPMorgan Chase Bank N.A.	7/06/17	46,665
USD	21,200,000	BRL	69,843,400	BNP Paribas S.A.	7/06/17	145,975
USD	5,483,000	BRL	18,132,281	Standard Chartered Bank	7/06/17	17,093
USD	3,922,000	COP	11,408,117,500	Credit Suisse International	7/06/17	181,991
USD	4,782,605	JPY	529,255,000	Goldman Sachs International	7/06/17	75,816
USD	3,332,790	JPY	371,785,000	HSBC Bank PLC	7/06/17	26,418
USD	7,225,000	COP	21,964,000,000	Barclays Bank PLC	7/07/17	25,481
USD	13,975,000	COP	42,332,608,825	BNP Paribas S.A.	7/07/17	98,910
CLP	2,446,844,400	USD	3,603,600	BNP Paribas S.A.	7/10/17	81,339
EUR	4,200,000	USD	4,780,444	Deutsche Bank AG	7/10/17	19,213
EUR	4,200,000	USD	4,740,922	Goldman Sachs International	7/10/17	58,735
RUB	143,927,006	USD	2,435,000	JPMorgan Chase Bank N.A.	7/10/17	313
RUB	143,809,400	USD	2,432,500	JPMorgan Chase Bank N.A.	7/10/17	823
TRY	7,102,251	USD	2,003,371	Deutsche Bank AG	7/10/17	9,510
TRY	7,136,320	USD	2,012,629	Goldman Sachs International	7/10/17	9,907
USD	4,890,829	RUB	287,042,769	Credit Suisse International	7/10/17	33,930
USD	4,844,171	RUB	284,214,764	Deutsche Bank AG	7/10/17	35,122
JPY	498,817,609	USD	4,431,000	Goldman Sachs International	7/11/17	6,087
TRY	17,662,699	USD	4,995,170	Goldman Sachs International	7/14/17	5,053
MYR	7,903,980	USD	1,836,000	BNP Paribas S.A.	7/17/17	3,931
MYR	3,974,760	USD	915,000	JPMorgan Chase Bank N.A.	7/17/17	10,266
MYR	8,088,680	USD	1,835,000	JPMorgan Chase Bank N.A.	7/17/17	47,926
TRY	27,825,084	USD	7,848,000	BNP Paribas S.A.	7/21/17	13,640
TRY	12,189,215	USD	3,425,000	Citibank N.A.	7/21/17	18,915
USD	977,567	MXN	17,675,008	BNP Paribas S.A.	7/21/17	7,122
USD	2,457,433	MXN	44,428,204	JPMorgan Chase Bank N.A.	7/21/17	18,107
USD	130,000	ZAR	1,691,345	Citibank N.A.	7/21/17	1,208
USD	3,425,000	ZAR	44,089,234	Citibank N.A.	7/21/17	67,720
RUB	258,637,392	USD	4,305,600	BNP Paribas S.A.	7/24/17	57,747
RUB	256,872,096	USD	4,305,600	Deutsche Bank AG	7/24/17	27,966
EUR	4,231,141	GBP	3,564,000	Bank of America N.A.	8/02/17	194,212
RUB	32,674,510	USD	550,000	Deutsche Bank AG	8/02/17	181
RUB	32,850,950	USD	550,000	JPMorgan Chase Bank N.A.	8/02/17	3,151
RUB	329,696,222	USD	5,528,000	JPMorgan Chase Bank N.A.	8/02/17	23,497
TRY	19,475,123	USD	5,483,000	Citibank N.A.	8/02/17	747
TRY	1,955,878	USD	550,000	Goldman Sachs International	8/02/17	731
USD	550,000	JPY	61,566,967	Deutsche Bank AG	8/02/17	1,819
USD	550,000	JPY	61,428,466	Deutsche Bank AG	8/02/17	3,052
USD	5,483,000	JPY	614,359,512	Standard Chartered Bank	8/02/17	12,854
ZAR	72,230,470	USD	5,483,000	Citibank N.A.	8/02/17	5,510
BRL	1,842,225	USD	550,000	BNP Paribas S.A.	8/03/17	1,932

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	35

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	1,835,900	USD	550,000	Royal Bank of Scotland PLC	8/03/17	$37
USD	3,412,580	JPY	382,081,000	Barclays Bank PLC	8/03/17	10,467
TRY	7,148,010	USD	2,008,000	Deutsche Bank AG	8/04/17	3,511
RUB	132,444,725	USD	2,135,000	Société Générale	8/07/17	92,675
USD	3,446,000	COP	10,110,564,000	BNP Paribas S.A.	8/09/17	147,398
IDR	27,131,975,000	USD	2,015,000	Bank of America N.A.	8/15/17	10,040
IDR	26,828,259,293	USD	1,992,740	Citibank N.A.	8/15/17	9,632
IDR	38,332,701,408	USD	2,846,840	Citibank N.A.	8/15/17	14,185
IDR	19,931,028,119	USD	1,480,760	JPMorgan Chase Bank N.A.	8/15/17	6,825
IDR	29,907,848,880	USD	2,220,660	JPMorgan Chase Bank N.A.	8/15/17	11,562
MYR	19,832,157	USD	4,586,000	Morgan Stanley & Co. International PLC	8/17/17	24,758
GBP	4,485,000	USD	5,737,759	Bank of America N.A.	8/21/17	113,107
GBP	2,240,000	USD	2,829,752	BNP Paribas S.A.	8/21/17	92,420
USD	3,450,000	COP	10,308,600,000	Barclays Bank PLC	8/22/17	91,728
USD	3,446,000	COP	10,460,333,000	Credit Suisse International	8/22/17	38,297
CNH	37,119,698	USD	5,437,000	HSBC Bank PLC	9/01/17	12,443
EUR	1,410,200	USD	1,594,513	JPMorgan Chase Bank N.A.	9/07/17	21,911
USD	884,578	HKD	6,879,275	HSBC Bank PLC	9/14/17	1,630
USD	2,660,112	JPY	290,583,971	BNP Paribas S.A.	9/14/17	68,096
USD	7,170,820	JPY	783,322,500	BNP Paribas S.A.	9/14/17	183,564
USD	472,134	JPY	52,870,000	Citibank N.A.	9/14/17	532
USD	206,294	JPY	22,834,000	HSBC Bank PLC	9/14/17	2,615
USD	308,688	JPY	34,245,000	HSBC Bank PLC	9/14/17	3,222
USD	3,740,000	JPY	416,266,488	Credit Suisse International	9/15/17	26,712
USD	882,753	KRW	989,804,098	Bank of America N.A.	9/15/17	16,688
USD	9,385,852	RUB	544,684,449	BNP Paribas S.A.	9/15/17	297,193
USD	9,385,580	RUB	543,823,968	BNP Paribas S.A.	9/15/17	311,279
USD	23,378,279	RUB	1,360,347,006	Deutsche Bank AG	9/15/17	679,394
USD	23,622,530	RUB	1,369,598,864	Deutsche Bank AG	9/15/17	769,268
USD	3,392,432	RUB	201,401,916	HSBC Bank PLC	9/15/17	31,820
USD	21,209,166	RUB	1,229,961,925	JPMorgan Chase Bank N.A.	9/15/17	685,899
USD	1,024,057	TWD	30,746,280	Barclays Bank PLC	9/15/17	10,549
AUD	1,780,000	NZD	1,861,193	Bank of America N.A.	9/20/17	4,849
AUD	60,767,000	USD	45,940,946	Citibank N.A.	9/20/17	716,644
AUD	5,181,000	USD	3,918,328	Credit Suisse International	9/20/17	59,702
AUD	2,240,000	USD	1,689,283	Deutsche Bank AG	9/20/17	30,615
CAD	3,847,386	USD	2,912,500	Deutsche Bank AG	9/20/17	58,141
CAD	1,487,199	USD	1,120,000	UBS AG	9/20/17	28,295
CAD	3,848,630	USD	2,912,500	UBS AG	9/20/17	59,101
CHF	45,000	NOK	392,816	JPMorgan Chase Bank N.A.	9/20/17	49
EUR	1,780,000	USD	1,989,034	BNP Paribas S.A.	9/20/17	52,750
EUR	1,120,000	USD	1,256,681	Deutsche Bank AG	9/20/17	28,037
EUR	262,541	USD	300,000	Goldman Sachs International	9/20/17	1,152
EUR	34,225,000	USD	39,043,750	Goldman Sachs International	9/20/17	214,708
EUR	33,470,000	USD	37,890,865	Goldman Sachs International	9/20/17	501,555
GBP	400,000	USD	518,290	Goldman Sachs International	9/20/17	4,001
JPY	59,989,282	USD	535,000	BNP Paribas S.A.	9/20/17	262
JPY	59,989,282	USD	535,000	BNP Paribas S.A.	9/20/17	262
KRW	1,544,130,000	USD	1,350,000	JPMorgan Chase Bank N.A.	9/20/17	1,221

36	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	7,772,088	CHF	880,000	Morgan Stanley & Co. International PLC	9/20/17	$9,887
NOK	11,860,155	CHF	1,350,000	UBS AG	9/20/17	7,618
NOK	38,830,155	EUR	4,045,000	Deutsche Bank AG	9/20/17	18,550
NOK	34,120,991	USD	4,045,000	Barclays Bank PLC	9/20/17	48,489
NOK	11,406,356	USD	1,350,000	Morgan Stanley & Co. International PLC	9/20/17	18,418
NOK	34,020,837	USD	4,030,000	Royal Bank of Scotland PLC	9/20/17	51,474
NZD	1,869,461	AUD	1,780,000	Goldman Sachs International	9/20/17	1,201
NZD	1,560,000	USD	1,135,306	Deutsche Bank AG	9/20/17	6,163
SEK	78,538,969	EUR	8,060,000	Commonwealth Bank of Australia	9/20/17	120,377
SEK	53,716,941	EUR	5,525,000	Goldman Sachs International	9/20/17	68,176
SEK	26,318,274	EUR	2,700,000	HSBC Bank PLC	9/20/17	41,362
SEK	107,797,281	EUR	11,050,000	Morgan Stanley & Co. International PLC	9/20/17	179,687
TRY	3,176,976	USD	880,000	BNP Paribas S.A.	9/20/17	2,325
USD	1,070,000	JPY	119,792,706	BNP Paribas S.A.	9/20/17	1,134
USD	1,790,000	JPY	200,037,870	BNP Paribas S.A.	9/20/17	5,135
USD	1,790,000	JPY	199,998,490	Goldman Sachs International	9/20/17	5,487
USD	2,235,000	JPY	249,759,015	Goldman Sachs International	9/20/17	6,492
USD	1,070,000	JPY	118,533,423	Goldman Sachs International	9/20/17	12,370
USD	7,075,132	MXN	128,610,328	Deutsche Bank AG	9/20/17	79,014
USD	6,934,903	MXN	125,622,770	Deutsche Bank AG	9/20/17	101,302
USD	28,300,527	MXN	514,504,621	Goldman Sachs International	9/20/17	312,613
USD	3,800,000	MXN	69,437,628	Royal Bank of Scotland PLC	9/20/17	22,747
USD	6,934,903	MXN	125,730,338	Royal Bank of Scotland PLC	9/20/17	95,450
USD	9,246,537	MXN	167,850,809	Royal Bank of Scotland PLC	9/20/17	115,824
USD	8,796,781	TRY	31,658,296	Citibank N.A.	9/20/17	4,487
USD	6,031,986	ZAR	79,522,687	Bank of America N.A.	9/20/17	36,104
USD	880,000	ZAR	11,562,320	Citibank N.A.	9/20/17	8,220
USD	6,109,220	ZAR	80,363,121	Citibank N.A.	9/20/17	49,970
USD	6,129,902	ZAR	80,648,917	JPMorgan Chase Bank N.A.	9/20/17	49,104
ZAR	11,701,184	USD	880,000	BNP Paribas S.A.	9/20/17	2,250
CAD	8,764,087	USD	6,600,000	BNP Paribas S.A.	9/26/17	167,475
CAD	3,491,040	USD	2,590,000	JPMorgan Chase Bank N.A.	9/26/17	105,720
MXN	40,242,094	USD	2,120,000	Deutsche Bank AG	9/26/17	67,061
TRY	9,831,510	USD	2,700,000	BNP Paribas S.A.	9/26/17	26,269
TRY	8,143,641	USD	2,120,000	JPMorgan Chase Bank N.A.	9/26/17	138,224
USD	2,120,000	JPY	229,999,860	Credit Suisse International	9/26/17	67,195
USD	530,000	JPY	57,503,410	JPMorgan Chase Bank N.A.	9/26/17	16,768
USD	2,120,000	RUB	124,018,728	JPMorgan Chase Bank N.A.	9/26/17	54,690
ZAR	29,275,716	USD	2,120,000	JPMorgan Chase Bank N.A.	9/26/17	85,195
USD	16,316,716	TRY	59,156,256	BNP Paribas S.A.	10/23/17	30,625
USD	5,500,000	JPY	608,170,750	Goldman Sachs International	11/10/17	59,594
USD	2,510,000	JPY	280,211,882	Citibank N.A.	11/14/17	2,850
USD	3,825,000	JPY	425,756,925	Goldman Sachs International	11/14/17	15,610
USD	3,765,000	JPY	420,492,556	Morgan Stanley & Co. International PLC	11/14/17	2,712
HKD	132,970,084	USD	16,790,000	Goldman Sachs International	1/19/18	314,089
INR	229,701,000	USD	3,450,000	HSBC Bank PLC	2/20/18	941

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	37

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
INR	519,299,200	USD	7,760,000	HSBC Bank PLC	2/20/18	$41,756
USD	15,000,000	INR	994,125,000	Deutsche Bank AG	2/20/18	64,640
USD	3,570,000	INR	237,155,100	JPMorgan Chase Bank N.A.	2/20/18	7,071
CNH	103,445,505	USD	14,670,000	HSBC Bank PLC	5/21/18	251,897
TRY	140,645,744	USD	36,335,528	BNP Paribas S.A.	6/25/18	845
USD	5,430,000	MXN	106,916,700	Barclays Bank PLC	6/14/19	89,201

						12,122,561

BRL	6,913,444	USD	2,108,400	Deutsche Bank AG	7/03/17	(22,973)
MXN	17,729,496	USD	980,571	Barclays Bank PLC	7/03/17	(4,169)
MXN	17,727,457	USD	980,571	Deutsche Bank AG	7/03/17	(4,281)
MXN	26,589,321	USD	1,470,857	Morgan Stanley & Co. International PLC	7/03/17	(6,524)
RUB	155,405,250	USD	2,691,000	Deutsche Bank AG	7/03/17	(57,571)
BRL	3,531,880	USD	1,100,000	HSBC Bank PLC	7/05/17	(35,091)
BRL	6,716,850	USD	2,100,000	Royal Bank of Scotland PLC	7/05/17	(74,779)
BRL	2,902,950	USD	900,000	Royal Bank of Scotland PLC	7/05/17	(24,722)
BRL	1,289,400	USD	400,000	Royal Bank of Scotland PLC	7/05/17	(11,229)
JPY	615,082,940	USD	5,483,000	Standard Chartered Bank	7/05/17	(13,166)
RUB	1,397,272,572	USD	24,408,000	BNP Paribas S.A.	7/05/17	(740,457)
RUB	63,781,872	USD	1,120,000	Citibank N.A.	7/05/17	(39,638)
TRY	3,900,668	USD	1,110,000	Goldman Sachs International	7/05/17	(2,933)
USD	51,612,000	CNH	350,569,349	Citibank N.A.	7/05/17	(72,594)
USD	15,257,000	CNH	103,919,394	Deutsche Bank AG	7/05/17	(63,882)
USD	28,148,000	CNH	191,645,658	JPMorgan Chase Bank N.A.	7/05/17	(106,404)
USD	9,750,000	CNH	66,268,537	Morgan Stanley & Co. International PLC	7/05/17	(20,000)
USD	1,110,000	EUR	984,249	BNP Paribas S.A.	7/05/17	(14,469)
USD	24,463,000	EUR	21,715,934	Deutsche Bank AG	7/05/17	(346,668)
USD	1,110,000	EUR	992,153	JPMorgan Chase Bank N.A.	7/05/17	(23,499)
USD	1,120,000	GBP	880,155	Barclays Bank PLC	7/05/17	(26,556)
USD	1,120,000	GBP	869,221	Credit Suisse International	7/05/17	(12,313)
USD	24,408,000	GBP	18,887,109	Deutsche Bank AG	7/05/17	(195,772)
USD	683,274	GBP	526,000	Morgan Stanley & Co. International PLC	7/05/17	(1,933)
USD	1,110,000	HUF	303,681,348	Barclays Bank PLC	7/05/17	(13,277)
USD	24,463,000	HUF	6,698,825,605	BNP Paribas S.A.	7/05/17	(315,071)
USD	1,110,000	HUF	307,051,230	Goldman Sachs International	7/05/17	(25,742)
USD	12,200,000	RUB	723,240,400	Deutsche Bank AG	7/05/17	(50,526)
USD	8,920,000	RUB	528,271,836	JPMorgan Chase Bank N.A.	7/05/17	(28,073)
USD	5,528,000	RUB	327,786,851	JPMorgan Chase Bank N.A.	7/05/17	(24,180)
USD	1,110,000	SEK	9,696,794	Barclays Bank PLC	7/05/17	(41,335)
USD	1,110,000	SEK	9,597,080	Morgan Stanley & Co. International PLC	7/05/17	(29,496)
USD	24,463,000	SEK	211,810,439	Royal Bank of Scotland PLC	7/05/17	(686,020)
USD	21,200,000	TRY	74,869,369	BNP Paribas S.A.	7/05/17	(49,027)
USD	5,483,000	TRY	19,322,426	Citibank N.A.	7/05/17	(988)
USD	5,483,000	ZAR	71,886,516	Citibank N.A.	7/05/17	(6,873)
ZAR	14,341,363	USD	1,110,000	Goldman Sachs International	7/05/17	(14,770)
ZAR	14,367,727	USD	1,110,000	Morgan Stanley & Co. International PLC	7/05/17	(12,757)

38	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	79,908,390	USD	24,463,000	Goldman Sachs International	7/06/17	$(374,923)
BRL	3,613,605	USD	1,110,000	Royal Bank of Scotland PLC	7/06/17	(20,693)
COP	6,038,060,000	USD	2,065,000	Royal Bank of Scotland PLC	7/06/17	(85,497)
COP	5,428,011,000	USD	1,857,000	UBS AG	7/06/17	(77,494)
USD	1,122,842	AUD	1,486,000	UBS AG	7/06/17	(19,199)
USD	3,922,000	CLP	2,606,600,420	Royal Bank of Scotland PLC	7/06/17	(3,974)
USD	1,002,790	CNH	6,853,000	HSBC Bank PLC	7/06/17	(7,470)
USD	191,662,005	EUR	170,342,000	Deutsche Bank AG	7/06/17	(2,958,172)
USD	3,797,034	GBP	2,951,950	Deutsche Bank AG	7/06/17	(48,528)
USD	2,089,695	GBP	1,654,000	Goldman Sachs International	7/06/17	(65,002)
USD	3,118,846	GBP	2,443,000	Goldman Sachs International	7/06/17	(63,696)
USD	1,038,698	GBP	820,000	Goldman Sachs International	7/06/17	(29,531)
USD	190,925	GBP	150,000	Goldman Sachs International	7/06/17	(4,483)
USD	361,641	GBP	278,000	Morgan Stanley & Co. International PLC	7/06/17	(515)
USD	4,305,600	RUB	258,594,336	Goldman Sachs International	7/06/17	(73,644)
COP	3,347,937,600	USD	1,110,000	Citibank N.A.	7/07/17	(12,589)
COP	29,139,800,000	USD	9,925,000	JPMorgan Chase Bank N.A.	7/07/17	(373,345)
COP	3,231,210,000	USD	1,110,000	Royal Bank of Scotland PLC	7/07/17	(50,851)
COP	42,683,568,000	USD	14,538,000	UBS AG	7/07/17	(546,870)
USD	5,483,000	COP	16,767,014,000	Standard Chartered Bank	7/07/17	(13,014)
RUB	143,356,393	USD	2,433,750	Barclays Bank PLC	7/10/17	(8,092)
RUB	143,420,888	USD	2,433,750	Barclays Bank PLC	7/10/17	(7,001)
USD	3,603,600	CLP	2,405,583,180	Deutsche Bank AG	7/10/17	(19,200)
USD	4,713,715	EUR	4,200,000	Citibank N.A.	7/10/17	(85,942)
USD	2,008,000	TRY	7,181,510	Citibank N.A.	7/10/17	(27,344)
USD	2,008,000	TRY	7,098,282	Deutsche Bank AG	7/10/17	(3,756)
USD	4,931,187	TRY	17,662,699	Bank of America N.A.	7/14/17	(69,036)
USD	4,742,633	EUR	4,200,000	Goldman Sachs International	7/17/17	(58,857)
USD	4,586,000	MYR	19,788,590	Morgan Stanley & Co. International PLC	7/17/17	(20,494)
MXN	62,042,369	USD	3,435,000	Barclays Bank PLC	7/21/17	(28,569)
ZAR	31,878,228	USD	2,450,279	Barclays Bank PLC	7/21/17	(22,835)
ZAR	1,691,679	USD	130,000	Barclays Bank PLC	7/21/17	(1,183)
ZAR	12,687,044	USD	974,721	BNP Paribas S.A.	7/21/17	(8,636)
IDR	53,026,500,000	USD	3,975,000	BNP Paribas S.A.	7/24/17	(7,335)
IDR	121,000,000,000	USD	9,105,000	JPMorgan Chase Bank N.A.	7/24/17	(16,801)
MXN	62,886,380	USD	3,475,000	Morgan Stanley & Co. International PLC	7/27/17	(25,722)
CLP	461,116,257	USD	695,333	Bank of America N.A.	7/28/17	(1,246)
CLP	1,317,229,536	USD	1,986,667	BNP Paribas S.A.	7/28/17	(3,929)
CLP	1,316,650,500	USD	1,985,000	BNP Paribas S.A.	7/28/17	(3,134)
CLP	197,633,600	USD	298,000	Goldman Sachs International	7/28/17	(515)
RUB	325,192,240	USD	5,482,000	Deutsche Bank AG	7/28/17	(462)
TRY	8,435,724	USD	2,389,520	BNP Paribas S.A.	7/28/17	(10,791)
TRY	4,466,403	USD	1,264,439	BNP Paribas S.A.	7/28/17	(4,990)
TRY	8,438,087	USD	2,389,520	Goldman Sachs International	7/28/17	(10,125)
TRY	20,442,936	USD	5,769,000	HSBC Bank PLC	7/28/17	(4,442)
TRY	8,434,266	USD	2,389,520	JPMorgan Chase Bank N.A.	7/28/17	(11,202)
BRL	16,915,396	USD	5,090,231	Barclays Bank PLC	8/02/17	(21,391)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	39

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	10,190,000	USD	3,072,822	BNP Paribas S.A.	8/02/17	$(19,303)
BRL	1,299,439	USD	396,110	Goldman Sachs International	8/02/17	(6,722)
MXN	19,896,029	USD	1,096,600	Deutsche Bank AG	8/02/17	(6,369)
MXN	79,559,865	USD	4,386,400	Goldman Sachs International	8/02/17	(26,805)
MXN	19,943,697	USD	1,100,000	JPMorgan Chase Bank N.A.	8/02/17	(7,157)
TRY	1,945,815	USD	550,000	Deutsche Bank AG	8/02/17	(2,103)
USD	3,162,600	BRL	10,569,093	BNP Paribas S.A.	8/02/17	(4,517)
USD	8,509,027	BRL	28,404,835	BNP Paribas S.A.	8/02/17	(2,718)
USD	550,000	EUR	486,520	Citibank N.A.	8/02/17	(6,674)
USD	550,000	EUR	484,075	Citibank N.A.	8/02/17	(3,877)
USD	3,147,774	EUR	2,877,360	Goldman Sachs International	8/02/17	(144,490)
USD	1,480,000	EUR	1,353,092	Goldman Sachs International	8/02/17	(68,203)
USD	5,483,000	EUR	4,795,544	HSBC Bank PLC	8/02/17	(4,043)
USD	5,528,000	GBP	4,255,139	BNP Paribas S.A.	8/02/17	(20,208)
USD	550,000	GBP	429,161	BNP Paribas S.A.	8/02/17	(9,576)
USD	550,000	GBP	430,324	Citibank N.A.	8/02/17	(11,093)
USD	13,120,780	GBP	10,092,131	UBS AG	8/02/17	(38,189)
USD	550,000	HUF	150,201,755	Deutsche Bank AG	8/02/17	(6,241)
USD	550,000	HUF	150,702,266	Goldman Sachs International	8/02/17	(8,095)
USD	5,483,000	HUF	1,481,583,362	Standard Chartered Bank	8/02/17	(3,739)
USD	550,000	SEK	4,726,234	Deutsche Bank AG	8/02/17	(12,084)
USD	550,000	SEK	4,747,095	JPMorgan Chase Bank N.A.	8/02/17	(14,565)
USD	5,483,000	SEK	46,189,559	JPMorgan Chase Bank N.A.	8/02/17	(10,251)
ZAR	7,153,214	USD	550,000	Bank of America N.A.	8/02/17	(6,455)
ZAR	7,202,846	USD	550,000	Barclays Bank PLC	8/02/17	(2,684)
BRL	18,241,941	USD	5,483,000	Standard Chartered Bank	8/03/17	(17,702)
COP	1,671,725,000	USD	550,000	BNP Paribas S.A.	8/03/17	(4,224)
COP	1,671,450,000	USD	550,000	Credit Suisse International	8/03/17	(4,314)
USD	1,100,000	COP	3,379,200,000	Barclays Bank PLC	8/03/17	(3,223)
USD	158,025,425	EUR	138,239,000	Deutsche Bank AG	8/03/17	(154,678)
USD	10,410,097	GBP	8,018,950	Barclays Bank PLC	8/03/17	(45,962)
USD	2,135,000	RUB	132,583,500	Deutsche Bank AG	8/07/17	(95,009)
COP	10,489,624,000	USD	3,446,000	Barclays Bank PLC	8/09/17	(23,729)
USD	4,134,158	EUR	3,679,634	Citibank N.A.	8/11/17	(77,883)
USD	4,955,787	TRY	17,662,699	Goldman Sachs International	8/11/17	(4,259)
USD	10,556,000	IDR	144,000,000,000	BNP Paribas S.A.	8/15/17	(175,976)
USD	832,591	IDR	11,181,700,000	Barclays Bank PLC	8/16/17	(1,879)
USD	805,539	IDR	10,818,385,000	Barclays Bank PLC	8/16/17	(1,818)
USD	275,000	IDR	3,693,245,000	Barclays Bank PLC	8/16/17	(621)
USD	915,368	IDR	12,275,090,000	BNP Paribas S.A.	8/16/17	(700)
USD	885,626	IDR	11,876,250,000	BNP Paribas S.A.	8/16/17	(677)
USD	302,340	IDR	4,054,385,000	BNP Paribas S.A.	8/16/17	(231)
USD	990,590	IDR	13,311,545,000	Deutsche Bank AG	8/16/17	(2,827)
USD	958,404	IDR	12,879,030,000	Deutsche Bank AG	8/16/17	(2,735)
USD	931,879	IDR	12,515,130,000	Deutsche Bank AG	8/16/17	(2,103)
USD	901,600	IDR	12,108,490,000	Deutsche Bank AG	8/16/17	(2,035)
USD	327,186	IDR	4,396,720,000	Deutsche Bank AG	8/16/17	(934)
USD	997,412	IDR	13,377,295,000	Deutsche Bank AG	8/16/17	(911)
USD	988,451	IDR	13,257,100,000	Deutsche Bank AG	8/16/17	(903)

40	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	965,005	IDR	12,942,645,000	Deutsche Bank AG	8/16/17	$(882)
USD	956,334	IDR	12,826,350,000	Deutsche Bank AG	8/16/17	(874)
USD	307,794	IDR	4,133,670,000	Deutsche Bank AG	8/16/17	(695)
USD	329,439	IDR	4,418,435,000	Deutsche Bank AG	8/16/17	(301)
USD	326,479	IDR	4,378,735,000	Deutsche Bank AG	8/16/17	(298)
USD	554,854	IDR	7,454,465,208	Goldman Sachs International	8/16/17	(1,459)
USD	536,826	IDR	7,212,255,722	Goldman Sachs International	8/16/17	(1,412)
USD	183,265	IDR	2,462,167,138	Goldman Sachs International	8/16/17	(482)
USD	925,101	IDR	12,424,110,000	JPMorgan Chase Bank N.A.	8/16/17	(2,088)
USD	895,043	IDR	12,020,425,000	JPMorgan Chase Bank N.A.	8/16/17	(2,020)
USD	305,555	IDR	4,103,605,000	JPMorgan Chase Bank N.A.	8/16/17	(690)
USD	994,548	IDR	13,343,855,000	UBS AG	8/16/17	(1,280)
USD	962,233	IDR	12,910,285,000	UBS AG	8/16/17	(1,238)
USD	1,014,885	IDR	13,610,620,000	UBS AG	8/16/17	(851)
USD	981,909	IDR	13,168,385,000	UBS AG	8/16/17	(824)
USD	328,493	IDR	4,407,390,000	UBS AG	8/16/17	(423)
USD	335,210	IDR	4,495,500,000	UBS AG	8/16/17	(281)
CLP	3,855,260,000	USD	5,800,000	Credit Suisse International	8/21/17	(618)
USD	4,314,044	GBP	3,365,000	Barclays Bank PLC	8/21/17	(75,736)
USD	4,316,154	GBP	3,360,000	Barclays Bank PLC	8/21/17	(67,104)
USD	26,795,402	TRY	95,877,966	BNP Paribas S.A.	8/21/17	(48,931)
COP	10,529,986,500	USD	3,450,000	UBS AG	8/22/17	(19,606)
USD	8,180,014	MXN	155,056,255	JPMorgan Chase Bank N.A.	8/23/17	(290,588)
USD	5,437,000	CNH	37,119,704	Morgan Stanley & Co. International PLC	9/01/17	(12,444)
USD	1,594,499	EUR	1,410,200	BNP Paribas S.A.	9/07/17	(21,925)
USD	895,696	CNH	6,118,497	Goldman Sachs International	9/14/17	(1,688)
USD	577,892	CNH	3,947,582	Goldman Sachs International	9/14/17	(1,089)
USD	1,263,523	EUR	1,122,843	JPMorgan Chase Bank N.A.	9/14/17	(24,025)
USD	2,967,665	EUR	2,625,474	UBS AG	9/14/17	(42,928)
USD	2,273,047	EUR	2,010,950	UBS AG	9/14/17	(32,880)
USD	8,800,000	AUD	11,672,558	Deutsche Bank AG	9/15/17	(162,930)
USD	2,543,650	RUB	155,302,566	Credit Suisse International	9/15/17	(47,744)
USD	837,633	RUB	50,479,968	Credit Suisse International	9/15/17	(4,680)
CHF	1,350,000	NOK	11,838,710	Citibank N.A.	9/20/17	(5,045)
EUR	16,575,000	SEK	159,817,295	Goldman Sachs International	9/20/17	(45,505)
EUR	1,350,000	SEK	13,091,085	HSBC Bank PLC	9/20/17	(12,566)
EUR	2,240,000	SEK	21,548,692	JPMorgan Chase Bank N.A.	9/20/17	(242)
EUR	1,350,000	SEK	13,158,689	Morgan Stanley & Co. International PLC	9/20/17	(20,627)
JPY	119,076,287	USD	1,070,000	Barclays Bank PLC	9/20/17	(7,526)
JPY	418,516,472	USD	3,740,000	Barclays Bank PLC	9/20/17	(5,731)
JPY	649,829,797	USD	5,815,000	Citibank N.A.	9/20/17	(16,807)
KRW	994,426,400	USD	880,000	Deutsche Bank AG	9/20/17	(9,808)
MXN	26,158,720	GBP	1,120,000	Deutsche Bank AG	9/20/17	(39,438)
MXN	20,832,856	GBP	880,000	JPMorgan Chase Bank N.A.	9/20/17	(15,779)
MXN	24,594,840	USD	1,350,000	Deutsche Bank AG	9/20/17	(12,095)
MXN	67,996,435	USD	3,750,690	JPMorgan Chase Bank N.A.	9/20/17	(51,834)
MXN	40,816,763	USD	2,235,000	JPMorgan Chase Bank N.A.	9/20/17	(14,658)
NOK	38,378,818	EUR	4,045,000	Goldman Sachs International	9/20/17	(35,597)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	41

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
NOK	13,350,000	SEK	13,608,323	JPMorgan Chase Bank N.A.	9/20/17	$(21,193)
TRY	3,634,400	EUR	880,000	JPMorgan Chase Bank N.A.	9/20/17	(58)
USD	24,921,419	AUD	32,974,000	Goldman Sachs International	9/20/17	(396,390)
USD	24,954,603	AUD	32,966,000	Goldman Sachs International	9/20/17	(357,065)
USD	1,701,974	AUD	2,240,000	Goldman Sachs International	9/20/17	(17,923)
USD	6,600,000	CAD	8,591,220	Bank of America N.A.	9/20/17	(33,447)
USD	880,000	CAD	1,140,455	Citibank N.A.	9/20/17	(568)
USD	5,825,000	CAD	7,576,793	Credit Suisse International	9/20/17	(25,188)
USD	1,120,000	CAD	1,478,340	HSBC Bank PLC	9/20/17	(21,454)
USD	1,120,000	CAD	1,470,563	HSBC Bank PLC	9/20/17	(15,450)
USD	440,000	CAD	579,740	JPMorgan Chase Bank N.A.	9/20/17	(7,628)
USD	2,700,000	CHF	2,577,183	Goldman Sachs International	9/20/17	(1,733)
USD	76,177,860	EUR	67,695,000	Barclays Bank PLC	9/20/17	(1,473,017)
USD	1,631,395	EUR	1,450,000	Citibank N.A.	9/20/17	(31,856)
USD	1,638,567	EUR	1,450,000	Citibank N.A.	9/20/17	(24,684)
USD	1,267,322	EUR	1,120,000	JPMorgan Chase Bank N.A.	9/20/17	(17,396)
USD	21,308,536	EUR	18,714,320	Morgan Stanley & Co. International PLC	9/20/17	(158,091)
USD	521,399	GBP	400,000	Bank of America N.A.	9/20/17	(892)
USD	2,900,000	GBP	2,226,300	HSBC Bank PLC	9/20/17	(6,940)
USD	1,724,504	GBP	1,350,000	JPMorgan Chase Bank N.A.	9/20/17	(38,228)
USD	1,131,508	GBP	880,000	Morgan Stanley & Co. International PLC	9/20/17	(17,532)
USD	1,235,000	NOK	10,379,743	Bank of America N.A.	9/20/17	(10,256)
USD	880,000	NOK	7,350,758	Bank of America N.A.	9/20/17	(1,869)
USD	4,030,000	NOK	33,808,206	Deutsche Bank AG	9/20/17	(25,964)
USD	1,350,000	NOK	11,376,150	Deutsche Bank AG	9/20/17	(14,795)
USD	1,348,800	NOK	11,335,979	Deutsche Bank AG	9/20/17	(11,175)
USD	1,461,200	NOK	12,279,048	HSBC Bank PLC	9/20/17	(11,915)
USD	1,021,111	NZD	1,400,000	BNP Paribas S.A.	9/20/17	(3,284)
USD	614,349	NZD	840,000	BNP Paribas S.A.	9/20/17	(288)
USD	636,464	NZD	880,000	Standard Chartered Bank	9/20/17	(7,442)
USD	100,000	RUB	6,031,850	BNP Paribas S.A.	9/20/17	(558)
USD	8,114,327	TRY	29,259,859	Bank of America N.A.	9/20/17	(11,861)
ZAR	39,378,498	USD	3,000,000	Goldman Sachs International	9/20/17	(30,925)
BRL	6,851,840	USD	2,120,000	Deutsche Bank AG	9/26/17	(87,836)
RUB	123,638,400	USD	2,120,000	Société Générale	9/26/17	(61,023)
USD	2,120,000	CAD	2,807,120	Bank of America N.A.	9/26/17	(47,609)
USD	530,000	CAD	701,805	Goldman Sachs International	9/26/17	(11,921)
USD	2,650,000	EUR	2,473,145	Bank of America N.A.	9/26/17	(187,820)
USD	2,200,000	MXN	40,726,019	BNP Paribas S.A.	9/26/17	(13,361)
JPY	486,325,400	USD	4,400,000	Goldman Sachs International	10/23/17	(53,527)
JPY	592,851,216	USD	5,300,000	Morgan Stanley & Co. International PLC	10/23/17	(1,466)
USD	38,644,249	TRY	140,645,744	BNP Paribas S.A.	10/23/17	(76,414)
JPY	638,341,060	USD	5,900,000	Citibank N.A.	11/10/17	(189,705)
USD	4,030,000	TWD	122,350,800	Deutsche Bank AG	12/20/17	(21,077)
USD	4,030,000	TWD	122,391,100	Goldman Sachs International	12/20/17	(22,411)
USD	16,790,000	HKD	131,339,775	Goldman Sachs International	1/19/18	(104,380)
INR	994,125,000	USD	15,000,000	JPMorgan Chase Bank N.A.	2/20/18	(64,640)

42	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,140,000	INR	142,930,600	HSBC Bank PLC	2/20/18	$(7,336)
USD	5,500,000	INR	371,030,000	JPMorgan Chase Bank N.A.	2/20/18	(74,215)
USD	314,596	EUR	291,624	Citibank N.A.	2/21/18	(22,831)
USD	510,583	EUR	474,917	Deutsche Bank AG	2/21/18	(38,925)
USD	515,161	EUR	479,196	Morgan Stanley & Co. International PLC	2/21/18	(39,298)
USD	14,670,000	CNH	103,460,175	JPMorgan Chase Bank N.A.	5/21/18	(254,013)
TRY	59,156,256	USD	15,346,526	BNP Paribas S.A.	6/25/18	(63,278)
MXN	108,029,850	USD	5,430,000	Barclays Bank PLC	6/14/19	(33,596)
						(15,041,791)
Net Unrealized Depreciation						$(2,919,230)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
CBOE Volatility Index	Call	7/19/17	USD	12.50	1,546	$143,005
Alibaba Group Holding Ltd.	Call	7/21/17	USD	145.00	662	129,090
Energy Select Sector SPDR ETF	Call	7/21/17	USD	66.00	1,866	101,697
iShares MSCI Emerging Markets Index ETF	Call	7/21/17	USD	42.00	1,489	41,692
SPDR S&P 500 ETF Trust	Call	7/21/17	USD	245.00	1,870	118,745
Alibaba Group Holding Ltd.	Call	8/18/17	USD	145.00	444	230,880
Financial Select Sector SPDR Fund	Call	8/18/17	USD	25.00	7,462	276,094
Market Vector Russia ETF Trust	Call	8/18/17	USD	22.00	2,080	7,280
iShares MSCI Brazil Index ETF	Call	9/15/17	USD	36.00	3,978	407,745
iShares MSCI Emerging Markets Index ETF	Call	9/15/17	USD	42.00	1,888	162,368
SPDR S&P 500 ETF Trust	Call	1/19/18	USD	280.00	3,532	35,320
SPDR S&P 500 ETF Trust	Call	1/19/18	USD	270.00	1,678	41,950
SPDR S&P 500 ETF Trust	Call	6/15/18	USD	300.00	1,757	21,084
SPDR S&P 500 ETF Trust	Call	1/18/19	USD	310.00	1,683	58,905
SPDR S&P 500 ETF Trust	Call	12/20/19	USD	350.00	1,672	63,536
Energy Select Sector SPDR ETF	Put	7/21/17	USD	64.00	1,068	68,886
Exxon Mobil Corp.	Put	7/21/17	USD	80.00	883	59,603
iShares iBoxx $ High Yield Corporate Bond ETF	Put	7/21/17	USD	88.00	811	40,145
SPDR S&P 500 ETF Trust	Put	7/21/17	USD	239.00	1,500	173,250
SPDR S&P 500 ETF Trust	Put	7/21/17	USD	240.00	935	129,965
AutoZone, Inc.	Put	8/18/17	USD	540.00	348	306,240
Continental Resources, Inc.	Put	8/18/17	USD	27.00	774	34,830
Energy Select Sector SPDR ETF	Put	8/18/17	USD	64.00	1,339	153,316
Hess Corp.	Put	8/18/17	USD	30.00	3,747	14,988
Energy Select Sector SPDR ETF	Put	9/29/17	USD	65.00	1,870	510,510
Euro Dollar (1 Year) Mid-Curve	Put	10/13/17	USD	98.00	9,688	1,029,350
Total						$4,360,474

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	43

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Barrier Options Purchased

Description	Put/ Call	Type of Option	Counterparty	Expiration Date	Strike Price		Barrier Price		Notional Amount (000)		Value
USD Currency	Call	One-Touch	Morgan Stanley & Co. International PLC	9/15/17	CAD	0.00	USD	1.40	USD	1,500	$22,328
USD Currency	Call	One-Touch	Citibank N.A.	11/10/17	JPY	125.00	USD	125.00	USD	5,700	90,319
USD Currency	Put	Down-and-Out	BNP Paribas S.A.	7/03/17	TRY	3.50	USD	3.35	USD	6,360	4,985
USD Currency	Put	Under-and-In	BNP Paribas S.A.	9/01/17	JPY	110.50	USD	112.94	USD	22,100	124,160
USD Currency	Put	Under-and-In	Deutsche Bank AG	9/21/17	CAD	1.33	USD	1.35	USD	22,100	26,471
Total											$268,263

OTC Options Purchased
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency[1]	Call	Barclays Bank PLC	7/03/17	MXN	19.00	USD	3,013	—	$—
USD Currency[1]	Call	Morgan Stanley & Co. International PLC	7/03/17	MXN	20.00	USD	7,532	—	1
USD Currency[1]	Call	Morgan Stanley & Co. International PLC	7/03/17	MXN	21.50	USD	2,510	—	—
USD Currency	Call	Morgan Stanley & Co. International PLC	7/05/17	JPY	112.25	USD	32,100	—	142,263
AUD Currency	Call	Morgan Stanley & Co. International PLC	7/07/17	NZD	1.06	AUD	40,450	—	51,139
USD Currency	Call	Barclays Bank PLC	7/07/17	JPY	111.00	USD	4,431	—	59,060
USD Currency	Call	Royal Bank of Scotland PLC	7/07/17	EUR	1.11	USD	55,200	—	460
USD Currency	Call	Citibank N.A.	7/13/17	MXN	18.36	USD	22,365	—	88,784
Nikkei 225 Index	Call	Citibank N.A.	7/14/17	JPY	20,509.65		—	25	9,249
EUR Currency	Call	Deutsche Bank AG	7/21/17	JPY	130.00	EUR	26,700	—	105,976
EUR Currency	Call	HSBC Bank PLC	7/21/17	JPY	125.00	EUR	21,400	—	642,940
USD Currency	Call	BNP Paribas S.A.	7/26/17	JPY	113.00	USD	18,753	—	108,511
USD Currency	Call	Citibank N.A.	7/26/17	JPY	113.00	USD	18,735	—	107,714
EUR Currency	Call	HSBC Bank PLC	7/28/17	GBP	0.88	EUR	10,700	—	93,982
EUR Currency	Call	HSBC Bank PLC	7/28/17	GBP	0.92	EUR	10,700	—	3,868
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	150.00	GBP	26,700	—	65,267
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	145.00	GBP	21,400	—	392,803
USD Currency	Call	Deutsche Bank AG	8/07/17	RUB	58.00	USD	3,446	—	113,751
USD Currency	Call	Morgan Stanley & Co. International PLC	8/09/17	JPY	118.00	USD	66,300	—	21,339
USD Currency	Call	Deutsche Bank AG	8/11/17	CNH	7.10	USD	10,700	—	433
USD Currency	Call	HSBC Bank PLC	8/11/17	CNH	6.80	USD	10,700	—	54,173
USD Currency	Call	UBS AG	8/11/17	CAD	1.35	USD	22,000	—	18,964
AUD Currency	Call	Bank of America N.A.	8/14/17	NZD	1.08	AUD	10,775	—	11,301
AUD Currency	Call	Citibank N.A.	8/14/17	NZD	1.08	AUD	34,000	—	35,658
AUD Currency	Call	UBS AG	8/14/17	NZD	1.12	AUD	33,465	—	1,195
AUD Currency	Call	UBS AG	8/14/17	NZD	1.12	AUD	22,310	—	797
EUR Currency	Call	Barclays Bank PLC	8/16/17	USD	1.11	EUR	33,000	—	1,169,292
EUR Currency	Call	BNP Paribas S.A.	8/16/17	USD	1.14	EUR	33,000	—	427,315
USD Currency	Call	Bank of America N.A.	8/25/17	CAD	1.34	USD	22,365	—	59,588
USD Currency	Call	Barclays Bank PLC	8/25/17	CAD	1.35	USD	22,000	—	28,584
USD Currency	Call	Goldman Sachs International	8/25/17	CAD	1.38	USD	22,000	—	6,486
USD Currency	Call	UBS AG	8/25/17	CAD	1.35	USD	22,405	—	29,964
USD Currency	Call	HSBC Bank PLC	9/01/17	TWD	30.50	USD	7,968	—	64,136
AUD Currency	Call	Morgan Stanley & Co. International PLC	9/05/17	NZD	1.08	AUD	44,855	—	85,331
EUR Currency	Call	BNP Paribas S.A.	9/18/17	USD	1.11	EUR	104,085	—	4,072,335
USD Currency	Call	Credit Suisse International	9/29/17	CAD	1.37	USD	22,100	—	33,129

44	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Bank of America N.A.	11/10/17	HKD	7.74	USD	20,500	—	$130,730
USD Currency	Call	Citibank N.A.	11/10/17	JPY	118.00	USD	70,500	—	262,968
USD Currency	Call	HSBC Bank PLC	11/10/17	HKD	7.74	USD	20,500	—	125,443
USD Currency	Call	Deutsche Bank AG	11/15/17	JPY	120.00	USD	67,000	—	145,135
USD Currency	Call	HSBC Bank PLC	11/15/17	JPY	114.00	USD	67,000	—	817,043
USD Currency	Call	HSBC Bank PLC	2/09/18	HKD	7.75	USD	20,500	—	103,397
USD Currency	Call	JPMorgan Chase Bank N.A.	2/09/18	HKD	7.75	USD	20,500	—	103,397
USD Currency	Call	HSBC Bank PLC	3/15/18	HKD	7.75	USD	42,550	—	215,330
GBP Currency[1]	Put	Deutsche Bank AG	7/03/17	USD	1.25	GBP	22,425	—	3
GBP Currency	Put	UBS AG	7/03/17	USD	1.28	GBP	22,425	—	5
USD Currency	Put	Citibank N.A.	7/03/17	CNH	6.79	USD	208,766	—	574,340
USD Currency	Put	Citibank N.A.	7/03/17	CNH	6.80	USD	54,375	—	207,440
EUR Currency	Put	JPMorgan Chase Bank N.A.	7/06/17	MXN	20.80	EUR	4,039	—	47,714
USD Currency	Put	Citibank N.A.	7/06/17	BRL	3.18	USD	5,271	—	26
USD Currency	Put	Citibank N.A.	7/07/17	CAD	1.31	USD	10,700	—	107,628
AUD Currency	Put	Barclays Bank PLC	7/27/17	USD	0.75	AUD	6,335	—	6,872
AUD Currency	Put	JPMorgan Chase Bank N.A.	7/27/17	USD	0.72	AUD	6,335	—	245
GBP Currency	Put	HSBC Bank PLC	7/28/17	USD	1.22	GBP	10,700	—	564
GBP Currency[1]	Put	HSBC Bank PLC	7/28/17	USD	1.17	GBP	10,700	—	1
USD Currency	Put	HSBC Bank PLC	7/28/17	CNH	6.88	USD	10,619	—	113,806
USD Currency	Put	BNP Paribas S.A.	8/04/17	RUB	58.00	USD	21,400	—	119,766
USD Currency	Put	Deutsche Bank AG	8/04/17	RUB	55.00	USD	21,400	—	6,034
USD Currency	Put	Société Générale	8/04/17	RUB	55.00	USD	32,000	—	9,160
KOSPI 200 Index	Put	Citibank N.A.	8/10/17	KRW	304.52		—	50	21,070
CAD Currency	Put	JPMorgan Chase Bank N.A.	8/15/17	MXN	14.00	CAD	21,500	—	223,760
CAD Currency	Put	JPMorgan Chase Bank N.A.	8/15/17	MXN	13.50	CAD	21,500	—	37,881
EUR Currency	Put	BNP Paribas S.A.	8/25/17	USD	1.12	EUR	4,921	—	17,943
USD Currency	Put	Citibank N.A.	8/25/17	TRY	3.52	USD	10,486	—	99,431
EUR Currency	Put	JPMorgan Chase Bank N.A.	8/29/17	MXN	20.50	EUR	4,256	—	51,217
USD Currency	Put	Deutsche Bank AG	9/01/17	CNH	6.80	USD	10,619	—	56,203
USD Currency	Put	Citibank N.A.	9/26/17	MXN	18.20	USD	5,500	—	108,137
USD Currency	Put	Credit Suisse International	9/26/17	RUB	58.34	USD	3,500	—	41,311
USD Currency	Put	Deutsche Bank AG	9/26/17	TRY	3.50	USD	11,100	—	99,767
USD Currency	Put	Deutsche Bank AG	9/26/17	RUB	56.50	USD	7,500	—	32,845
USD Currency	Put	Deutsche Bank AG	10/27/17	SEK	8.25	USD	22,300	—	207,321
USD Currency	Put	Goldman Sachs International	10/27/17	SEK	8.50	USD	44,700	—	1,183,594
USD Currency	Put	Goldman Sachs International	10/27/17	SEK	8.25	USD	22,400	—	208,251
USD Currency	Put	Morgan Stanley & Co. International PLC	10/27/17	SEK	8.00	USD	44,700	—	188,127
USD Currency	Put	Deutsche Bank AG	1/12/18	SEK	8.00	USD	44,950	—	325,089
USD Currency	Put	Deutsche Bank AG	2/16/18	INR	67.00	USD	21,400	—	575,178
USD Currency	Put	JPMorgan Chase Bank N.A.	5/17/18	CNH	6.90	USD	44,450	—	654,976
Total									$15,334,936

[1]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	45

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Credit Default Swaptions Purchased

Description	Counterparty	Put/ Call	Strike Price	Pay/Receive Floating Rate Index	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	250.00%	Receive	ITRX.XO.27.V1	8/16/17	EUR	7,800	$66,185
Bought protection on 5-Year Credit Default Swaps	Citibank N.A.	Put	250.00%	Receive	ITRX.XO.27.V1	8/16/17	EUR	7,800	66,185
Total									$132,370

OTC Interest Rate Swaptions Purchased

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	2.43%	Pay	3-month LIBOR	7/20/17	USD	27,700	$23,141
10-Year Interest Rate Swap	Goldman Sachs International	Put	1.13%	Pay	6-month GBP LIBOR	9/22/17	GBP	860	30,956
2-Year Interest Rate Swap	Citibank N.A.	Put	2.10%	Pay	3-month LIBOR	6/26/18	USD	187,535	474,533
Total									$528,630

Exchange-Traded Options Written

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
PowerShares QQQ Trust, Series 1 ETF	Call	7/14/17	USD	141.00	1,311	$(41,297)
PowerShares QQQ Trust, Series 1 ETF	Call	7/14/17	USD	141.50	2,621	(60,283)
CBOE Volatility Index	Call	7/19/17	USD	16.00	1,546	(61,840)
CBOE Volatility Index	Call	7/19/17	USD	13.00	2,181	(174,480)
Delta Air Lines, Inc.	Call	7/21/17	USD	55.00	1,041	(75,993)
United Continental Holdings, Inc.	Call	7/21/17	USD	80.00	561	(41,514)
U.S. Treasury Notes (2 Year)	Call	8/25/17	USD	108.38	849	(66,328)
iShares MSCI Brazil Index ETF	Call	9/15/17	USD	41.00	5,967	(71,604)
iShares MSCI Emerging Markets Index ETF	Call	9/15/17	USD	43.00	3,773	(182,991)
PowerShares QQQ Trust, Series 1 ETF	Put	7/14/17	USD	133.00	1,311	(72,105)
PowerShares QQQ Trust, Series 1 ETF	Put	7/14/17	USD	134.00	2,621	(183,470)
Delta Air Lines, Inc.	Put	7/21/17	USD	52.00	1,167	(70,604)
Energy Select Sector SPDR ETF	Put	7/21/17	USD	62.50	1,068	(34,176)
iShares iBoxx $ High Yield Corporate Bond ETF	Put	7/21/17	USD	86.50	2,703	(41,897)
SPDR S&P 500 ETF Trust	Put	7/21/17	USD	236.00	2,246	(156,097)
SPDR S&P Oil & Gas Explore & Production ETF	Put	7/21/17	USD	28.50	2,136	(26,700)
United Continental Holdings, Inc.	Put	7/21/17	USD	77.50	562	(200,915)
AutoZone, Inc.	Put	8/18/17	USD	510.00	442	(159,120)
Continental Resources, Inc.	Put	8/18/17	USD	24.00	774	(13,545)
Energy Select Sector SPDR ETF	Put	8/18/17	USD	60.00	2,009	(76,342)
U.S. Treasury Notes (10 Year)	Put	8/25/17	USD	125.00	441	(268,734)
Energy Select Sector SPDR ETF	Put	9/29/17	USD	60.00	2,805	(272,085)
Euro Dollar (1 Year) Mid-Curve	Put	10/13/17	USD	97.50	4,843	(60,538)
Euro Dollar (1 Year) Mid-Curve	Put	10/13/17	USD	97.63	9,688	(181,650)
Total						$(2,594,308)

46	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency[1]	Call	Goldman Sachs International	7/03/17	MXN	22.60	USD	5,020	$(1)
USD Currency[1]	Call	Morgan Stanley & Co. International PLC	7/03/17	MXN	19.00	USD	3,013	—
USD Currency	Call	BNP Paribas S.A.	7/05/17	JPY	112.25	USD	18,700	(81,860)
USD Currency	Call	Goldman Sachs International	7/05/17	JPY	112.25	USD	13,400	(58,659)
Fannie Mae Mortgage-Backed Securities	Call	JPMorgan Chase Bank N.A.	7/06/17	USD	100.00	USD	14,810	(17,263)
USD Currency	Call	Citibank N.A.	7/06/17	BRL	3.31	USD	5,271	(29,645)
USD Currency	Call	Deutsche Bank AG	7/17/17	ZAR	14.00	USD	2,510	(2,511)
EUR Currency	Call	Deutsche Bank AG	7/21/17	JPY	125.00	EUR	21,400	(649,521)
EUR Currency	Call	HSBC Bank PLC	7/21/17	JPY	130.00	EUR	26,700	(104,295)
USD Currency	Call	Citibank N.A.	7/27/17	TRY	3.65	USD	10,486	(38,777)
EUR Currency	Call	HSBC Bank PLC	7/28/17	GBP	0.92	EUR	10,700	(3,992)
EUR Currency	Call	Morgan Stanley & Co. International PLC	7/28/17	GBP	0.88	EUR	10,700	(92,922)
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	145.00	GBP	21,400	(392,314)
GBP Currency	Call	HSBC Bank PLC	7/28/17	JPY	150.00	GBP	26,700	(65,569)
TRY Currency	Call	BNP Paribas S.A.	7/28/17	ZAR	3.68	TRY	12,647	(62,768)
USD Currency	Call	Morgan Stanley & Co. International PLC	8/09/17	JPY	118.00	USD	66,300	(21,439)
USD Currency	Call	Barclays Bank PLC	8/10/17	BRL	3.40	USD	3,190	(33,638)
USD Currency	Call	Deutsche Bank AG	8/11/17	CNH	6.80	USD	10,700	(54,148)
USD Currency	Call	Deutsche Bank AG	8/11/17	CAD	1.35	USD	22,100	(19,270)
USD Currency	Call	HSBC Bank PLC	8/11/17	CNH	7.10	USD	10,700	(433)
AUD Currency	Call	Bank of America N.A.	8/14/17	NZD	1.12	AUD	10,775	(385)
AUD Currency	Call	Bank of America N.A.	8/14/17	NZD	1.08	AUD	44,775	(46,989)
AUD Currency	Call	Citibank N.A.	8/14/17	NZD	1.12	AUD	45,000	(1,642)
EUR Currency	Call	Barclays Bank PLC	8/16/17	USD	1.14	EUR	33,000	(427,312)
EUR Currency	Call	BNP Paribas S.A.	8/16/17	USD	1.11	EUR	33,000	(1,169,298)
USD Currency	Call	Barclays Bank PLC	8/25/17	CAD	1.38	USD	22,000	(6,449)
EUR Currency	Call	JPMorgan Chase Bank N.A.	8/29/17	MXN	21.50	EUR	4,256	(43,679)
EUR Currency	Call	Citibank N.A.	9/18/17	USD	1.11	EUR	104,085	(4,089,387)
USD Currency	Call	HSBC Bank PLC	9/29/17	CAD	1.37	USD	22,100	(33,316)
USD Currency	Call	HSBC Bank PLC	11/10/17	HKD	7.74	USD	20,500	(126,259)
USD Currency	Call	HSBC Bank PLC	11/10/17	HKD	7.74	USD	20,500	(131,548)
USD Currency	Call	HSBC Bank PLC	11/15/17	JPY	120.00	USD	67,000	(143,192)
USD Currency	Call	Goldman Sachs International	12/18/17	HKD	7.78	USD	20,500	(44,017)
GBP Currency	Put	Deutsche Bank AG	7/03/17	USD	1.28	GBP	3,360	(1)
GBP Currency[1]	Put	UBS AG	7/03/17	USD	1.25	GBP	22,425	(3)
USD Currency	Put	Citibank N.A.	7/03/17	CNH	6.76	USD	54,375	(29,817)
USD Currency	Put	Citibank N.A.	7/03/17	CNH	6.75	USD	208,766	(79,028)
Fannie Mae Mortgage-Backed Securities	Put	Credit Suisse International	7/06/17	USD	99.00	USD	8,052	(700)
USD Currency	Put	Deutsche Bank AG	7/07/17	CAD	1.31	USD	10,700	(106,859)
USD Currency	Put	Deutsche Bank AG	7/17/17	ZAR	13.00	USD	2,510	(20,609)
AUD Currency	Put	Barclays Bank PLC	7/27/17	USD	0.72	AUD	6,335	(245)
GBP Currency[1]	Put	HSBC Bank PLC	7/28/17	USD	1.17	GBP	10,700	(1)
USD Currency	Put	HSBC Bank PLC	7/28/17	CNH	6.88	USD	10,619	—
USD Currency	Put	BNP Paribas S.A.	8/04/17	RUB	55.00	USD	42,800	(12,065)
USD Currency	Put	Société Générale	8/04/17	RUB	58.00	USD	21,400	(121,032)
USD Currency	Put	Barclays Bank PLC	8/10/17	BRL	3.30	USD	3,190	(38,942)
CAD Currency	Put	Goldman Sachs International	8/15/17	MXN	13.50	CAD	21,500	(37,447)
CAD Currency	Put	JPMorgan Chase Bank N.A.	8/15/17	MXN	14.00	CAD	21,500	(219,696)
USD Currency	Put	HSBC Bank PLC	9/01/17	TWD	30.00	USD	7,968	(24,989)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	47

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Put	Deutsche Bank AG	9/26/17	RUB	58.34	USD	3,500	$(41,552)
USD Currency	Put	Deutsche Bank AG	10/27/17	SEK	8.50	USD	22,350	(502,819)
USD Currency	Put	Goldman Sachs International	10/27/17	SEK	8.25	USD	22,350	(249,367)
USD Currency	Put	Goldman Sachs International	10/27/17	SEK	8.50	USD	22,350	(502,819)
USD Currency	Put	Goldman Sachs International	10/27/17	SEK	8.00	USD	44,700	(188,592)
USD Currency	Put	HSBC Bank PLC	5/17/18	CNH	6.90	USD	22,225	(330,005)
Total								$(10,499,086)

[1]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
30-Year Interest Rate Swap	Citibank N.A.	Call	2.24%	Pay	3-month LIBOR	8/31/17	USD	37,300	$(130,647)
2-Year Interest Rate Swap	Citibank N.A.	Call	1.40%	Pay	3-month LIBOR	6/26/18	USD	187,535	(217,883)
30-Year Interest Rate Swap	Morgan Stanley & Co. International PLC	Put	2.69%	Receive	3-month LIBOR	8/31/17	USD	37,500	(319,546)
Total									$(668,076)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
ITRAXX.FINSR.25.V1	1.00%	6/20/21	EUR	2,000	$(52,787)
ITRAXX.FINSR.27.V1	1.00%	6/20/22	EUR	27,620	(725,243)
ITRAXX.XO.27.V1	5.00%	6/20/22	EUR	55,490	(7,319,396)
Total					$(8,097,426)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
ITRAXX.EUR.21.V1	1.00%	6/20/19	BBB+	EUR	1,445	$27,861
ITRAXX.EUR.25.V1	1.00%	6/20/21	BBB+	EUR	5,170	137,669
CDX.NA.HY.28.V1	5.00%	6/20/22	B+	USD	17,310	1,193,213
CDX.NA.IG.28.V1	1.00%	6/20/22	B+	USD	57,489	1,063,736
ITRAXX.EUR.27.V1	1.00%	6/20/22	BBB+	EUR	79,690	1,958,514
Total						$4,380,993

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

48	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
7.36%[1]	28-day MXIBTIIE	N/A	1/28/19	MXN	728,739	$(230,861)
7.32%[2]	28-day MXIBTIIE	N/A	2/20/20	MXN	674,413	507,687
7.16%[2]	28-day MXIBTIIE	N/A	4/29/20	MXN	702,890	416,940
7.05%[2]	28-day MXIBTIIE	N/A	6/11/20	MXN	375,000	173,206
7.45%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	230,990	335,116
7.48%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	115,492	176,444
7.47%[2]	28-day MXIBTIIE	N/A	3/07/22	MXN	115,490	173,898
7.16%[2]	28-day MXIBTIIE	N/A	6/01/22	MXN	275,071	228,787
6.32%[2]	28-day MXIBTIIE	N/A	7/17/25	MXN	73,475	(187,496)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	2,360	(7,907)
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	1,800	(12,767)
3.46%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	27,662	183,477
3.45%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	20,580	95,403
3.43%[2]	UK RPI All Items Monthly	N/A	10/15/26	GBP	20,281	37,387
7.41%[2]	28-day MXIBTIIE	N/A	5/25/27	MXN	157,720	143,715
7.38%[2]	28-day MXIBTIIE	N/A	5/25/27	MXN	25,663	19,818
7.20%[1]	28-day MXIBTIIE	N/A	6/03/27	MXN	141,000	(7,634)
7.82%[2]	28-day MXIBTIIE	N/A	3/04/37	MXN	55,688	77,791
7.92%[2]	28-day MXIBTIIE	N/A	5/01/37	MXN	72,507	142,817
7.95%[2]	28-day MXIBTIIE	N/A	5/01/37	MXN	66,714	143,384
Total						$2,409,205

[1]	The Master Portfolio pays the fixed rate and receives the floating rate.

[2]	The Master Portfolio pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date		Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	USD	1,021	$ 178,887	$ 140,799	$ 38,088
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	USD	1,780	292,300	225,926	66,374
CMBX.NA.9.AAA	0.50%	Credit Suisse International	9/17/58	USD	4,540	117,896	55,763	62,133
CMBX.NA.9.AAA	0.50%	Deutsche Bank AG	9/17/58	USD	3,620	94,649	45,107	49,542
CMBX.NA.9.AAA	0.50%	Morgan Stanley & Co. International PLC	9/17/58	USD	5,520	157,148	81,604	75,544
CMBX.NA.9.AAA	0.50%	Morgan Stanley & Co. International PLC	9/17/58	USD	3,050	79,203	37,462	41,741
CMBX.NA.9.AAA	0.50%	Morgan Stanley & Co. International PLC	9/17/58	USD	2,530	65,700	31,075	34,625
CMBX.NA.6.BBB-	3.00%	Deutsche Bank AG	5/11/63	USD	1,700	354,668	156,167	198,501
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	850	184,680	85,430	99,250
CMBX.NA.6.BBB-	3.00%	Morgan Stanley & Co. International PLC	5/11/63	USD	850	147,992	48,742	99,250
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	USD	6,000	15,852	52,488	(36,636)
ITRAXX.FINSR.19.V1	1.00%	Citibank N.A.	6/20/18	EUR	8,200	(137,168)	(50,933)	(86,235)
ITRAXX.FINSR.20.V1	1.00%	Barclays Bank PLC	12/20/18	EUR	1,450	(25,876)	(3,653)	(22,223)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	5,900	(138,570)	(48,147)	(90,423)
ITRAXX.FINSR.20.V1	1.00%	Citibank N.A.	12/20/18	EUR	3,120	(55,519)	(7,702)	(47,817)
Hertz Global Holdings, Inc.	5.00%	Barclays Bank PLC	6/20/19	USD	300	145	1,451	(1,306)
Republic of Portugal	1.00%	BNP Paribas S.A.	9/20/19	USD	875	6,578	11,418	(4,840)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	7,452	(42,285)	38,920	(81,205)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	7,452	(11,342)	60,327	(71,669)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	49

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	$ (20,051)	$ (250)	$ (19,801)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,205	(27,753)	(3,897)	(23,856)
Australia and New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	795	(18,580)	(2,834)	(15,746)
Banco Comercial Portugues SA	5.00%	BNP Paribas S.A.	12/20/20	EUR	216	(21,372)	(2,623)	(18,749)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,150	(25,622)	(2,925)	(22,697)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(21,613)	(1,876)	(19,737)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	32,023	(9,251)	(1,666)	(7,585)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(8,319)	(1,373)	(6,946)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(8,401)	(1,455)	(6,946)
Itochu Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(8,006)	(1,060)	(6,946)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	4,245	(229,475)	(103,834)	(125,641)
Mitsubishi Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	47,573	(17,653)	(5,267)	(12,386)
Mitsubishi Corp.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(10,500)	(2,865)	(7,635)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	58,651	(17,005)	(2,251)	(14,754)
Mitsui & Co. Ltd.	1.00%	Goldman Sachs International	12/20/20	JPY	29,326	(8,187)	(810)	(7,377)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	USD	1,000	(20,918)	(947)	(19,971)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	810	(8,491)	14,559	(23,050)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	12/20/20	EUR	460	(4,469)	8,621	(13,090)
Standard Chartered PLC	1.00%	Goldman Sachs International	12/20/20	EUR	610	(12,474)	4,885	(17,359)
Standard Chartered PLC	1.00%	Morgan Stanley & Co. International PLC	12/20/20	EUR	240	(2,243)	4,587	(6,830)
Sumitomo Mitsui Banking Corp.	1.00%	Barclays Bank PLC	12/20/20	JPY	24,938	(5,362)	843	(6,205)
Sumitomo Mitsui Banking Corp.	1.00%	JPMorgan Chase Bank N.A.	12/20/20	JPY	25,316	(4,867)	1,432	(6,299)
Valero Energy Corp.	1.00%	Morgan Stanley & Co. International PLC	12/20/20	USD	4,450	(6,137)	76,206	(82,343)
Westpac Banking Corp.	1.00%	Citibank N.A.	12/20/20	USD	1,000	(23,101)	(2,206)	(20,895)
Kingdom of Thailand	1.00%	Barclays Bank PLC	6/20/21	USD	769	(16,093)	(836)	(15,257)
Kingdom of Thailand	1.00%	BNP Paribas S.A.	6/20/21	USD	731	(16,091)	(1,592)	(14,499)
Kingdom of Thailand	1.00%	Citibank N.A.	6/20/21	USD	420	(8,927)	(597)	(8,330)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	540	(11,072)	(359)	(10,713)
Kingdom of Thailand	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	540	(10,868)	(155)	(10,713)
BNP Paribas SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	800	(38,823)	(10,849)	(27,974)
Clariant AG	1.00%	BNP Paribas S.A.	12/20/21	EUR	500	(9,307)	(1,194)	(8,113)
Credit Suisse Group AG ADR	1.00%	Société Générale	12/20/21	EUR	700	301	14,284	(13,983)
Iberdrola SA	1.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	750	(31,682)	(9,665)	(22,017)
Monitchem HoldCo 3 SA	5.00%	JPMorgan Chase Bank N.A.	12/20/21	EUR	750	(117,352)	(13,923)	(103,429)
Russian Federation	1.00%	Bank of America N.A.	12/20/21	USD	425	32,028	22,468	9,560
Statoil ASA	1.00%	BNP Paribas S.A.	12/20/21	EUR	500	(30,002)	(10,890)	(19,112)
Techem GmbH	5.00%	Credit Suisse International	12/20/21	EUR	650	(215,796)	(108,159)	(107,637)
AutoZone, Inc.	1.00%	Bank of America N.A.	6/20/22	USD	3,300	(112,310)	(57,200)	(55,110)
AutoZone, Inc.	1.00%	Barclays Bank PLC	6/20/22	USD	4,200	(168,244)	(98,104)	(70,140)
AutoZone, Inc.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	5,300	(180,296)	(91,786)	(88,510)

50	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Cable & Wireless Communications Ltd.	5.00%	Goldman Sachs International	6/20/22	EUR	450	$(159,996)	$(72,806)	$(87,190)
CBS Corp.	1.00%	Credit Suisse International	6/20/22	USD	4,500	(159,698)	(79,986)	(79,712)
CBS Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	7,500	(269,905)	(137,052)	(132,853)
CBS Corp.	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	5,400	(191,778)	(96,124)	(95,654)
Fiat Chrysler Automobiles NV	5.00%	Bank of America N.A.	6/20/22	EUR	1,400	(316,133)	(156,497)	(159,636)
Glencore International AG	5.00%	Goldman Sachs International	6/20/22	EUR	5,300	(1,838,957)	(879,943)	(959,014)
Halliburton Co.	1.00%	Morgan Stanley & Co. International PLC	6/20/22	USD	8,400	(238,323)	(112,590)	(125,733)
Iceland Bondco PLC	5.00%	Citibank N.A.	6/20/22	EUR	400	(75,564)	(28,741)	(46,823)
Kingdom of Saudi Arabia	1.00%	Barclays Bank PLC	6/20/22	USD	2,210	(13,628)	(9,255)	(4,373)
Kingdom of Saudi Arabia	1.00%	Citibank N.A.	6/20/22	USD	11,050	(63,008)	(41,145)	(21,863)
Kingdom of Saudi Arabia	1.00%	Morgan Stanley & Co. International PLC	6/20/22	USD	3,315	(18,901)	(12,342)	(6,559)
Lanxess AG	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	2,167	(77,608)	(28,189)	(49,419)
Marks & Spencer PLC	1.00%	Bank of America N.A.	6/20/22	EUR	1,630	89,424	54,928	34,496
Marks & Spencer PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	1,650	93,097	58,178	34,919
Melia Hotels International SA	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	870	(384,763)	(178,552)	(206,211)
New Look Senior Issuer PLC	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	940	595,740	247,783	347,957
People’s Republic of China	1.00%	Bank of America N.A.	6/20/22	USD	2,001	(45,522)	(16,707)	(28,815)
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	4,600	(107,836)	(41,599)	(66,237)
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	3,159	(64,261)	(18,773)	(45,488)
People’s Republic of China	1.00%	Barclays Bank PLC	6/20/22	USD	1,387	(32,211)	(12,236)	(19,975)
People’s Republic of China	1.00%	Goldman Sachs International	6/20/22	USD	2,641	(52,487)	(14,459)	(38,028)
People’s Republic of China	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	1,212	(29,874)	(12,427)	(17,447)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	5,924	(722,740)	(270,960)	(451,780)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	1,867	(280,554)	(138,167)	(142,387)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	1,028	(161,292)	(82,891)	(78,401)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	967	(153,055)	(79,307)	(73,748)
Republic of Argentina	5.00%	Barclays Bank PLC	6/20/22	USD	967	(153,055)	(79,307)	(73,748)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	5,500	7,627	13,181	(5,554)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,344	16,257	17,614	(1,357)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,237	13,538	14,787	(1,249)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	1,200	13,133	14,345	(1,212)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	780	9,975	10,763	(788)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	780	7,985	8,773	(788)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	640	8,185	8,831	(646)
Republic of France	0.25%	Bank of America N.A.	6/20/22	USD	618	6,763	7,387	(624)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	1,656	16,971	18,643	(1,672)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	780	7,993	8,781	(788)
Republic of France	0.25%	Goldman Sachs International	6/20/22	USD	618	8,046	8,670	(624)
Republic of France	0.25%	JPMorgan Chase Bank N.A.	6/20/22	USD	770	8,952	9,730	(778)
Republic of Indonesia	1.00%	Citibank N.A.	6/20/22	USD	681	13,686	8,342	5,344
Republic of Indonesia	1.00%	Goldman Sachs International	6/20/22	USD	1,010	20,572	12,645	7,927
Republic of Indonesia	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	908	19,468	12,343	7,125
Republic of Korea	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	5,000	(232,042)	(120,471)	(111,571)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/22	USD	4,065	374,225	198,331	175,894

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	51

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	5,930	$ 516,689	$ 260,095	$ 256,594
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/22	USD	133	12,173	6,418	5,755
Republic of South Africa	1.00%	Citibank N.A.	6/20/22	USD	9,965	917,381	486,191	431,190
Republic of South Africa	1.00%	Goldman Sachs International	6/20/22	USD	2,487	228,687	121,074	107,613
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/22	USD	4,445	404,928	212,591	192,337
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/22	USD	18,547	(250,225)	(45,765)	(204,460)
Rio Tinto PLC	1.00%	Goldman Sachs International	6/20/22	USD	10,600	(81,827)	(31,827)	(50,000)
SFR Group SA	5.00%	Barclays Bank PLC	6/20/22	EUR	1,500	(383,879)	(180,102)	(203,777)
Simon Property Group, Inc.	1.00%	Barclays Bank PLC	6/20/22	USD	4,200	(34,958)	(5,561)	(29,397)
STMicroelectronics NV	1.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	888	(16,962)	(5,025)	(11,937)
Target Corp.	1.00%	Goldman Sachs International	6/20/22	USD	11,000	(342,762)	(185,209)	(157,553)
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	400	(139,527)	(59,725)	(79,802)
Tata Motors Ltd.	5.00%	Credit Suisse International	6/20/22	EUR	300	(104,142)	(44,291)	(59,851)
Tata Motors Ltd.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	EUR	800	(276,260)	(116,656)	(159,604)
Vodafone Group PLC	1.00%	Barclays Bank PLC	6/20/22	EUR	5,530	(158,461)	(37,060)	(121,401)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	6,505	(8,499)	2,136	(10,635)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	5,788	(11,385)	(1,923)	(9,462)
CMBX.NA.6.AAA	0.50%	Deutsche Bank AG	5/11/63	USD	4,064	(5,839)	806	(6,645)
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	840	152,885	54,802	98,083
CMBX.NA.6.BBB-	3.00%	J.P. Morgan Securities LLC	5/11/63	USD	840	152,885	54,802	98,083
Total						$(4,130,098)	$(934,019)	$(3,196,079)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.4.AM	0.50%	Deutsche Bank AG	2/17/51	BBB-	USD	1,840	$(256,390)	$(245,463)	$ (10,927)
CMBX.NA.8.A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	1,710	(183,844)	(97,401)	(86,443)
CMBX.NA.8.A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	440	(67,106)	(44,863)	(22,243)
CMBX.NA.8.A	2.00%	Morgan Stanley & Co. International PLC	10/17/57	Not Rated	USD	290	(39,633)	(24,973)	(14,660)
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	1,790	(124,712)	(57,965)	(66,747)
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	1,360	(121,053)	(70,340)	(50,713)
CMBX.NA.9.A	2.00%	Credit Suisse International	9/17/58	Not Rated	USD	400	(71,230)	(56,314)	(14,916)
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,850	(261,953)	(192,969)	(68,984)
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,530	(136,140)	(79,088)	(57,052)
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	4,880	(442,044)	(260,074)	(181,970)
CMBX.NA.9.A	2.00%	J.P. Morgan Securities LLC	9/17/58	Not Rated	USD	551	(88,939)	(68,377)	(20,562)
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,740	(165,184)	(63,013)	(102,171)
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	1,810	(159,795)	(92,302)	(67,493)
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	1,630	(149,520)	(88,739)	(60,781)
CMBX.NA.9.A	2.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	890	(76,703)	(43,516)	(33,187)
CMBX.NA.9.BBB-	3.00%	Credit Suisse International	9/17/58	Not Rated	USD	2,570	(575,329)	(271,748)	(303,581)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	3,860	(950,420)	(494,457)	(455,963)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	2,760	(622,976)	(296,951)	(326,025)
CMBX.NA.9.BBB-	3.00%	Morgan Stanley & Co. International PLC	9/17/58	Not Rated	USD	940	(214,753)	(103,715)	(111,038)

52	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.A	2.00%	Deutsche Bank AG	11/17/59	A-	USD	3,340	$(253,846)	$(151,132)	$(102,714)
CMBX.NA.10.A	2.00%	Deutsche Bank AG	11/17/59	A-	USD	1,670	(128,193)	(76,836)	(51,357)
CMBX.NA.10.BBB-	3.00%	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	60	(11,857)	(5,372)	(6,485)
SAS AB	5.00%	Goldman Sachs International	12/20/17	Not Rated	EUR	270	1,377	(2,920)	4,297
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	EUR	4,500	(30,486)	(64,322)	33,836
Buoni Poliennali Del Tesoro	1.00%	Barclays Bank PLC	3/20/18	BBB-	USD	37	(198)	(424)	226
ITRAXX.FINSUB.19.V1	5.00%	Citibank N.A.	6/20/18	BBB	EUR	5,900	594,289	276,260	318,029
ITRAXX.FINSUB.20.V1	5.00%	Barclays Bank PLC	12/20/18	BBB	EUR	1,160	205,112	111,324	93,788
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	4,600	682,900	310,982	371,918
ITRAXX.FINSUB.20.V1	5.00%	Citibank N.A.	12/20/18	BBB	EUR	1,660	292,082	157,868	134,214
ITRAXX.FINSUB.20.V1	5.00%	Deutsche Bank AG	12/20/18	BBB	EUR	830	146,402	79,295	67,107
SAS AB	5.00%	Goldman Sachs International	6/20/19	Not Rated	EUR	1,000	(37,083)	(57,165)	20,082
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	B+	USD	350	(10,908)	(4,307)	(6,601)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	7,452	36,092	(45,113)	81,205
People’s Republic of China	1.00%	Barclays Bank PLC	9/20/20	AA-	USD	1,000	12,682	(5,219)	17,901
People’s Republic of China	1.00%	Goldman Sachs International	9/20/20	AA-	USD	1,000	12,382	(5,519)	17,901
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	7,452	19,114	(52,555)	71,669
ITRAXX.ASIA.XJ.IG.24.V1	1.00%	Goldman Sachs International	12/20/20	A-	USD	1,825	(4,500)	(35,368)	30,868
Federative Republic of Brazil	1.00%	Citibank N.A.	6/20/21	BB	USD	700	(63,495)	(39,780)	(23,715)
Hellenic Telecommunications Organization SA	5.00%	Barclays Bank PLC	12/20/21	B+	EUR	1,000	214,998	59,732	155,266
Avis Budget Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	188	3,604	1,852	1,752
Avis Budget Group, Inc.	5.00%	JPMorgan Chase Bank N.A.	6/20/22	BB-	USD	83	1,918	1,147	771
Hertz Global Holdings, Inc.	5.00%	Citibank N.A.	6/20/22	B-	USD	300	(83,119)	(29,638)	(53,481)
Republic of France	0.25%	Bank of America N.A.	6/20/22	AA	USD	5,500	36,538	14,403	22,135
CMBX.NA.7.AAA	0.50%	Morgan Stanley & Co. International PLC	1/17/47	AAA	USD	5,000	(162,680)	(160,086)	(2,594)
CMBX.NA.3.AM	0.50%	Credit Suisse International	12/13/49	BBB+	USD	140	(13,041)	(12,357)	(684)
CMBX.NA.3.AM	0.50%	Goldman Sachs International	12/13/49	BBB+	USD	353	(33,280)	(31,555)	(1,725)
CMBX.NA.3.AM	0.50%	JPMorgan Chase Bank N.A.	12/13/49	BBB+	USD	762	(68,250)	(64,531)	(3,719)
CMBX.NA.9.A	2.00%	Deutsche Bank AG	9/17/58	Not Rated	USD	1,630	(144,844)	(84,063)	(60,781)
CMBX.NA.6.BBB-	3.00%	Credit Suisse International	5/11/63	BBB-	USD	850	(168,431)	(69,181)	(99,250)
Total							$(3,662,445)	$(2,636,848)	$(1,025,597)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
13.13%[1]	1-day BZDIOVER	Bank of America N.A.	7/03/17	BRL	41,038	$(49,844)	—	$(49,844)
13.11%[1]	1-day BZDIOVER	Citibank N.A.	7/03/17	BRL	49,252	(57,484)	—	(57,484)
12.85%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	7/03/17	BRL	6,329	(4,856)	—	(4,856)
9.50%[1]	1-day BZDIOVER	Bank of America N.A.	10/02/17	BRL	128,137	(3,567)	—	(3,567)
1.92%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	10,139,328	21,233	$4,723	16,510
1.69%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	10,139,328	(9,116)	—	(9,116)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	53

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.30%[1]	28-day MXIBTIIE	Bank of America N.A.	12/07/17	MXN	23,670	$17,360	$15	$17,345
9.99%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	91,638	(95,831)	—	(95,831)
8.98%[1]	1-day BZDIOVER	Citibank N.A.	1/02/18	BRL	31,295	14,733	—	14,733
9.98%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/18	BRL	91,641	(62,870)	—	(62,870)
4.55%[1]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	39,525	43,267	505	42,762
4.85%[1]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	23,232	36,525	41	36,484
7.07%[2]	28-day MXIBTIIE	Citibank N.A.	11/21/18	MXN	231,800	4,560	—	4,560
7.06%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/21/18	MXN	278,160	3,417	—	3,417
6.98%[2]	28-day MXIBTIIE	Citibank N.A.	11/28/18	MXN	395,600	(15,589)	(516)	(15,073)
6.98%[2]	28-day MXIBTIIE	JPMorgan Chase Bank N.A.	11/28/18	MXN	224,417	(8,844)	(293)	(8,551)
4.77%[1]	28-day MXIBTIIE	Citibank N.A.	12/05/18	MXN	16,034	27,451	22	27,429
4.70%[1]	28-day MXIBTIIE	Bank of America N.A.	12/06/18	MXN	16,034	28,340	21	28,319
4.76%[1]	28-day MXIBTIIE	Citibank N.A.	12/06/18	MXN	16,034	27,611	22	27,589
9.25%[2]	1-day BZDIOVER	Citibank N.A.	1/02/19	BRL	84,850	79,915	—	79,915
9.28%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/19	BRL	80,549	83,632	—	83,632
9.73%[2]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/02/20	BRL	54,985	56,371	—	56,371
3.27%[1]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	9,510	(512,079)	—	(512,079)
3.78%[2]	7-day China Fixing Repo Rates	Bank of America N.A.	6/02/22	CNY	27,338	2,599	—	2,599
5.73%[1]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	23,376	98,986	262	98,724
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	14,869	(36,542)	(80)	(36,462)
6.33%[2]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	36,610	(92,525)	(157)	(92,368)
6.32%[2]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	109,616	(280,942)	(465)	(280,477)
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	36,783	96,062	154	95,908
6.31%[1]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	36,783	96,062	154	95,908
6.31%[1]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	136,536	357,901	571	357,330
6.27%[2]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	4,348	(12,671)	(51)	(12,620)
Total						$(146,735)	$4,928	$(151,663)

[1]	The Master Portfolio pays the fixed rate and receives the floating rate.

[2]	The Master Portfolio pays the floating rate and receives the fixed rate.

OTC Total Return Swaps

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AutoZone, Inc.	1-month LIBOR minus 0.35%[1]	Citibank N.A.	9/15/17	USD	7,712	$329,278	—	$329,278
Financial Select Sector SPDR Fund	1-month LIBOR plus 0.40%[1]	Merrill Lynch International	9/15/17	USD	116,769	(39,950)	—	(39,950)
Financial Select Sector SPDR Fund	1-month LIBOR plus 0.40%[1]	Merrill Lynch International	9/15/17	USD	85,577	(29,278)	—	(29,278)
SPDR S&P Retail ETF	1-month LIBOR minus 0.65%[1]	Citibank N.A.	9/15/17	USD	31,937	(8,081)	—	(8,081)
SPDR S&P Retail ETF	1-month LIBOR minus 0.80%[1]	Citibank N.A.	9/15/17	USD	134,000	(144,948)	—	(144,948)
SPDR S&P Retail ETF	1-month LIBOR minus 1.50%[1]	BNP Paribas S.A.	9/15/17	USD	66,610	(17,540)	—	(17,540)
SPDR S&P Retail ETF	1-month LIBOR minus 1.60%[1]	Merrill Lynch International	9/15/17	USD	66,692	(17,637)	—	(17,637)
SPDR S&P Retail ETF	1-month LIBOR minus 1.60%[1]	Merrill Lynch International	9/15/17	USD	52,762	(13,953)	—	(13,953)
Aetna, Inc.	3-month LIBOR plus 0.20%[2]	Bank of America N.A.	12/15/17	USD	10,790	26,639	—	26,639

54	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

Reference Entity	Floating Rate	Counterparty	Expiration Date	Contract Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Centene Corp.	3-month LIBOR plus 0.20%[2]	Bank of America N.A.	12/15/17	USD	16,455	$13,619	—	$13,619
SPDR S&P Oil & Gas Exploration & Production ETF	1-month LIBOR minus 0.85%[1]	Merrill Lynch International	12/15/17	USD	339,879	567,510	—	567,510
Ally Financial, Inc.	3-month LIBOR minus 0.30%[1]	Merrill Lynch International	1/24/18	USD	1,100	(526)	—	(526)
O’Reilly Automotive, Inc.	3-month LIBOR minus 0.20%[1]	Goldman Sachs International	5/10/18	USD	16,560	285,615	—	285,615
Total						$950,748	—	$950,748

[1]	Master Portfolio pays the total return of the reference entity and receives the floating rate.

[2]	Master Portfolio receives the total return of the reference entity and pays the floating rate.

      OTC Total Return Swaps1

Reference Entity	Counterparty	Expiration Dates	Net Notional Amount	Unrealized Appreciation	Net Value of Reference Entities
Equity Securities Long/Short	Bank of America N.A.	11/15/18-1/15/19	USD 2,019,287	$184,439	$2,203,726

[1]

The Master Portfolio receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Master Portfolio pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 20-160 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

Intercontinental Exchange LIBOR:
EUR 1 Month
EUR 1 Week
GBP 1 Week

The following tables represents the individual long and short positions and related values of equity securities underlying the total return swap with Bank of America N.A., as of June 30, 2017, expiration dates 11/15/18-1/15/19:

	Shares	Value
Reference Entity — Long
Eurobank Ergasias SA	462,691	$517,346
Hellenic Telecommunications Organization SA	135,862	1,635,331
JPMorgan Chase & Co.	12,069	1,103,107
National Bank of Greece SA	2,614,779	995,037
Total Reference Entity — Long		4,250,821

	Shares	Value
Reference Entity — Short
Anglo American PLC	(115,693)	$(1,545,634)
Tullow Oil PLC	(255,091)	(501,461)
Total Reference Entity — Short		(2,047,095)
Net Value of Reference Entity — Bank of America N.A.		$2,203,726

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master Portfolio has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	55

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Master Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Master Portfolio’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Master Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,172,047,816	$195,571,586	$1,367,619,402
Common Stocks[1]	$62,309,850	4,078,762	290,289	66,678,901
Corporate Bonds[1]	—	3,208,789,700	34,296	3,208,823,996
Floating Rate Loan Interests[1]	—	63,773,642	36,333,100	100,106,742
Foreign Agency Obligations	—	79,597,811	—	79,597,811
Foreign Government Obligations	—	546,447,598	—	546,447,598
Investment Companies	141,328,724	—	—	141,328,724
Non-Agency Mortgage-Backed Securities	—	581,117,577	111,604,766	692,722,343
Preferred Securities[1]	9,078,451	62,151,620	320,485	71,550,556
Taxable Municipal Bonds	—	467,164,875	—	467,164,875
U.S. Government Sponsored Agency Securities	—	6,221,404,161	3,829,491	6,225,233,652
U.S. Treasury Obligations	—	3,100,965,523	—	3,100,965,523
Short-Term Securities:
Borrowed Bond Agreements	—	69,835,713	—	69,835,713
Money Market Funds	—	—	—	—
Options Purchased:
Equity contracts	3,331,124	30,319	—	3,361,443
Foreign currency exchange contracts	—	15,572,875	5	15,572,880
Credit contracts	—	132,370	—	132,370
Interest rate contracts	1,029,350	528,630	—	1,557,980
Liabilities:
Investments:
TBA Sale Commitments	—	$(3,335,258,783)	—	$(3,335,258,783)
Borrowed Bonds	—	(68,239,544)	—	(68,239,544)
Investments Sold Short.	—	$(731,377)	—	$(731,377)

Subtotal	$217,077,499	$12,189,409,288	$347,984,018	$12,754,470,805

Investments Valued at NAV[2]				117,475,642

Total Investments				$12,871,946,447

[1]	See above Consolidated Schedule of Investments for values in each industry.

[2]

As of June 30, 2017, certain investments of the Master Portfolio were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

56	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Consolidated Schedule of Investments (continued)	Master Total Return Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Commodity contracts	$768,229	—	—	$768,229
Credit contracts	—	$8,401,883	—	8,401,883
Equity contracts	255,184	1,407,100	—	1,662,284
Foreign currency exchange contracts	—	12,122,561	—	12,122,561
Interest rate contracts	2,255,198	3,945,405	—	6,200,603
Liabilities:
Commodity contracts	(733,730)	—	—	(733,730)
Credit contracts	—	(16,339,992)	—	(16,339,992)
Equity contracts	(2,308,066)	(271,913)	—	(2,579,979)
Foreign currency exchange contracts	—	(25,522,909)	$(5)	(25,522,914)
Interest rate contracts	(10,700,414)	(2,373,902)	—	(13,074,316)

Total	$(10,463,599)	$(18,631,767)	$(5)	$(29,095,371)

[1]

Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Master Portfolio may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $2,677,770,258 are categorized as Level 2 within the disclosure hierarchy.

During the period ended June 30, 2017, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Master Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities
Assets:
Opening Balance, as of September 30, 2016	$266,733,316	—	$261,490	$386,154	$103,933,840
Transfers into Level 3	4,596,177	—	—	—	5,668,621
Transfers out of Level 3[1]	(168,834,640)	—	(168,475)	—	(35,456,634)
Other[2]	4,430,000	—	—	—	(4,430,000)
Accrued discounts/premiums	65,296	—	(3,523)	(938)	454,996
Net realized gain (loss)	208,295	—	4,571	—	108,969
Net change in unrealized appreciation
(depreciation)[3]	(594,733)	$(1,013,998)	(16,460)	11,325	(1,900,580)
Purchases	174,359,002	1,304,287	—	35,936,559	97,515,765
Sales.	(85,391,127)	—	(43,307)	—	(54,290,211)

Closing Balance, as of June 30, 2017	$195,571,586	$290,289	$34,296	$36,333,100	$111,604,766

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[3]	$(263,112)	$(1,013,998)	$(16,460)	$11,325	$(1,243,177)

MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017	57

Consolidated Schedule of Investments (concluded)	Master Total Return Portfolio

	Other Interests	Preferred Securities	U.S. Government Sponsored Agency Securities	Options Purchased	Total
Assets:
Opening Balance, as of September 30, 2016	$1	$1,611,077	$7,671,767	—	$380,597,645
Transfers into Level 3	—	—	—	—	10,264,798
Transfers out of Level 3[1]	—	—	(7,581,314)	—	(212,041,063)
Other[2]	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	515,831
Net realized gain (loss)	—	—	37,201	—	359,036
Net change in unrealized appreciation (depreciation)[3]	(1)	(1,290,592)	(61,569)	$(161,776)	(5,028,384)
Purchases	—	—	5,649,997	161,781	314,927,391
Sales.	—	—	(1,886,591)	—	(141,611,236)

Closing Balance, as of June 30, 2017	—	$320,485	$3,829,491	$5	$347,984,018

Net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017[3]	—	$(1,290,592)	$(11,577)	$(161,776)	$(3,989,367)

[1]

As of September 30, 2016, the Master Portfolio used significant unobservable inputs in determining the value of certain investments. As of June 30, 2017, the Master Portfolio used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]	Certain Level 3 investments were re-classified between Asset-Backed Securities and Non-Agency Mortgage-Backed Securities.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at June 30, 2017, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Foreign Currency Exchange Contracts
	Assets	Liabilities
Opening Balance, as of September 30, 2016	—	—
Transfers into Level 3	—	—
Transfers out of Level 3.	—	—
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation (depreciation)[1]	—	$354,833
Purchases	—	—
Issues	—	—
Sales	—	(354,838)
Settlements	—	—
Closing Balance, as of June 30, 2017	—	$(5)

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at June 30, 2017[1]	—	$354,833

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at December 31, 2016, is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Master Portfolio’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

58	MASTER TOTAL RETURN PORTFOLIO OF MASTER BOND LLC	JUNE 30, 2017

Item 2 – Controls and Procedures

2(a) –	The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the
1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	August 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Total Return Fund of BlackRock Bond Fund, Inc. and Master Total Return Portfolio of Master Bond LLC

Date:	August 22, 2017